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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number         811-8934
                                   ---------------------------------------------

                    ING Strategic Allocation Portfolios, Inc.
            ---------------------------------------------------------
               (Exact name of registrant as specified in charter)

           7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258
    ------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

 The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202
 ------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:      1-800-992-0180
                                                   -----------------------------

Date of fiscal year end:    December 31

Date of reporting period:   December 31, 2002


ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

                                                           ANNUAL REPORT

       ANNUAL REPORT



       (PHOTO OF COMPASS)

December 31, 2002



       Classes R and S



       DOMESTIC EQUITY INDEX PORTFOLIOS

       ING VP Index Plus LargeCap Portfolio
       ING VP Index Plus MidCap Portfolio
       ING VP Index Plus SmallCap Portfolio

       STRATEGIC ALLOCATION PORTFOLIOS
       ING VP Strategic Allocation Growth Portfolio
       ING VP Strategic Allocation Balanced Portfolio
       ING VP Strategic Allocation Income Portfolio




                                                          [ING FUNDS LOGO]

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------


President's Letter......................................    1
Portfolio Managers' Reports:
  Domestic Equity Index Portfolios......................    2
  Strategic Allocation Portfolios.......................    8
Index Descriptions......................................   12
Independent Auditors' Report............................   13
Statements of Assets and Liabilities....................   14
Statements of Operations................................   15
Statements of Changes in Net Assets.....................   16
Financial Highlights....................................   19
Notes to Financial Statements...........................   25
Portfolios of Investments...............................   33
Tax Information.........................................   71
Director/Trustee and Officer Information................   72

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                               PRESIDENT'S LETTER
--------------------------------------------------------------------------------


Dear Shareholder:

We are pleased to present the December 31, 2002 Annual Report for the ING Domestic Equity Index Portfolios and Strategic Allocation Portfolios (formerly the ING Generation Portfolios).

The year ended December 31, 2002 proved to be a difficult year as a weak economy and continued accounting scandals in the corporate sector took their toll on the U.S. equity markets.

Amid the difficulties of the past year, we were successful in integrating the operations of various mutual fund groups that have been acquired by ING Groep N.V. over the past two years. The ING Funds family now offers more than 100 open- and closed-end funds and variable products with a wide range of investment objectives and styles.

At ING Funds, we are dedicated to providing core investments for serious investors. Our goal is to understand and anticipate your needs and objectives, and manage our products accordingly. We greatly appreciate your continued investment in the ING Funds.

Sincerely,

(-s- James M. Hennessy)
James M. Hennessy
President
ING Funds Services, LLC

January 15, 2003

ING VP INDEX PLUS LARGECAP PORTFOLIO

                                                                       PORTFOLIO
                                                                MANAGERS' REPORT
--------------------------------------------------------------------------------


PORTFOLIO MANAGEMENT TEAM: Hugh T.M. Whelan, Portfolio Manager, Doug Cote, Portfolio Manager, Aeltus Investment Management, Inc.

GOAL: The ING VP Index Plus LargeCap Portfolio (the "Portfolio") seeks to outperform the total return performance of the Standard & Poor's 500 Composite Index (S&P 500), while maintaining a market level of risk by investing at least 80% of its assets in stocks included in the S&P 500.

MARKET OVERVIEW: The S&P 500 posted a loss of 22.10% in 2002, its worst calendar year performance since 1974. Concerns regarding the integrity of corporate accounting, the strength of the U.S. economic rebound, and international hostilities consistently weighed on the market all year.

The year ended with a rally in the fourth quarter, which was sustained by the Federal Reserve's surprise 50 basis point rate cut on November 6th. Evidencing a significant change in investor sentiment, the rally occurred primarily in sectors like telecommunication services and information technology, which had suffered the worst performance in the first nine months of the year.

In terms of market capitalization, the smallest stocks within the S&P 500 outperformed the largest stocks. This was because investors' accounting and valuation fears were primarily related to larger cap stocks.

PERFORMANCE: For the year ended December 31, 2002, the Portfolio's Class R shares, excluding any charges, provided a return of -21.53%, compared to the S&P 500, which returned -22.10%.

PORTFOLIO SPECIFICS: Performance benefited from successful individual security selection and was primarily helped by our underweight positions in stocks that ranked poorly based on the quantitative model we use to manage the Portfolio.

Security selection was most successful in the industrials and information technology sectors. Some of the largest contributors to performance during the year were our underweights in WorldCom and Electronic Data Systems, and our overweights in Philip Morris and Dell. Negative contributors to relative performance included our overweight in Home Depot and our underweights in Exxon Mobil, Royal Dutch Petroleum and Pharmacia.

Effective individual security selection was partially offset by the adverse impact of the sector allocation. This was due to our underweights in energy and healthcare, which performed relatively well during the year.

MARKET OUTLOOK: The cumulative losses of the recent three-year bear market in U.S. large cap equities have only been exceeded since 1926 by the four-year bear market from 1929-32. The 1929-32 bear market was accompanied by a 50% decline in nominal GDP and double-digit unemployment -- neither of these traits exists today. Each of the prior multi-year bear markets in 1929-32, 1939-41, and 1973-74 were followed by a period of abnormally high equity returns. Based on the historical relationship between expected earnings and current interest rates, the U.S. large cap market is significantly undervalued now. While expected earnings may not materialize and there is the ever-present risk of terrorism and war, valuations and the length of the recent bear market suggest the outlook for U.S. equity returns is positive.

Over the recent period, our quantitative research -- which focuses on business momentum and earnings quality, market recognition and valuation -- is pointing the Portfolio towards greater weightings in the consumer staples sector and towards lower weightings in the consumer discretionary sector. Currently our largest overweight is in the consumer staples sector and our largest underweight is in the consumer discretionary sector.

The focus of the Portfolio continues to be adding return via good individual stock selection. By design, the quantitative factors our approach is based on are not highly correlated. Historically, this has benefited relative performance in a variety of market environments.

                                            ING VP INDEX PLUS LARGECAP PORTFOLIO

PORTFOLIO
MANAGERS' REPORT
--------------------------------------------------------------------------------


[LINE GRAPH]

                                                                 ING VP INDEX PLUS LARGECAP
                                                                     PORTFOLIO CLASS R                    S&P 500 INDEX
                                                                 --------------------------               -------------
9/16/96                                                                    10000                              10000
12/31/96                                                                   10963                              10834
12/31/97                                                                   14678                              14448
12/31/98                                                                   19316                              18577
12/31/99                                                                   24009                              22485
12/31/00                                                                   21751                              20438
12/31/01                                                                   18788                              18009
12/31/02                                                                   14743                              14028

                           AVERAGE ANNUAL TOTAL RETURNS
                     FOR THE PERIODS ENDED DECEMBER 31, 2002
               ----------------------------------------------------
                                  SINCE INCEPTION   SINCE INCEPTION
                                    OF CLASS R        OF CLASS S
               1 YEAR   5 YEARS       9/16/96           7/16/01
               ------   -------       -------           -------
Class R        -21.53%    0.09%        6.37%                --
Class S        -21.74%      --           --             -18.16%
S&P 500 Index  -22.10%   -0.59%        5.56%(1)         -18.92%(2)

Based upon a $10,000 initial investment, the table and graph above illustrate the total return of ING VP Index Plus LargeCap Portfolio against the S&P 500 Index. The Index is unmanaged and has an inherent performance advantage over the Portfolio since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table and graph do not reflect the deduction of taxes that a shareholder will pay on portfolio distributions or the redemption of portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Portfolio, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Portfolio holdings are subject to change daily.

(1) Since inception performance for the index is shown from 10/01/96.

(2) Since inception performance for the index is shown from 08/01/01.

PRINCIPAL RISK FACTOR(S): Price volatility and other risks that accompany an investment in equity securities.

                See accompanying index descriptions on page 12.

ING VP INDEX PLUS MIDCAP PORTFOLIO

                                                                       PORTFOLIO
                                                                MANAGERS' REPORT
--------------------------------------------------------------------------------


PORTFOLIO MANAGEMENT TEAM: Hugh T.M. Whelan, Portfolio Manager, Doug Cote, Portfolio Manager, Aeltus Investment Management, Inc.

GOAL: The ING VP Index Plus MidCap Portfolio (the "Portfolio") seeks to outperform the total return performance of the Standard & Poor's MidCap 400 Index (S&P 400), while maintaining a market level of risk by investing at least 80% of its assets in stocks included in the S&P 400.

MARKET OVERVIEW: The S&P 400 posted a loss of 14.51% in 2002. Although mid cap stocks outperformed large cap stocks, they also were adversely affected by concerns regarding the integrity of corporate accounting, the strength of the U.S. economic rebound, and international hostilities.

The year ended with a rally in the fourth quarter, which was sustained by the Federal Reserve's surprise 50 basis point rate cut on November 6th. Evidencing a significant change in investor sentiment, the rally occurred primarily in sectors like information technology, which had suffered the worst performance in the first nine months of the year.

PERFORMANCE: For the year ended December 31, 2002, the Portfolio's Class R shares, excluding any charges, provided a return of -12.09%, compared to the S&P 400, which returned -14.51%.

PORTFOLIO SPECIFICS: Performance benefited from successful individual security selection. Performance was helped both by our underweight positions in stocks that ranked poorly based on the quantitative model we use to manage the Portfolio and by our overweights in well ranked stocks.

Security selection was most successful in the information technology and consumer discretionary sectors. Some of the largest contributors to performance during the year were our underweights in Sepracor Inc., Cadence Design Systems, Millennium Pharmaceuticals and BJ's Wholesale Club. Our overweight in Symantec also helped the Portfolio's performance. Negative contributors to relative performance included our overweights in Aquila Inc., Network Associates, and IDEC Pharmaceuticals. Our underweights in Weatherford International and in Dreyer's Grand Ice Cream also detracted from relative performance.

Effective individual security selection was partially offset by the adverse impact of the Portfolio's sector allocation. This was due to primarily to our underweight in the energy sector, which performed relatively well during the year.

MARKET OUTLOOK: Based on the historical relationship between expected earnings and current interest rates, the U.S. equity market is undervalued now. Also, historically, equity markets have realized higher than average returns following periods of extreme market losses. While expected earnings may not materialize and there is the ever present risk of terrorism and war, valuations and the severity of the recent downturn in equity returns suggest the outlook for U.S. equity returns is now positive.

Over the recent period our quantitative research -- which focuses on business momentum and earnings quality, market recognition and valuation -- is pointing the Portfolio towards greater weightings in the energy sector and towards lower weightings in the consumer discretionary sector. Currently our largest overweight is in the consumer discretionary sector and our largest underweight is in the energy sector.

The focus of our Portfolio continues to be adding return via good individual stock selection. By design the quantitative factors our approach is based on are not highly correlated. Historically, this has benefited relative performance in a wide variety of market environments.

                                              ING VP INDEX PLUS MIDCAP PORTFOLIO

PORTFOLIO
MANAGERS' REPORT
--------------------------------------------------------------------------------


[LINE GRAPH]

                                                                  ING VP INDEX PLUS MIDCAP
                                                                     PORTFOLIO CLASS R                 S&P MIDCAP 400 INDEX
                                                                  ------------------------             --------------------
12/16/1997                                                                 10000                              10000
12/31/1997                                                                 10348                              10000
12/31/1998                                                                 12862                              11911
12/31/1999                                                                 15029                              13665
12/31/2000                                                                 18022                              16057
12/31/2001                                                                 17784                              15960
12/31/2002                                                                 15633                              13643

                                                 AVERAGE ANNUAL TOTAL RETURNS
                                            FOR THE PERIODS ENDED DECEMBER 31, 2002
                                    -------------------------------------------------------
                                                         SINCE INCEPTION    SINCE INCEPTION
                                                           OF CLASS R         OF CLASS S
                                    1 YEAR    5 YEARS       12/16/97            7/16/01
                                    ------    -------       --------            -------
Class R                             -12.09%    8.60%          9.27%                 --
Class S                             -12.26%      --             --               -7.96%
S&P MidCap 400 Index                -14.51%    6.41%          6.41%(1)          -10.52%(2)

Based upon a $10,000 initial investment, the table and graph above illustrate the total return of ING VP Index Plus MidCap Portfolio against the S&P MidCap 400 Index. The Index is unmanaged and has an inherent performance advantage over the Portfolio since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table and graph do not reflect the deduction of taxes that a shareholder will pay on portfolio distributions or the redemption of portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Portfolio, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Portfolio holdings are subject to change daily.

(1) Since inception performance for the index is shown from 01/01/98.

(2) Since inception performance for the index is shown from 08/01/01.

PRINCIPAL RISK FACTOR(S): Price volatility and other risks that accompany an investment in equity securities.

                See accompanying index descriptions on page 12.

ING VP INDEX PLUS SMALLCAP PORTFOLIO

                                                                       PORTFOLIO
                                                                MANAGERS' REPORT
--------------------------------------------------------------------------------


PORTFOLIO MANAGEMENT TEAM: Hugh T.M. Whelan, Portfolio Manager, Doug Cote, Portfolio Manager, Aeltus Investment Management, Inc.

GOAL: The ING VP Index Plus SmallCap Portfolio (the "Portfolio") seeks to outperform the total return performance of the Standard & Poor's SmallCap 600 Index (S&P 600), while maintaining a market level of risk by investing at least 80% of its assets in stocks included in the S&P 600.

MARKET OVERVIEW: The S&P 600 posted a loss of 14.63% in 2002. Although small cap stocks outperformed large cap stocks, they also were adversely affected by concerns regarding the integrity of corporate accounting, the strength of the U.S. economic rebound, and international hostilities.

The year ended with a rally in the fourth quarter, which was sustained by the Federal Reserve's surprise 50 basis point rate cut on November 6th. Evidencing a significant change in investor sentiment, the rally occurred primarily in sectors like information technology, which had suffered the worst performance in the first nine months of the year.

PERFORMANCE: For the year ended December 31, 2002, the Portfolio's Class R shares, excluding any charges, provided a return of -13.21%, compared to the S&P 600, which returned -14.63%.

PORTFOLIO SPECIFICS: The Portfolio's performance benefited from successful individual security selection. Performance was helped both by our underweight positions in stocks that ranked poorly based on the quantitative model we use to manage the Portfolio and by our overweights in well ranked stocks.

Security selection was most successful in the information technology and healthcare sectors. Some of the largest contributors during the year were our underweights in OMG Group Inc., THQI Inc., and Fleming Companies. Our overweight in Hyperion Solutions also helped performance. Negative contributors to the portfolio's relative performance included our overweights in Great Atlantic & Pacific Tea Inc, ESS Technology Inc., and Insight Enterprises Inc. Our underweights in Zebra Technologies Inc. and in Shaw Group Inc. also detracted from relative performance.

Effective sector allocation also contributed to performance. This was due primarily to our underweight in the information technology sector, which performed relatively well during the year.

MARKET OUTLOOK: Based on the historical relationship between expected earnings and current interest rates, the U.S. equity market is undervalued now. Also, historically, equity markets have realized higher than average returns following periods of extreme market losses. While expected earnings may not materialize and the risks of terrorism and war, valuations and the severity of the recent downturn in equity returns suggest a positive outlook for U.S. equity returns.

Our quantitative research -- which focuses on business momentum and earnings quality, market recognition and valuation -- is pointing the Portfolio towards greater weightings in the energy sector and towards lower weightings in the consumer discretionary sector. Currently our largest overweight is in the industrials sector and our largest underweight is in the information technology sector.

The focus continues to be adding return via good individual stock selection. By design, the quantitative factors that our approach is based on are not highly correlated. Historically, this has benefited relative performance in a wide variety of market environments.

                                            ING VP INDEX PLUS SMALLCAP PORTFOLIO

PORTFOLIO
MANAGERS' REPORT
--------------------------------------------------------------------------------


[LINE GRAPH]

                                                                 ING VP INDEX PLUS SMALLCAP
                                                                        PORTFOLIO(1)                S&P SMALLCAP 600 INDEX(2)
                                                                 --------------------------         -------------------------
12/9/97                                                                   10000.00                           10000.00
12/31/97                                                                  10430.00                           10000.00
12/31/98                                                                  10289.00                            9869.00
12/31/99                                                                  11398.00                           11094.00
12/31/00                                                                  12517.00                           12403.00
12/31/01                                                                  12819.00                           13214.00
12/31/02                                                                  11126.00                           11281.00

                                    AVERAGE ANNUAL TOTAL RETURNS
                              FOR THE PERIODS ENDED DECEMBER 31, 2002
                        ----------------------------------------------------
                                           SINCE INCEPTION   SINCE INCEPTION
                                             OF CLASS R        OF CLASS S
                        1 YEAR   5 YEARS      12/19/97           7/16/01
                        ------   -------      --------           -------
Class R                 -13.21%   1.30%         2.14%                --
Class S                 -13.39%     --            --              -7.90%
S&P SmallCap 600 Index  -14.63%   2.44%         2.44%(1)          -9.31%(2)

Based upon a $10,000 initial investment, the table and graph above illustrate the total return of ING VP Index Plus SmallCap Portfolio against the S&P SmallCap 600 Index. The Index is unmanaged and has an inherent performance advantage over the Portfolio since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table and graph do not reflect the deduction of taxes that a shareholder will pay on portfolio distributions or the redemption of portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Portfolio, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Portfolio holdings are subject to change daily.

(1) Since inception performance for the index is shown from 01/01/98.

(2) Since inception performance for the index is shown from 08/01/01.

PRINCIPAL RISK FACTOR(S): Price volatility and other risks that accompany an investment in equity securities.

                See accompanying index descriptions on page 12.

ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO

                                                                       PORTFOLIO
                                                                MANAGERS' REPORT
--------------------------------------------------------------------------------


PORTFOLIO MANAGEMENT: Mary Ann Fernandez, Senior Vice President, Aeltus Investment Management, Inc.

GOAL: The ING VP Strategic Allocation Growth Portfolio ("VP Strategic Allocation Growth") seeks to provide capital appreciation. The ING VP Strategic Allocation Balanced Portfolio ("VP Strategic Allocation Balanced") seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized). The ING VP Strategic Allocation Income Portfolio ("VP Strategic Allocation Income") seeks to provide total return consistent with preservation of capital.

VP Strategic Allocation Growth, VP Strategic Allocation Balanced and VP Strategic Allocation Income are asset allocation funds that have been designed for investors with different investment goals:

- VP Strategic Allocation Growth is managed for investors seeking capital appreciation who generally have an investment horizon exceeding 15 years and who have a high level of risk tolerance.

- VP Strategic Allocation Balanced is managed for investors seeking a balance between income and capital appreciation who generally have an investment horizon exceeding 10 years and who have a moderate level of risk tolerance.

- VP Strategic Allocation Income is managed for investors primarily seeking total return consistent with capital preservation who generally have an investment horizon exceeding 5 years and who have a low level of risk tolerance.

MARKET OVERVIEW: The S&P 500 Index posted a loss of 22.10% in 2002, its worst calendar year performance since 1974. Concerns regarding the integrity of corporate accounting, the strength of the US economic rebound, and international hostilities consistently weighed on the market all year. Bonds, on the other hand, posted solid gains over the period. The Lehman Aggregate Index was up 10.25%.

The year ended with an equity rally in the fourth quarter, which was sustained by the Federal Reserve's surprise 50 basis point rate cut on November 6th. Evidencing a significant change in investor sentiment, the equity rally occurred primarily in sectors like telecommunication services and information technology which had suffered the worst performance in the first nine months of the year.

Interest rates across the yield curve declined significantly over the year--overall making bonds the place to be in 2002.

PERFORMANCE: For the year ended December 31, 2002, the VP Strategic Allocation Growth, VP Strategic Allocation Balanced, and the VP Strategic Allocation Income Portfolios, excluding any charges, provided total returns of -13.76%, -9.54% and -4.34%, respectively, compared to their benchmarks, the Russell 3000 Index (VP Strategic Allocation Growth and VP Strategic Allocation Balanced) and the Salomon Smith Barney Broad Investment-Grade Bond Index (VP Strategic Allocation Income) which returned -21.54% and 10.09%, respectively.

PORTFOLIO SPECIFICS: Large cap stocks performed very well compared to the S&P 500 Index. Most of their performance was driven by positive security selection in the industrial, healthcare and information technology sectors. Offsetting some of this performance was an overweight in consumer discretionary stocks and adverse security selection in this sector. SMID (SmallCap and MidCap) cap stock performance was also positive versus the Russell 2500 Index. Healthcare and financial sector security selection led the way while adverse security selection in consumer discretionary and industrial sectors detracted from performance. International stocks suffered from adverse selection in the consumer goods, healthcare and telecom sectors, but were offset somewhat by positive selection in non bank financials. Positive security selection in large and SMID cap was not strong enough to offset the adverse selection in international stocks over the period. REITS performed well, adding value across all sectors of the REIT market. Our fixed income investments underperformed the Lehman Aggregate Index. With rates declining over the period, a short duration relative to the index detracted from performance. However, duration exposures were rebalanced to neutral throughout November. Asset allocation decisions positively impacted the Portfolios especially due to an underweight to credit and an overweight in treasuries. Security selection in the credit sector detracted from performance during the first half of the year, offset partially by positive security selection in the last quarter.

MARKET OUTLOOK: The cumulative losses of the recent three-year bear market in US large cap equities have only been exceeded since 1926 by the four-year bear market from 1929-32. The 1929-32 bear market was accompanied by a 50% decline in nominal GDP and double-digit unemployment -- neither of these traits exists today. Each of the prior multi-year bear markets in 1929-32, 1939-41, and 1973-74 were followed by a period of abnormally high equity returns. Based on the historical relationship between expected earnings and current interest rates, the US large cap market is significantly undervalued now. While expected earnings may not materialize and there is the ever-present risk of terrorism and war, valuations and the length of the recent bear market suggest the outlook for U.S. equity returns is positive.

In 2003, the U.S. should continue to be the growth leader of the developed economies. We expect GDP on a year over year basis to be in the 2.8-3% range, with a

                                    ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO

PORTFOLIO
MANAGERS' REPORT
--------------------------------------------------------------------------------


gradual recovery. The U.S. continues to have very accommodative monetary and fiscal policies and we expect inflation to remain tame. We think the Fed will be reluctant to raise the Fed Funds rate prematurely, waiting for growth and employment gains to be firmly established before raising rates.

[LINE GRAPH]

                                                                ING VP STRATEGIC ALLOCATION
                                                                      GROWTH PORTFOLIO                  RUSSELL 3000 INDEX
                                                                ---------------------------             ------------------
7/5/95                                                                     10000                              10000
12/31/95                                                                   11045                              11470
12/30/96                                                                   13650                              13973
12/31/97                                                                   16365                              18414
12/31/98                                                                   17069                              22858
12/31/99                                                                   19519                              27636
12/30/00                                                                   19389                              25574
12/31/01                                                                   17151                              22644
12/31/02                                                                   14791                              17766

                                         AVERAGE ANNUAL TOTAL RETURNS
                                   FOR THE PERIODS ENDED DECEMBER 31, 2002
                                ----------------------------------------------
                                                               SINCE INCEPTION
                                                                 OF CLASS R
                                1 YEAR         5 YEARS             7/5/95
                                ------         -------             ------
Class R                         -13.76%         -2.00%              5.37%
Russell 3000 Index              -21.54%         -0.71%              7.96%(1)

Based upon a $10,000 initial investment, the table and graph above illustrate the total return of ING VP Strategic Allocation Growth Portfolio against the Russell 3000 Index. The Index is unmanaged and has an inherent performance advantage over the Portfolio since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table and graph do not reflect the deduction of taxes that a shareholder will pay on portfolio distributions or the redemption of portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Portfolio, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Portfolio holdings are subject to change daily.

(1) Since inception performance for the index is shown from 07/01/95.

PRINCIPAL RISK FACTOR(S): Price volatility and other risks that accompany an investment in equity securities. Credit, interest rate and other risks that accompany an investment in debt securities.

                See accompanying index descriptions on page 12.

ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO

                                                                       PORTFOLIO
                                                                MANAGERS' REPORT
--------------------------------------------------------------------------------


[LINE GRAPH]

                                                                ING VP STRATEGIC ALLOCATION
                                                                     BALANCE PORTFOLIO                  RUSSELL 3000 INDEX
                                                                ---------------------------             ------------------
7/5/1995                                                                  10000.00                           10000.00
12/31/1995                                                                10930.00                           11470.00
12/31/1996                                                                12986.00                           13973.00
12/31/1997                                                                15268.00                           18414.00
12/31/1998                                                                16170.00                           22858.00
12/31/1999                                                                17822.00                           27636.00
12/31/2000                                                                17896.00                           25574.00
12/31/2001                                                                16644.00                           22644.00
12/31/2002                                                                15057.00                           17766.00

                                         AVERAGE ANNUAL TOTAL RETURNS
                                   FOR THE PERIODS ENDED DECEMBER 31, 2002
                                ----------------------------------------------
                                                               SINCE INCEPTION
                                                                 OF CLASS R
                                1 YEAR         5 YEARS             7/5/95
                                ------         -------             ------
Class R                          -9.54%         -0.28%             5.62%
Russell 3000 Index              -21.54%         -0.71%          7.96%(1)

Based upon a $10,000 initial investment, the table and graph above illustrate the total return of ING VP Strategic Allocation Balanced Portfolio against the Russell 3000 Index. The Index is unmanaged and has an inherent performance advantage over the Portfolio since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table and graph do not reflect the deduction of taxes that a shareholder will pay on portfolio distributions or the redemption of portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Portfolio, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Portfolio holdings are subject to change daily.

(1) Since inception performance for the index is shown from 07/01/95.

PRINCIPAL RISK FACTOR(S): Price volatility and other risks that accompany an investment in equity securities. Credit, interest rate and other risks that accompany an investment in debt securities.

                See accompanying index descriptions on page 12.

                                    ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO

PORTFOLIO
MANAGERS' REPORT
--------------------------------------------------------------------------------


[LINE GRAPH]

                                                                ING VP STRATEGIC ALLOCATION          SALOMON SMITH BARNEY BIG
                                                                      INCOME PORTFOLIO                        INDEX
                                                                ---------------------------          ------------------------
7/5/1995                                                                  10000.00                           10000.00
12/31/1995                                                                10827.00                           10632.00
12/30/1996                                                                12364.00                           11016.00
12/31/1997                                                                14157.00                           12076.00
12/31/1998                                                                15139.00                           13129.00
12/31/1999                                                                16214.00                           13020.00
12/30/2000                                                                16993.00                           14530.00
12/31/2001                                                                16590.00                           15768.00
12/31/2002                                                                15869.00                           17358.00

                                          AVERAGE ANNUAL TOTAL RETURNS
                                    FOR THE PERIODS ENDED DECEMBER 31, 2002
                                 ----------------------------------------------
                                                                SINCE INCEPTION
                                                                  OF CLASS R
                                 1 YEAR         5 YEARS             7/5/95
                                 ------         -------             ------
Class R                          -4.34%          2.31%               6.36%
Salomon Smith Barney Broad
  Investment-Grade Bond Index    10.09%          7.53%               7.63%(1)

Based upon a $10,000 initial investment, the table and graph above illustrate the total return of ING VP Strategic Allocation Income Portfolio against the Salomon Smith Barney Broad Investment-Grade Bond Index. The Index is unmanaged and has an inherent performance advantage over the Portfolio since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table and graph do not reflect the deduction of taxes that a shareholder will pay on portfolio distributions or the redemption of portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Portfolio, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Portfolio holdings are subject to change daily.

(1) Since inception performance for the index is shown from 07/01/95.

PRINCIPAL RISK FACTOR(S): Price volatility and other risks that accompany an investment in equity securities. Credit, interest rate and other risks that accompany an investment in debt securities.

                See accompanying index descriptions on page 12.

                               INDEX DESCRIPTIONS
--------------------------------------------------------------------------------


The STANDARD & POORS (S&P) 500 INDEX is a widely recognized index of 500 common stocks.

The S&P MIDCAP 400 INDEX is an unmanaged index used to measure stock market performance composed of companies with a weighted average market value of $3.0 billion. Performance is calculated on a total return basis and dividends are reinvested, as reported by Frank Russell Company.

The S&P SMALLCAP 600 INDEX is an unmanaged index used to measure stock market performance composed of companies with a weighted average market value of $965 million. Performance is calculated on a total return basis and dividends are reinvested, as reported by Frank Russell Company.

The RUSSELL 3000 INDEX measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The SALOMON SMITH BARNEY BIG INDEX (Salomon Smith Barney Broad Investment-Grade Bond Index) is an unmanaged, market-weighted index that contains approximately 4,700 individually priced investment-grade bonds rated BBB or better. The index includes U.S. Treasury/Agency issues, mortgage pass-through securities, and corporate issues.

The LEHMAN BROTHERS AGGREGATE BOND INDEX is a widely recognized index of publicly issued fixed-rate U.S. government, investment grade mortgage-backed and corporate debt securities.

The RUSSELL 2500 INDEX consists of the smallest 500 securities in the Russell 1000 Index and all 2,000 securities in the Russell 2000 Index.

                          INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------


The Shareholders and Board of Directors
ING Variable Portfolios, Inc. and ING Strategic Allocation Portfolio, Inc.:

We have audited the accompanying statements of assets and liabilities of ING VP Index Plus LargeCap Portfolio, ING VP Index Plus MidCap Portfolio and ING VP Index Plus SmallCap Portfolio (formerly, Aetna Index Plus LargeCap, Aetna Index Plus MidCap and Aetna Index Plus SmallCap, respectively), each a series of ING Variable Portfolios, Inc. (formerly, Aetna Variable Portfolios, Inc.), ING VP Strategic Allocation Growth, ING VP Strategic Allocation Balanced and ING VP Strategic Allocation Income (formerly, Aetna Ascent VP, Aetna Crossroads VP and Aetna Legacy VP, respectively), each a series of ING Strategic Allocation Portfolios, Inc., (formerly, Aetna Generation Portfolios) (the "Portfolios"), including the portfolios of investments, as of December 31, 2002, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards required that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002 by correspondence with the custodians and brokers, and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects the financial position of ING VP Index Plus LargeCap Portfolio, ING VP Index Plus MidCap Portfolio, ING VP Index Plus SmallCap Portfolio, ING VP Strategic Allocation Growth, ING VP Strategic Allocation Balanced and ING VP Strategic Allocation Income, as of December 31, 2002, the results of their operations, changes in their net assets, and financial highlights for each of the years or periods specified in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

                                   [KPMG LLP]

Boston, Massachusetts
February 7, 2003

          STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2002
--------------------------------------------------------------------------------

                                                                                                 ING VP            ING VP
                                           ING VP            ING VP            ING VP          STRATEGIC         STRATEGIC
                                         INDEX PLUS        INDEX PLUS        INDEX PLUS        ALLOCATION        ALLOCATION
                                          LARGECAP           MIDCAP           SMALLCAP           GROWTH           BALANCED
                                         PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                         ---------         ---------         ---------         ---------         ---------
ASSETS:
Investments in securities at value*    $  944,743,536    $  249,585,023    $   89,491,139    $  163,209,387    $  152,700,944
Short-term investments at amortized
 cost                                      10,395,000         8,811,000         1,650,000         6,602,976        17,053,859
Cash                                               --               775               427               285               478
Foreign currencies at value**                      --                --                --         1,795,444           977,202
Receivables:
 Investment securities sold                32,717,595         8,887,481         1,000,669        10,439,478         6,741,220
 Fund shares sold                             138,296            13,144             1,941               147                --
 Dividends and interest                     1,395,041           182,842            72,010           394,944           609,128
 Futures variation margin                          --                --                --                --                --
Prepaid expenses                               22,507             5,002             1,761             4,045             3,848
Reimbursement due from manager                     --                --             1,949             7,318            21,901
                                       --------------    --------------    --------------    --------------    --------------
 Total assets                             989,411,975       267,485,267        92,219,896       182,454,024       178,108,580
                                       --------------    --------------    --------------    --------------    --------------
LIABILITIES:
Payable for investment securities
 purchased                                 38,998,036         9,684,265         1,589,578        15,937,334        19,230,864
Payable for fund shares redeemed            1,796,106            48,507            42,174           600,279           531,274
Payable to custodian                              584                --                --                --                --
Payable to affiliates                         344,803           104,350            37,001            97,320            92,272
Other accrued expenses and
 liabilities                                  155,588            56,646            42,807            86,474            85,561
                                       --------------    --------------    --------------    --------------    --------------
 Total liabilities                         41,295,117         9,893,768         1,711,560        16,721,407        19,939,971
                                       --------------    --------------    --------------    --------------    --------------
NET ASSETS                             $  948,116,858    $  257,591,499    $   90,508,336    $  165,732,617    $  158,168,609
                                       ==============    ==============    ==============    ==============    ==============
NET ASSETS WERE COMPRISED OF:
Paid-in capital                        $1,501,815,160    $  298,960,446    $  105,004,757    $  206,421,399    $  184,236,050
Accumulated net investment income          12,504,312         1,401,105           216,866         1,754,943         2,738,711
Accumulated net realized loss on
 investments, futures contracts and
 foreign currencies                      (458,314,473)      (24,801,393)       (8,746,225)      (39,592,820)      (29,110,420)
Net unrealized appreciation
 (depreciation) of investments and
 foreign currencies                      (107,888,141)      (17,968,659)       (5,967,062)       (2,850,905)          304,268
                                       --------------    --------------    --------------    --------------    --------------
NET ASSETS                             $  948,116,858    $  257,591,499    $   90,508,336    $  165,732,617    $  158,168,609
                                       ==============    ==============    ==============    ==============    ==============
---------------
*Cost of securities                    $1,052,631,677    $  267,553,682    $   95,458,201    $  166,147,451    $  152,445,985
**Cost of foreign currencies           $           --    $           --    $           --    $    1,712,667    $      930,680
CLASS R:
 Net assets                            $  943,519,851    $  251,674,290    $   86,494,442    $  165,732,617    $  158,168,609
 Shares authorized                        200,000,000       100,000,000       100,000,000       100,000,000       100,000,000
 Par value                             $        0.001    $        0.001    $        0.001    $        0.001    $        0.001
 Shares outstanding                        86,972,663        21,217,978         8,695,796        15,335,226        14,560,790
 Net asset value and redemption price
   per share                           $        10.85    $        11.86    $         9.95    $        10.81    $        10.86
CLASS S:
 Net assets                            $    4,597,007    $    5,917,209    $    4,013,894               n/a               n/a
 Shares authorized                        100,000,000       100,000,000       100,000,000               n/a               n/a
 Par value                             $        0.001    $        0.001    $        0.001               n/a               n/a
 Shares outstanding                           424,494           500,278           404,721               n/a               n/a
 Net asset value and redemption price
   per share                           $        10.83    $        11.83    $         9.92               n/a               n/a

                                           ING VP
                                         STRATEGIC
                                         ALLOCATION
                                           INCOME
                                         PORTFOLIO
                                         ---------
ASSETS:
Investments in securities at value*    $  111,644,802
Short-term investments at amortized
 cost                                      24,689,746
Cash                                            2,928
Foreign currencies at value**                      32
Receivables:
 Investment securities sold                 3,198,727
 Fund shares sold                                  --
 Dividends and interest                       710,182
 Futures variation margin                         102
Prepaid expenses                                2,844
Reimbursement due from manager                  8,442
                                       --------------
 Total assets                             140,257,805
                                       --------------
LIABILITIES:
Payable for investment securities
 purchased                                 19,190,478
Payable for fund shares redeemed              327,839
Payable to custodian                               --
Payable to affiliates                          69,701
Other accrued expenses and
 liabilities                                   54,934
                                       --------------
 Total liabilities                         19,642,952
                                       --------------
NET ASSETS                             $  120,614,853
                                       ==============
NET ASSETS WERE COMPRISED OF:
Paid-in capital                        $  128,949,733
Accumulated net investment income           2,988,431
Accumulated net realized loss on
 investments, futures contracts and
 foreign currencies                       (13,395,139)
Net unrealized appreciation
 (depreciation) of investments and
 foreign currencies                         2,071,828
                                       --------------
NET ASSETS                             $  120,614,853
                                       ==============
---------------
*Cost of securities                    $  109,573,972
**Cost of foreign currencies           $           30
CLASS R:
 Net assets                            $  120,614,853
 Shares authorized                        100,000,000
 Par value                             $        0.001
 Shares outstanding                        10,879,196
 Net asset value and redemption price
   per share                           $        11.09
CLASS S:
 Net assets                                       n/a
 Shares authorized                                n/a
 Par value                                        n/a
 Shares outstanding                               n/a
 Net asset value and redemption price
   per share                                      n/a

                 See Accompanying Notes to Financial Statements

         STATEMENTS OF OPERATIONS for the year ended December 31, 2002
--------------------------------------------------------------------------------


                                                                                         ING VP          ING VP         ING VP
                                        ING VP           ING VP          ING VP        STRATEGIC       STRATEGIC       STRATEGIC
                                      INDEX PLUS       INDEX PLUS      INDEX PLUS      ALLOCATION      ALLOCATION     ALLOCATION
                                       LARGECAP          MIDCAP         SMALLCAP         GROWTH         BALANCED        INCOME
                                       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                       ---------       ---------       ---------       ---------       ---------       ---------
INVESTMENT INCOME:
 Dividends, net of foreign taxes*    $  17,078,958    $  2,499,267    $    655,252    $  2,458,686    $  1,950,492    $ 1,080,166
 Interest                                  266,144         171,685          37,768       1,041,518       2,213,017      2,720,803
                                     -------------    ------------    ------------    ------------    ------------    -----------
   Total investment income              17,345,102       2,670,952         693,020       3,500,204       4,163,509      3,800,969
                                     -------------    ------------    ------------    ------------    ------------    -----------
EXPENSES:
 Investment management fees              3,713,180         935,653         314,446       1,112,104       1,035,868        757,240
 Distribution and service fees:
   Class S                                   6,068           9,262           6,637              --              --             --
 Transfer agent fees                        10,575          12,231          12,410           4,058           4,378          4,276
 Administrative and service fees           640,921         137,664          45,961         111,618         103,849         75,781
 Shareholder reporting expense             111,247          35,529          15,443          29,720          27,704         15,714
 Registration and filing fees               12,179           2,412             724              --              --             --
 Professional fees                          33,256          28,247          24,541          26,352          28,499         26,363
 Custody and accounting fees               207,591          66,271          76,000         130,679         122,244         89,086
 Directors' fees                            38,938          15,780           2,798           6,507           6,097          4,524
 Insurance expense                           9,741           1,767             535           1,711           1,630          1,219
 Miscellaneous expense                      25,251           2,366           3,285           5,762           4,844          1,695
                                     -------------    ------------    ------------    ------------    ------------    -----------
   Total expenses                        4,808,947       1,247,182         502,780       1,428,511       1,335,113        975,898
Less:
 Net waived and reimbursed fees                 --              --          36,563          31,954         126,788        155,321
                                     -------------    ------------    ------------    ------------    ------------    -----------
 Net expenses                            4,808,947       1,247,182         466,217       1,396,557       1,208,325        820,577
                                     -------------    ------------    ------------    ------------    ------------    -----------
Net investment income                   12,536,155       1,423,770         226,803       2,103,647       2,955,184      2,980,392
                                     -------------    ------------    ------------    ------------    ------------    -----------
REALIZED AND UNREALIZED LOSS ON
 INVESTMENTS, FUTURES AND FOREIGN
 CURRENCIES:
Net realized gain (loss) on:
 Investments                          (177,084,038)    (15,137,316)     (6,987,835)    (14,268,982)    (10,379,353)    (4,623,014)
 Futures and forward foreign
   currency exchange contracts            (433,160)             --              --        (657,829)       (323,192)       (73,327)
 Foreign currency related
   transactions                                 --              --              --         317,300         170,356         48,776
                                     -------------    ------------    ------------    ------------    ------------    -----------
 Net realized loss on investments,
   futures and foreign currencies     (177,517,198)    (15,137,316)     (6,987,835)    (14,609,511)    (10,532,189)    (4,647,565)
                                     -------------    ------------    ------------    ------------    ------------    -----------
Net change in unrealized
 appreciation (depreciation) on:
 Investments                          (100,806,324)    (25,159,575)     (8,584,061)    (15,247,954)     (9,906,103)    (4,183,865)
 Foreign currency related
   transactions                                 --              --              --          68,902          27,061         (4,569)
                                     -------------    ------------    ------------    ------------    ------------    -----------
 Net change in unrealized
   depreciation on investments and
   foreign currencies                 (100,806,324)    (25,159,575)     (8,584,061)    (15,179,052)     (9,879,042)    (4,188,434)
                                     -------------    ------------    ------------    ------------    ------------    -----------
 Net realized and unrealized loss
   on investments, futures and
   foreign currencies                 (278,323,522)    (40,296,891)    (15,571,896)    (29,788,563)    (20,411,231)    (8,835,999)
                                     -------------    ------------    ------------    ------------    ------------    -----------
DECREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                     $(265,787,367)   $(38,873,121)   $(15,345,093)   $(27,684,916)   $(17,456,047)   $(5,855,607)
                                     =============    ============    ============    ============    ============    ===========
---------------
* Foreign taxes                      $      45,630    $         --    $        415    $     31,532    $     17,523    $     4,456

                 See Accompanying Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                                                       ING VP INDEX PLUS MIDCAP
                                                             ING VP INDEX PLUS LARGECAP PORTFOLIO             PORTFOLIO
                                                             ------------------------------------    ----------------------------
                                                                   YEAR                YEAR              YEAR            YEAR
                                                                  ENDED               ENDED             ENDED           ENDED
                                                               DECEMBER 31,        DECEMBER 31,      DECEMBER 31,    DECEMBER 31,
                                                                   2002                2001              2002            2001
                                                                   ----                ----              ----            ----
FROM OPERATIONS:
Net investment income                                         $   12,536,155      $   12,312,916     $  1,423,770    $    928,543
Net realized loss on investments and futures                    (177,517,198)       (236,607,644)     (15,137,316)     (7,350,158)
Net change in unrealized appreciation (depreciation) of
  investments and futures                                       (100,806,324)         45,469,789      (25,159,575)      6,351,067
                                                              --------------      --------------     ------------    ------------
Net decrease in net assets resulting from operations            (265,787,367)       (178,824,939)     (38,873,121)        (70,548)
                                                              --------------      --------------     ------------    ------------
FROM DIVIDENDS TO SHAREHOLDERS:
Net investment income:
  Class R                                                         (2,550,540)        (10,829,875)        (919,552)       (283,742)
  Class S                                                             (3,645)             (4,161)         (11,496)             --
Net realized gain from investments:
  Class R                                                                 --         (39,234,538)              --      (7,581,758)
                                                              --------------      --------------     ------------    ------------
Total distributions                                               (2,554,185)        (50,068,574)        (931,048)     (7,865,500)
                                                              --------------      --------------     ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                                 178,297,057         257,988,766      154,563,617      86,975,345
Shares resulting from dividend reinvestments                       2,554,185          50,068,574          931,048       7,865,500
Cost of shares redeemed                                         (131,106,867)       (161,217,631)     (20,592,268)    (19,138,474)
                                                              --------------      --------------     ------------    ------------
Net increase in net assets resulting from capital share
  transactions                                                    49,744,375         146,839,709      134,902,397      75,702,371
                                                              --------------      --------------     ------------    ------------
Net increase (decrease) in net assets                           (218,597,177)        (82,053,804)      95,098,228      67,766,323
NET ASSETS:
Beginning of year                                              1,166,714,035       1,248,767,839      162,493,271      94,726,948
                                                              --------------      --------------     ------------    ------------
End of year                                                   $  948,116,858      $1,166,714,035     $257,591,499    $162,493,271
                                                              ==============      ==============     ============    ============
Accumulated net investment income at end of year              $   12,504,312      $    2,551,788     $  1,401,105    $    927,020
                                                              ==============      ==============     ============    ============

                 See Accompanying Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                               ING VP INDEX PLUS SMALLCAP     ING VP STRATEGIC ALLOCATION
                                                                       PORTFOLIO                    GROWTH PORTFOLIO
                                                              ----------------------------    ----------------------------
                                                                  YEAR            YEAR            YEAR            YEAR
                                                                 ENDED           ENDED           ENDED           ENDED
                                                              DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                  2002            2001            2002            2001
                                                                  ----            ----            ----            ----
FROM OPERATIONS:
Net investment income                                         $    226,803    $    113,592    $  2,103,647    $  3,167,783
Net realized gain (loss) on investments, futures and foreign
  currencies                                                    (6,987,835)          8,885     (14,609,511)    (23,664,256)
Net change in unrealized appreciation (depreciation) of
  investments, futures and foreign currencies                   (8,584,061)      1,056,522     (15,179,052)     (4,956,716)
                                                              ------------    ------------    ------------    ------------
Net increase (decrease) in net assets resulting from
  operations                                                   (15,345,093)      1,178,999     (27,684,916)    (25,453,189)
                                                              ------------    ------------    ------------    ------------
FROM DIVIDENDS TO SHAREHOLDERS:
Net investment income:
  Class R                                                         (115,216)        (42,802)     (3,207,413)     (3,364,099)
  Class S                                                           (1,248)             --              --              --
Net realized gain from investments:
  Class R                                                         (931,920)     (1,601,538)             --              --
  Class S                                                          (30,280)             --              --              --
                                                              ------------    ------------    ------------    ------------
Total distributions                                             (1,078,664)     (1,644,340)     (3,207,413)     (3,364,099)
                                                              ------------    ------------    ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                                75,976,064      43,889,462      13,874,644      15,448,497
Shares resulting from dividend reinvestments                     1,078,664       1,644,340       3,207,413       3,364,099
Cost of shares redeemed                                        (17,359,620)    (18,315,219)    (17,494,782)     (9,277,038)
                                                              ------------    ------------    ------------    ------------
Net increase (decrease) in net assets resulting from capital
  share transactions                                            59,695,108      27,218,583        (412,725)      9,535,558
                                                              ------------    ------------    ------------    ------------
Net increase (decrease) in net assets                           43,271,351      26,753,242     (31,305,054)    (19,281,730)
NET ASSETS:
Beginning of year                                               47,236,985      20,483,743     197,037,671     216,319,401
                                                              ------------    ------------    ------------    ------------
End of year                                                   $ 90,508,336    $ 47,236,985    $165,732,617    $197,037,671
                                                              ============    ============    ============    ============
Accumulated net investment income at end of year              $    216,866    $    113,425    $  1,754,943    $  3,211,021
                                                              ============    ============    ============    ============

                 See Accompanying Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                              ING VP STRATEGIC ALLOCATION   ING VP STRATEGIC ALLOCATION
                                                                  BALANCED PORTFOLIO             INCOME PORTFOLIO
                                                              ---------------------------   ---------------------------
                                                                  YEAR           YEAR           YEAR           YEAR
                                                                 ENDED          ENDED          ENDED          ENDED
                                                              DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                  2002           2001           2002           2001
                                                                  ----           ----           ----           ----
FROM OPERATIONS:
Net investment income                                         $  2,955,184   $  4,355,038   $  2,980,392   $  4,244,633
Net realized loss on investments, futures and foreign
  currencies                                                   (10,532,189)   (17,126,841)    (4,647,565)    (8,249,662)
Net change in unrealized appreciation (depreciation) of
  investments, futures and foreign currencies                   (9,879,042)      (715,053)    (4,188,434)       897,758
                                                              ------------   ------------   ------------   ------------
Net decrease in net assets resulting from operations           (17,456,047)   (13,486,856)    (5,855,607)    (3,107,271)
                                                              ------------   ------------   ------------   ------------
FROM DIVIDENDS TO SHAREHOLDERS:
Net investment income:
  Class R                                                       (4,331,408)    (4,762,539)    (4,243,329)    (4,740,661)
                                                              ------------   ------------   ------------   ------------
Net realized gain from investments:
  Class R                                                               --             --             --       (954,916)
                                                              ------------   ------------   ------------   ------------
Total distributions                                             (4,331,408)    (4,762,539)    (4,243,329)    (5,695,577)
                                                              ------------   ------------   ------------   ------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                                16,813,796     15,615,825     16,635,548     20,759,281
Shares resulting from dividend reinvestments                     4,331,408      4,762,539      4,243,329      5,695,577
Cost of shares redeemed                                        (22,485,434)    (9,942,012)   (20,163,483)   (16,032,464)
                                                              ------------   ------------   ------------   ------------
Net increase (decrease) in net assets resulting from capital
  share transactions                                            (1,340,230)    10,436,352        715,394     10,422,394
                                                              ------------   ------------   ------------   ------------
Net increase (decrease) in net assets                          (23,127,685)    (7,813,043)    (9,383,542)     1,619,546
NET ASSETS:
Beginning of year                                              181,296,294    189,109,337    129,998,395    128,378,849
                                                              ------------   ------------   ------------   ------------
End of year                                                   $158,168,609   $181,296,294   $120,614,853   $129,998,395
                                                              ============   ============   ============   ============
Accumulated net investment income at end of year              $  2,738,711   $  4,336,470   $  2,988,431   $  4,245,769
                                                              ============   ============   ============   ============

                 See Accompanying Notes to Financial Statements

                                            ING VP INDEX PLUS LARGECAP PORTFOLIO

FINANCIAL
HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period.

                                                                CLASS R                                      CLASS S
                                         ------------------------------------------------------  --------------------------------
                                                                                                     YEAR           JULY 16,
                                                        YEAR ENDED DECEMBER 31,                     ENDED          2001(1) TO
                                         ------------------------------------------------------  DECEMBER 31,     DECEMBER 31,
                                           2002        2001        2000        1999      1998        2002             2001
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                              $       13.86       16.73       20.87       17.59    14.02      13.86            14.80
 Income from investment
 operations:
 Net investment income               $        0.14        0.15        0.13        0.12     0.12       0.12               --
 Net realized and unrealized gain
 (loss) on investments               $       (3.12)      (2.40)      (1.99)       4.09     4.30      (3.13)           (0.83)*
 Total from investment operations    $       (2.98)      (2.25)      (1.86)       4.21     4.42      (3.01)           (0.83)
 Less distributions from:
 Net investment income               $        0.03        0.13        0.14        0.10     0.12       0.02             0.11
 Net realized gain on investments    $          --        0.49        2.14        0.83     0.73         --               --
 Total distributions                 $        0.03        0.62        2.28        0.93     0.85       0.02             0.11
 Net asset value, end of period      $       10.85       13.86       16.73       20.87    17.59      10.83            13.86
 TOTAL RETURN(2):                    %      (21.53)     (13.62)      (9.41)      24.30    31.60     (21.74)           (5.56)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)   $     943,520   1,165,893   1,248,768   1,162,472  496,059      4,597              821
 Ratios to average net assets:
 Expenses(3)                         %        0.45        0.45        0.44        0.45     0.46       0.71             0.69
 Net investment income(3)            %        1.18        1.05        0.73        0.78     1.07       0.93             0.80
 Portfolio turnover rate             %         139         125         111          88       99        139              125
---------------------------------------------------------------------------------------------------------------------------------

(1)Commencement of offering of shares.
(2)Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value. Total return for less than one year is not annualized.
(3)Annualized for periods less than one year.
* Per share data calculated using weighted average number of shares outstanding throughout the period.

                 See Accompanying Notes to Financial Statements

ING VP INDEX PLUS MIDCAP PORTFOLIO

                                                                       FINANCIAL
                                                                      HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period.

                                                                          CLASS R                               CLASS S
                                                        -------------------------------------------   ---------------------------
                                                                                                          YEAR         JULY 16,
                                                                  YEAR ENDED DECEMBER 31,                ENDED        2001(1) TO
                                                        -------------------------------------------   DECEMBER 31,   DECEMBER 31,
                                                         2002      2001      2000     1999    1998        2002           2001
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period              $      13.54     14.67    12.40    12.20   10.34       13.52         13.58
 Income from investment operations:
 Net investment income (loss)                      $       0.04      0.07     0.04     0.06    0.07        0.01            --
 Net realized and unrealized gain (loss) on
 investments                                       $     (1.67)     (0.26)    2.43     1.76    2.42       (1.66)        (0.06)
 Total from investment operations                  $     (1.63)     (0.19)    2.47     1.82    2.49       (1.65)        (0.06)
 Less distributions from:
 Net investment income                             $       0.05      0.03       --     0.06    0.07        0.04            --
 Net realized gain on investments                  $         --      0.91     0.20     1.56    0.56          --            --
 Total distributions                               $       0.05      0.94     0.20     1.62    0.63        0.04            --
 Net asset value, end of period                    $      11.86     13.54    14.67    12.40   12.20       11.83         13.52
 TOTAL RETURN(2):                                  %    (12.09)     (1.32)   19.91    15.81   24.30      (12.26)        (0.44)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                 $    251,674   161,663   94,727   19,244   9,923       5,917           830
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)    %       0.53      0.55     0.58     0.60    0.60        0.78          0.80
 Gross expenses prior to expense
 reimbursement(3)                                  %       0.53      0.55     0.62     0.80    0.82        0.78          0.80
 Net investment income after expense
 reimbursement(3)(4)                               %       0.61      0.77     0.66     0.68    0.68        0.37          0.51
 Portfolio turnover rate                           %        139       189      154      143     166         139           189
---------------------------------------------------------------------------------------------------------------------------------

(1)Commencement of offering of shares.
(2)Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value. Total return for less than one year is not annualized.
(3)Annualized for periods less than one year.
(4)The Investment Manager has agreed to limit expenses; (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

                 See Accompanying Notes to Financial Statements

                                            ING VP INDEX PLUS SMALLCAP PORTFOLIO

FINANCIAL
HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period.

                                                                           CLASS R                              CLASS S
                                                          -----------------------------------------   ---------------------------
                                                                                                          YEAR         JULY 16,
                                                                   YEAR ENDED DECEMBER 31,               ENDED        2001(1) TO
                                                          -----------------------------------------   DECEMBER 31,   DECEMBER 31,
                                                           2002     2001     2000     1999    1998        2002           2001
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                $     11.60    11.97    10.90     9.86   10.42      11.58          11.40
 Income from investment operations:
 Net investment income                               $      0.01     0.02     0.02     0.02    0.04       0.00*            --
 Net realized and unrealized gain (loss) on
 investments                                         $    (1.53)     0.25     1.05     1.04   (0.19)     (1.53)          0.18
 Total from investment operations                    $    (1.52)     0.27     1.07     1.06   (0.15)     (1.53)          0.18
 Less distributions from:
 Net investment income                               $      0.01     0.02       --     0.02    0.04       0.01             --
 Net realized gain on investments                    $      0.12     0.62       --       --    0.37       0.12             --
 Total distributions                                 $      0.13     0.64       --     0.02    0.41       0.13             --
 Net asset value, end of period                      $      9.95    11.60    11.97    10.90    9.86       9.92          11.58
 TOTAL RETURN(2):                                    %    (13.21)    2.41     9.82    10.79   (1.35)    (13.39)          1.58
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                   $    86,494   46,547   20,484   12,484   7,599      4,014            690
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)      %      0.58     0.60     0.60     0.60    0.60       0.84           0.85
 Gross expenses prior to expense reimbursement(3)    %      0.63     0.71     0.86     0.90    0.87       0.88           0.96
 Net investment income after expense
 reimbursement(3)(4)                                 %      0.30     0.35     0.28     0.28    0.38       0.05           0.10
 Portfolio turnover rate                             %       134      134      142      107     142        134            134
---------------------------------------------------------------------------------------------------------------------------------

(1)Commencement of offering of shares.
(2)Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value. Total return for less than one year is not annualized.
(3)Annualized for periods less than one year.
(4)The Investment Manager has agreed to limit expenses; (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.
*  Amount represents less than $0.01.

                 See Accompanying Notes to Financial Statements

ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO

                                                                       FINANCIAL
                                                                      HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                              CLASS R
                                                                   --------------------------------------------------------------
                                                                                      YEAR ENDED DECEMBER 31,
                                                                   --------------------------------------------------------------
                                                                      2002          2001         2000         1999         1998
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                          $        12.75          14.65        14.92        14.02        14.12
 Income from investment operations:
 Net investment income                                       $         0.13           0.20         0.23         0.39         0.33
 Net realized and unrealized gain (loss) on investments      $        (1.87)         (1.88)       (0.32)        1.56         0.27
 Total from investment operations                            $        (1.74)         (1.68)       (0.09)        1.95         0.60
 Less distributions from:
 Net investment income                                       $         0.20           0.22         0.06         0.33         0.35
 Net realized gain on investments                            $           --             --         0.12         0.72         0.35
 Total distributions                                         $         0.20           0.22         0.18         1.05         0.70
 Net asset value, end of year                                $        10.81          12.75        14.65        14.92        14.02
 TOTAL RETURN(1):                                            %       (13.76)        (11.54)       (0.67)       14.35         4.30
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                             $      165,733        197,038      216,319      214,412      207,596
 Ratios to average net assets:
 Net expenses after expense reimbursement(2)                 $         0.75           0.74         0.75         0.74         0.75
 Gross expenses prior to expense reimbursement (2)           $         0.77           0.74         0.75         0.74         0.75
 Net investment income after expense reimbursement(2)        $         1.14           1.58         1.59         2.31         2.59
 Portfolio turnover rate                                     %          271            247          215          135          104
---------------------------------------------------------------------------------------------------------------------------------

(1)Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value.
(2)The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

                 See Accompanying Notes to Financial Statements

                                  ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO

FINANCIAL
HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                                CLASS R
                                                                      -----------------------------------------------------------
                                                                                        YEAR ENDED DECEMBER 31,
                                                                      -----------------------------------------------------------
                                                                       2002         2001         2000         1999         1998
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                           $         12.31        13.58        13.77        13.32        13.09
 Income from investment operations:
 Net investment income                                        $          0.20         0.29         0.35         0.45         0.38
 Net realized and unrealized gain (loss) on investments       $         (1.36)       (1.23)       (0.29)        0.87         0.39
 Total from investment operations                             $         (1.16)       (0.94)        0.06         1.32         0.77
 Less distributions from:
 Net investment income                                        $          0.29         0.33         0.09         0.36         0.41
 Net realized gain on investments                             $            --           --         0.16         0.51         0.13
 Total distributions                                          $          0.29         0.33         0.25         0.87         0.54
 Net asset value, end of year                                 $         10.86        12.31        13.58        13.77        13.32
 TOTAL RETURN(1):                                             %         (9.54)       (6.99)        0.41        10.22         5.91
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                              $       158,169      181,296      189,109      197,702      193,562
 Ratios to average net assets:
 Net expenses after expense reimbursement(2)                  %          0.70         0.70         0.70         0.74         0.75
 Gross expenses prior to expense reimbursement(2)             %          0.77         0.74         0.75         0.74         0.75
 Net investment income after expense reimbursement(2)         %          1.71         2.39         2.53         3.05         3.17
 Portfolio turnover rate                                      %           267          195          213          142          103
---------------------------------------------------------------------------------------------------------------------------------

(1)Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value.
(2)The Investment Manager has agreed to limit expenses; (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

                 See Accompanying Notes to Financial Statements

ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO

                                                                       FINANCIAL
                                                                      HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                                CLASS R
                                                                       ----------------------------------------------------------
                                                                                        YEAR ENDED DECEMBER 31,
                                                                       ----------------------------------------------------------
                                                                        2002         2001         2000         1999         1998
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                            $         11.99        12.84        12.49        12.37       12.10
 Income from investment operations:
 Net investment income                                         $          0.27         0.38         0.49         0.52        0.41
 Net realized and unrealized gain (loss) on investments        $         (0.78)       (0.68)        0.11         0.34        0.43
 Total from investment operations                              $         (0.51)       (0.30)        0.60         0.86        0.84
 Less distributions from:
 Net investment income                                         $          0.39         0.46         0.11         0.41        0.41
 Net realized gain on investments                              $            --         0.09         0.14         0.33        0.16
 Total distributions                                           $          0.39         0.55         0.25         0.74        0.57
 Net asset value, end of year                                  $         11.09        11.99        12.84        12.49       12.37
 TOTAL RETURN(1):                                              %         (4.34)       (2.37)        4.81         7.10        6.94
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                               $       120,615      129,998      128,379      131,207      148,526
 Ratios to average net assets:
 Net expenses after expense reimbursement(2)                   %          0.65         0.65         0.65         0.75        0.76
 Gross expenses prior to expense reimbursement(2)              %          0.77         0.76         0.76         0.75        0.76
 Net investment income after expense reimbursement(2)          %          2.36         3.30         3.81         3.75        3.81
 Portfolio turnover rate                                       %           248          155          180          140         104
---------------------------------------------------------------------------------------------------------------------------------

(1)Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value.
(2)The Investment Manager has agreed to limit expenses; (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

                 See Accompanying Notes to Financial Statements

             NOTES TO FINANCIAL STATEMENTS as of December 31, 2002
--------------------------------------------------------------------------------


NOTE 1 -- ORGANIZATION

Organization. The ING Variable Portfolios, Inc. and the ING Strategic Allocation Portfolios, Inc., (formerly ING Generation Portfolios, Inc.) are each registered under the Investment Company Act of 1940 as an open-end management investment company.

The ING Variable Portfolios, Inc. is a company incorporated under the laws of Maryland on June 4, 1996. There are four separate investment portfolios, which comprise the ING Variable Portfolios. The three portfolios (each a "Portfolio", collectively the "Portfolios") that are in this report are: ING VP Index Plus LargeCap Portfolio ("VP Index Plus LargeCap"), ING VP Index Plus MidCap Portfolio ("VP Index Plus MidCap") and ING VP Index Plus SmallCap Portfolio ("VP Index Plus SmallCap").

The ING Strategic Allocation Portfolios, Inc. is a company incorporated under the laws of Maryland on October 14, 1994. There are three separate investment portfolios (each a "Portfolio", collectively the "Portfolios"), which comprise the ING Strategic Allocation Portfolios, ING VP Strategic Allocation Growth Portfolio ("VP Strategic Allocation Growth, formerly ING Ascent VP Portfolio), ING VP Strategic Allocation Balanced Portfolio ("VP Strategic Allocation Balanced", formerly ING Crossroads VP Portfolio) and ING VP Strategic Allocation Income Portfolio ("VP Strategic Allocation Income", formerly ING Legacy VP Portfolio).

Each Portfolio offers Class R shares. VP Index Plus LargeCap, VP Index Plus MidCap and VP Index Plus SmallCap also offer Class S. The two classes differ principally in the applicable shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expense of the Portfolio and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class on the date of distribution. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weighting of pro rata income and realized gain allocations and from differences in separate class expenses, including shareholder servicing fees.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. Security Valuation. Investments in equity securities traded on a national securities exchange or included on the NASDAQ National Market System are valued at the last reported sale price. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by each Portfolio's custodian. Debt securities are valued at bid prices obtained from independent services or from one or more dealers making markets in the securities. U.S. Government obligations are valued by using market quotations or independent pricing services which uses prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Securities for which market quotations are not readily available are valued at their respective fair values as determined in good faith and in accordance with policies set by the Board of Directors. Investments in securities maturing in less than 60 days from the date of acquisition are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B.    Security Transactions and Revenue Recognition.
      Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities delivered. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

      (1) Market value of investment securities, other assets and liabilities-at the exchange rates prevailing at the end of the day.

      (2) Purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

--------------------------------------------------------------------------------


           Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the statement of assets and liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax. Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. Government. These risks include but are not limited to re-evaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and the U.S. Government.

D.    Foreign Currency Transactions and Futures Contracts.
      Certain Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Portfolios either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

      Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices, for hedging purposes only. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Portfolio is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Portfolio agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Portfolio. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Distributions to Shareholders. The Portfolios record distributions to their shareholders on ex-date. Each Portfolio pays dividends and distributes capital gains, if any, annually.

F. Federal Income Taxes. It is the policy of the Portfolios, to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. In addition, by distributing during each calendar year substantially all of its net investment income and net realized capital gains, each Portfolio intends not to be subject to any federal excise tax. The Board of Directors intends to offset any net capital gains with any available capital loss carryforward until each carryforward has been fully utilized or expires. In addition, no capital gain distribution shall be made until the capital loss carryforward has been fully utilized or expires.

G. Use of Estimates. Management of the Portfolios has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America. Actual results could differ from these estimates.

--------------------------------------------------------------------------------


H. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System or with member banks of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will always receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements plus accrued interest being invested by the Portfolio. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest is at least equal to the repurchase price. If the seller defaults, a Portfolio might incur a loss or delay in the realization of proceeds if the value of the collateral securing the repurchase agreement declines, and it might incur disposition costs in liquidating the collateral.

I. Securities Lending. Each Portfolio had the option to temporarily loan up to 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The borrower is required to fully collateralize the loans with cash, letters of credit or U.S. Government securities.

J. Illiquid and Restricted Securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Portfolios to sell them promptly at an acceptable price. Restricted securities are those sold under Rule 144A of the Securities Act of 1933 (1933 Act) or are securities offered pursuant to
      Section 4(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Each Portfolio may invest up to 15% of its net assets in illiquid securities. Restricted securities are valued using market quotations when readily available. In the absence of market quotations, the illiquid and restricted securities are valued based upon their fair value determined under procedures approved by the Board. The Portfolios will not pay the costs of disposition of restricted securities other than ordinary brokerage fees, if any.

K.    Delayed Delivery Transactions. VP Strategic
      Allocation Growth, VP Strategic Allocation Balanced and VP Strategic Allocation Income Portfolios may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such is identified in the Portfolios' Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to hold liquid assets as collateral with the Portfolios' custodian sufficient to cover the purchase price.

L. Mortgage Dollar Roll Transactions. In connection with a Portfolio's ability to purchase or sell securities on a when-issued basis, VP Strategic Allocation Growth, VP Strategic Allocation Balanced and VP Strategic Allocation Income Portfolios may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories.

NOTE 3 -- INVESTMENT TRANSACTIONS

For the year ended December 31, 2002, the cost of purchases and the proceeds from the sales of securities, excluding U.S. Government and short-term securities, were as follows:

                           PURCHASES          SALES
                           ---------          -----
VP Index Plus LargeCap   $1,519,839,544   $1,451,925,448
VP Index Plus MidCap        447,853,322      311,544,518
VP Index Plus SmallCap      161,350,448      102,928,611
VP Strategic Allocation
  Growth                    432,109,160      437,302,041
VP Strategic Allocation
  Balanced                  341,309,662      355,120,880
VP Strategic Allocation
  Income                    169,619,352      184,406,484

--------------------------------------------------------------------------------


U.S. Government Securities not included above were as follows:

                               PURCHASES        SALES
                               ---------        -----
VP Index Plus LargeCap        $         --   $        --
VP Index Plus MidCap                    --            --
VP Index Plus SmallCap                  --            --
VP Strategic Allocation
  Growth                        40,325,403    29,804,908
VP Strategic Allocation
  Balanced                      89,066,068    70,967,730
VP Strategic Allocation
  Income                       119,990,618    98,597,592

NOTE 4 -- INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

Each of the Portfolios has entered into an Investment Management Agreement with ING Investments, LLC. ("the Manager"), a wholly-owned subsidiary of ING Groep N.V. The investment management agreements compensate the Manager with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

VP Index LargeCap                              0.35%
VP Index MidCap                                0.40%
VP Index SmallCap                              0.40%
VP Strategic Allocation Growth                 0.60%
VP Strategic Allocation Balanced               0.60%
VP Strategic Allocation Income                 0.60%

The Manager entered into a subadvisory agreement with Aeltus Investment Management, Inc. (Aeltus), a wholly owned subsidiary of ING Groep N.V. effective March 1, 2002. Subject to such policies as the Board or the Manager may determine, Aeltus manages the Portfolios' assets in accordance with the Portfolios' investment objectives, policies, and limitations.

Pursuant to the Administrative Services Agreement effective April 1, 2002 ING Funds Services, LLC ("IFS") acts as administrator and provides certain administrative and shareholder services necessary for Portfolio operations and is responsible for the supervision of other service providers. IFS is entitled to receive from each Portfolio a fee at an annual rate of 5.5 basis points on the first $5 billion of daily net assets and 3.0 basis points thereafter.

NOTE 5 -- DISTRIBUTION AND SERVICE FEES

Each Class S share of the Portfolios has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"), whereby ING Funds Distributor, LLC (the "Distributor") is reimbursed or compensated by the Portfolios for expenses incurred in the distribution of the Portfolio's Class S shares ("Distribution Fees"). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month to reimburse or compensate expenses incurred in the distribution and promotion of the Portfolio's S shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees ("Service Fees") paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plans, Class S of the Portfolios pays the Distributor a combined Distribution and Service Fee at a rate of 0.25% based on average daily net assets.

NOTE 6 -- OTHER TRANSACTIONS WITH AFFILIATED
AND RELATED PARTIES

At December 31, 2002, the Portfolios had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

                                                                                                ACCRUED
                                                               ACCRUED                        SHAREHOLDER
                                                              INVESTMENT       ACCRUED        SERVICES AND
                                                              MANAGEMENT    ADMINISTRATIVE    DISTRIBUTION
                                                                 FEES            FEES             FEES         TOTAL
                                                              ----------    --------------    ------------    --------
VP Index Plus LargeCap......................................   $297,167        $46,698           $  938       $344,803
VP Index Plus MidCap........................................     90,600         12,457            1,293        104,350
VP Index Plus SmallCap......................................     31,738          4,364              899         37,001
VP Strategic Allocation Growth..............................     89,148          8,172               --         97,320
VP Strategic Allocation Balanced............................     84,524          7,748               --         92,272
VP Strategic Allocation Income..............................     63,848          5,853               --         69,701

The Portfolio has adopted a Retirement Policy covering all independent trustees of the Portfolio who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended May 24, 2002.

--------------------------------------------------------------------------------


NOTE 7 -- EXPENSE LIMITATIONS

For the following Portfolios, the Investment Manager has voluntarily agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses to the levels listed below:

                                       CLASS R    CLASS S
                                       -------    -------
VP Index Plus LargeCap                  0.55%      0.80%
VP Index Plus MidCap                    0.60%      0.85%
VP Index Plus SmallCap                  0.60%      0.85%
VP Strategic Allocation Growth          0.75%       n/a
VP Strategic Allocation Balanced        0.70%       n/a
VP Strategic Allocation Income          0.65%       n/a

The Investment Manager will, at a later date, recoup from each Portfolio expenses waived during the previous 36 months, but only if, after such recoupment, the Portfolio's expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Manager of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Portfolio.

As of December 31, 2002, the cumulative amounts of reimbursed fees that are subject to possible recoupment by the Manager are as follows:

VP Index Plus SmallCap                        $ 26,169
VP Strategic Allocation Growth                  26,738
VP Strategic Allocation Balanced               103,613
VP Strategic Allocation Income                 118,967

NOTE 8 -- LINE OF CREDIT

All of the Portfolios included in this report, in addition to certain other Portfolios managed by the Adviser, have entered into an unsecured committed revolving line of credit agreement (the "Credit Agreement") with a syndicate of banks led by Citibank, N.A. for an aggregate amount of $200,000,000. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the Portfolios; and (3) enable the Portfolios to meet other emergency expenses as defined in the Credit Agreement. The Portfolios to which the line of credit is available pay a commitment fee equal to 0.09% per annum on the daily unused portion of the committed line amount. Each of the Portfolios will pay its pro rata share of both the agent and commitment fee. Generally, borrowings under the Credit Agreement accrue interest at the Federal Portfolios Rate plus a specified margin. Repayments generally must be made within 30 days after the date of a revolving credit advance. At December 31, 2002, the Portfolios did not have any loans outstanding under the line of credit.

NOTE 9 -- CAPITAL SHARE TRANSACTIONS

Transaction in capital shares and dollars were as follows:

                                                            CLASS R SHARES                            CLASS S SHARES
                                                 -------------------------------------   ----------------------------------------
                                                    YEAR ENDED          YEAR ENDED          YEAR ENDED           PERIOD ENDED
                                                 DECEMBER 31, 2002   DECEMBER 31, 2001   DECEMBER 31, 2002   DECEMBER 31, 2001(1)
                                                 -----------------   -----------------   -----------------   --------------------
VP INDEX PLUS LARGECAP (NUMBER OF SHARES)
Shares sold                                           13,826,220          17,353,919            607,236              66,297
Shares issued as reinvestment of dividends               215,054           3,405,392                308                 302
Shares redeemed                                      (11,171,498)        (11,320,529)          (242,287)             (7,362)
                                                   -------------       -------------        -----------           ---------
Net increase in shares outstanding                     2,869,776           9,438,782            365,257              59,237
                                                   =============       =============        ===========           =========
VP INDEX PLUS LARGECAP($)
Shares sold                                        $ 171,222,224       $ 257,086,662        $ 7,074,833           $ 902,104
Shares issued as reinvestment of dividends             2,550,540          50,064,413              3,645               4,161
Shares redeemed                                     (128,415,786)       (161,116,555)        (2,691,081)           (101,076)
                                                   -------------       -------------        -----------           ---------
Net increase                                       $  45,356,978       $ 146,034,520        $ 4,387,397           $ 805,189
                                                   =============       =============        ===========           =========

---------------
(1) Commenced operations on July 16, 2001

--------------------------------------------------------------------------------


NOTE 9 -- CAPITAL SHARE TRANSACTIONS (CONTINUED)


                                                            CLASS R SHARES                            CLASS S SHARES
                                                 -------------------------------------   ----------------------------------------
                                                    YEAR ENDED          YEAR ENDED          YEAR ENDED           PERIOD ENDED
                                                 DECEMBER 31, 2002   DECEMBER 31, 2001   DECEMBER 31, 2002   DECEMBER 31, 2001(1)
                                                 -----------------   -----------------   -----------------   --------------------
VP INDEX PLUS MIDCAP (NUMBER OF SHARES)
Shares sold                                          10,654,062           6,331,537             723,970              66,454
Shares issued as reinvestment of dividends               70,572             577,073                 884                  --
Shares redeemed                                      (1,447,104)         (1,424,673)           (285,975)             (5,055)
                                                   ------------        ------------         -----------            --------
Net increase in shares outstanding                    9,277,530           5,483,937             438,879              61,399
                                                   ============        ============         ===========            ========
VP INDEX PLUS MIDCAP($)
Shares sold                                        $145,334,427        $ 86,112,298         $ 9,229,190            $863,047
Shares issued as reinvestment of dividends              919,552           7,865,500              11,496                  --
Shares redeemed                                     (17,125,858)        (19,076,095)         (3,466,410)            (62,379)
                                                   ------------        ------------         -----------            --------
Net increase                                       $129,128,121        $ 74,901,703         $ 5,774,276            $800,668
                                                   ============        ============         ===========            ========

---------------
(1) Commenced operations on July 16, 2001

                                        CLASS R SHARES                            CLASS S SHARES
                             -------------------------------------   ----------------------------------------
                                YEAR ENDED          YEAR ENDED          YEAR ENDED           PERIOD ENDED
                             DECEMBER 31, 2002   DECEMBER 31, 2001   DECEMBER 31, 2002   DECEMBER 31, 2001(1)
                             -----------------   -----------------   -----------------   --------------------
VP INDEX PLUS SMALLCAP
  (NUMBER OF SHARES)
Shares sold                       5,786,072           3,741,098             822,304              81,640
Shares issued as
  reinvestment of dividends          92,996             147,210               2,805                  --
Shares redeemed                  (1,197,075)         (1,585,196)           (480,010)            (22,018)
                               ------------        ------------         -----------           ---------
Net increase in shares
  outstanding                     4,681,993           2,303,112             345,099              59,622
                               ============        ============         ===========           =========
VP INDEX PLUS SMALLCAP($)
Shares sold                    $ 67,293,482        $ 43,025,496         $ 8,682,582           $ 863,966
Shares issued as
  reinvestment of dividends       1,047,136           1,644,340              31,528                  --
Shares redeemed                 (12,477,096)        (18,088,416)         (4,882,524)           (226,803)
                               ------------        ------------         -----------           ---------
Net increase                   $ 55,863,522        $ 26,581,420         $ 3,831,586           $ 637,163
                               ============        ============         ===========           =========

---------------
(1) Commenced operations on July 16, 2001

                                        CLASS R SHARES
                             -------------------------------------
                                YEAR ENDED          YEAR ENDED
                             DECEMBER 31, 2002   DECEMBER 31, 2001
                             -----------------   -----------------
VP STRATEGIC ALLOCATION
  GROWTH (NUMBER OF SHARES)
Shares sold                       1,140,817           1,144,290
Shares issued as
  reinvestment of dividends         269,531             248,640
Shares redeemed                  (1,523,423)           (705,578)
                               ------------        ------------
Net increase (decrease) in
  shares outstanding               (113,075)            687,352
                               ============        ============
VP STRATEGIC ALLOCATION
  GROWTH($)
Shares sold                    $ 13,874,644        $ 15,448,497
Shares issued as
  reinvestment of dividends       3,207,413           3,364,099
Shares redeemed                 (17,494,782)         (9,277,038)
                               ------------        ------------
Net increase (decrease)        $   (412,725)       $  9,535,558
                               ============        ============

--------------------------------------------------------------------------------


NOTE 9 -- CAPITAL SHARE TRANSACTIONS (CONTINUED)


                                        CLASS R SHARES
                             -------------------------------------
                                YEAR ENDED          YEAR ENDED
                             DECEMBER 31, 2002   DECEMBER 31, 2001
                             -----------------   -----------------
VP STRATEGIC ALLOCATION
  BALANCED (NUMBER OF
  SHARES)
Shares sold                       1,444,418           1,222,263
Shares issued as
  reinvestment of dividends         373,719             371,493
Shares redeemed                  (1,982,213)           (789,647)
                               ------------        ------------
Net increase (decrease) in
  shares outstanding               (164,076)            804,109
                               ============        ============
VP STRATEGIC ALLOCATION
  BALANCED($)
Shares sold                    $ 16,813,796        $ 15,615,825
Shares issued as
  reinvestment of dividends       4,331,408           4,762,539
Shares redeemed                 (22,485,434)         (9,942,012)
                               ------------        ------------
Net increase (decrease)        $ (1,340,230)       $ 10,436,352
                               ============        ============

                                        CLASS R SHARES
                             -------------------------------------
                                YEAR ENDED          YEAR ENDED
                             DECEMBER 31, 2002   DECEMBER 31, 2001
                             -----------------   -----------------
VP STRATEGIC ALLOCATION
  INCOME (NUMBER OF SHARES)
Shares sold                       1,437,200           1,695,669
Shares issued as
  reinvestment of dividends         371,570             467,617
Shares redeemed                  (1,772,699)         (1,318,619)
                               ------------        ------------
Net increase in shares
  outstanding                        36,071             844,667
                               ============        ============
VP STRATEGIC ALLOCATION
  INCOME($)
Shares sold                    $ 16,635,548        $ 20,759,281
Shares issued as
  reinvestment of dividends       4,243,329           5,695,577
Shares redeemed                 (20,163,483)        (16,032,464)
                               ------------        ------------
Net increase                   $    715,394        $ 10,422,394
                               ============        ============

NOTE 10 -- FEDERAL INCOME TAXES

During the year ended December 31, 2002, the foreign taxes paid or withheld were $45,630, $415, $31,532, $17,523, and $4,456 by VP Index Plus LargeCap, VP Index
Plus SmallCap, VP Strategic Allocation Growth, VP Strategic Allocation Balanced and VP Strategic Allocation Income, respectively.

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. You should consult your tax advisor regarding the appropriate treatment of foreign taxes paid.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. The tax composition of dividends and distributions to shareholders for year ended December 31, 2002 were as follow:

                               ORDINARY       LONG-TERM     TAX RETURN
                                INCOME      CAPITAL GAINS   OF CAPITAL
                             ------------   -------------   ----------
VP Index Plus LargeCap       $  2,554,185     $     --          $--
VP Index Plus MidCap              931,048           --          --
VP Index Plus SmallCap            384,326      694,338          --
VP Strategic Allocation
  Growth                        3,207,413           --          --
VP Strategic Allocation
  Balanced                      4,331,408           --          --
VP Strategic Allocation
  Income                        4,243,329           --          --

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. Key differences are the treatment of short-term capital gains, foreign currency transactions, organization costs and other temporary differences. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their

--------------------------------------------------------------------------------


NOTE 10 -- FEDERAL INCOME TAXES (CONTINUED)

federal tax-basis treatment; temporary differences do not require reclassifications. To the extent distributions exceed net investment income and/or net realized capital gains for tax purposes, they are reported as distributions of paid-in capital.

Accordingly, the following amounts represent current year permanent tax differences that have been reclassified as of December 31, 2002:

                                                       UNDISTRIBUTED NET       ACCUMULATED NET
                                             PAID-IN      INVESTMENT       REALIZED GAINS (LOSSES)
                                             CAPITAL     INCOME/(LOSS)         ON INVESTMENTS
                                             -------   -----------------   -----------------------
VP Index Plus LargeCap                       $ 5,390       $ (29,446)             $ 24,056
VP Index Plus MidCap                          17,021         (18,637)                1,616
VP Index Plus SmallCap                        (4,337)         (6,898)               11,235
VP Strategic Allocation Growth                 5,000        (352,312)              347,312
VP Strategic Allocation Balanced               6,000        (221,535)              215,535
VP Strategic Allocation Income                 3,000           5,599                (8,599)

Capital loss carryforwards, which may be used to offset future realized capital gains for federal income tax purposes were as follows at December 31, 2002:

                                                                 AMOUNT      EXPIRATION DATE
                                                              ------------   ----------------
VP Index Plus LargeCap                                        $317,889,950          2009-2010
VP Index Plus MidCap                                            11,919,727          2009-2010
VP Index Plus SmallCap                                           3,493,813               2010
VP Strategic Allocation Growth                                  35,629,434          2008-2010
VP Strategic Allocation Balanced                                25,184,428          2008-2010
VP Strategic Allocation Income                                  11,718,611          2009-2010

The following represents the tax-basis components of distributable earnings as of December 31, 2002:

                                                                                UNDISTRIBUTED    UNREALIZED        CAPITAL
                                                               UNDISTRIBUTED      LONG-TERM     APPRECIATION/       LOSS
                                                              ORDINARY INCOME   CAPITAL GAINS   DEPRECIATION    CARRYFORWARDS
                                                              ---------------   -------------   -------------   -------------
VP Index Plus LargeCap                                          $12,504,312          $--        $(248,312,666)  $(317,888,950)
VP Index Plus MidCap                                              1,401,105          --           (30,850,326)    (11,919,727)
VP Index Plus SmallCap                                              216,866          --           (11,219,474)     (3,493,813)
VP Strategic Allocation Growth                                    1,690,040          --            (6,814,289)    (35,629,434)
VP Strategic Allocation Balanced                                  2,675,938          --            (3,621,724)    (25,184,428)
VP Strategic Allocation Income                                    2,951,493          --               395,299     (11,718,611)

ING VP
INDEX PLUS
LARGECAP
PORTFOLIO

                PORTFOLIO OF INVESTMENTS as of December 31, 2002
--------------------------------------------------------------------------------


       Shares                                                                  Value
----------------------------------------------------------------------------------------
COMMON STOCK: 99.64%
                               ADVERTISING: 0.08%
          54,850               Interpublic Group Cos., Inc.                $     772,288
                                                                           -------------
                                                                                 772,288
                                                                           -------------
                               AEROSPACE/DEFENSE: 1.91%
         102,400               Boeing Co.                                      3,378,176
          27,150               General Dynamics Corp.                          2,154,895
           9,550               Goodrich Corp.                                    174,956
          60,350               Lockheed Martin Corp.                           3,485,213
          23,587               Northrop Grumman Corp.                          2,287,948
          21,500               Raytheon Co.                                      661,125
          35,050               Rockwell Collins, Inc.                            815,263
          83,550               United Technologies Corp.                       5,175,087
                                                                           -------------
                                                                              18,132,663
                                                                           -------------
                               AGRICULTURE: 0.07%
          19,550               UST, Inc.                                         653,557
                                                                           -------------
                                                                                 653,557
                                                                           -------------
                               APPAREL: 0.45%
          24,700         @     Jones Apparel Group, Inc.                         875,368
          25,200               Liz Claiborne, Inc.                               747,180
          32,650               Nike, Inc.                                      1,451,946
           9,700         @     Reebok Intl. Ltd.                                 285,180
          25,400               VF Corp.                                          915,670
                                                                           -------------
                                                                               4,275,344
                                                                           -------------
                               AUTO MANUFACTURERS: 0.78%
         410,400               Ford Motor Co.                                  3,816,720
          68,900               General Motors Corp.                            2,539,654
          22,725               Paccar, Inc.                                    1,048,304
                                                                           -------------
                                                                               7,404,678
                                                                           -------------
                               AUTO PARTS & EQUIPMENT: 0.23%
          28,400               Cooper Tire & Rubber Co.                          435,656
          15,400               Dana Corp.                                        181,104
          67,050               Delphi Corp.                                      539,752
          37,600               Goodyear Tire & Rubber Co.                        256,056
           9,950               Johnson Controls, Inc.                            797,692
                                                                           -------------
                                                                               2,210,260
                                                                           -------------
                               BANKS: 7.33%
          43,450               AmSouth Bancorp                                   834,240
         258,050               Bank of America Corp.                          17,952,538
         152,450               Bank One Corp.                                  5,572,047
          24,700               BB&T Corp.                                        913,653
          24,015               Charter One Financial, Inc.                       689,951
          31,550               Comerica, Inc.                                  1,364,222
          21,800               First Tennessee National Corp.                    783,492
         134,700               FleetBoston Financial Corp.                     3,273,210
          43,110               Huntington Bancshares, Inc.                       806,588
          50,550               Keycorp                                         1,270,827
          25,000               Marshall & Ilsley Corp.                           684,500
          21,550               Mellon Financial Corp.                            562,671
          74,550               National City Corp.                             2,036,706
          19,400               North Fork Bancorporation, Inc.                   654,556
          36,150               PNC Financial Services Group, Inc.              1,514,685
          37,950               Regions Financial Corp.                         1,266,012
          38,650               SouthTrust Corp.                                  960,453
          37,200               State Street Corp.                              1,450,800
          37,000               SunTrust Banks, Inc.                            2,106,040
          38,550               Synovus Financial Corp.                           747,870
          46,500               Union Planters Corp.                            1,308,510
         254,047               US Bancorp                                      5,390,877
         175,000               Wachovia Corp.                                  6,377,000

----------------------------------------------------------------------------------------
       Shares                                                                  Value
         222,950               Wells Fargo & Co.                           $  10,449,667
          12,650               Zions Bancorporation                              497,765
                                                                           -------------
                                                                              69,468,880
                                                                           -------------
                               BEVERAGES: 3.21%
         105,050               Anheuser-Busch Cos., Inc.                       5,084,420
           9,100               Brown-Forman Corp.                                594,776
         302,150               Coca-Cola Co.                                  13,240,213
          56,050               Coca-Cola Enterprises, Inc.                     1,217,406
           6,400               Coors (Adolph)                                    392,000
          31,900               Pepsi Bottling Group, Inc.                        819,830
         215,600               PepsiCo, Inc.                                   9,102,632
                                                                           -------------
                                                                              30,451,277
                                                                           -------------
                               BIOTECHNOLOGY: 1.03%
         165,890         @     Amgen, Inc.                                     8,019,123
          17,950         @     Biogen, Inc.                                      719,077
          26,400         @     Chiron Corp.                                      992,640
                                                                           -------------
                                                                               9,730,840
                                                                           -------------
                               BUILDING MATERIALS: 0.21%
           9,300         @     American Standard Cos., Inc.                      661,602
          64,850               Masco Corp.                                     1,365,093
                                                                           -------------
                                                                               2,026,695
                                                                           -------------
                               CHEMICALS: 1.48%
          26,350               Air Products & Chemicals, Inc.                  1,126,462
           7,950               Ashland, Inc.                                     226,813
         133,650               Du Pont EI de Nemours & Co.                     5,666,760
           9,700               Eastman Chemical Co.                              356,669
          21,450               Ecolab, Inc.                                    1,061,775
          27,600               Engelhard Corp.                                   616,860
          11,300               Great Lakes Chemical Corp.                        269,844
           9,200               International Flavors & Fragrances, Inc.          322,920
          20,350               PPG Industries, Inc.                            1,020,553
          25,450               Praxair, Inc.                                   1,470,247
          27,350               Rohm & Haas Co.                                   888,328
          18,950               Sherwin-Williams Co.                              535,338
           9,600               Sigma-Aldrich Corp.                               467,520
                                                                           -------------
                                                                              14,030,089
                                                                           -------------
                               COMMERCIAL SERVICES: 0.80%
          19,200         @     Apollo Group, Inc.                                844,800
          61,100         @     Concord EFS, Inc.                                 961,714
          21,850         @     Convergys Corp.                                   331,027
          14,200               Deluxe Corp.                                      597,820
          18,000               Equifax, Inc.                                     416,520
          38,300               H&R Block, Inc.                                 1,539,660
          35,600               McKesson Corp.                                    962,268
          17,150               Moody's Corp.                                     708,124
          18,650               Paychex, Inc.                                     520,335
          26,700         @     Quintiles Transnational Corp.                     323,070
          21,100         @     Robert Half Intl., Inc.                           339,921
                                                                           -------------
                                                                               7,545,259
                                                                           -------------
                               COMPUTERS: 3.94%
          43,950         @     Apple Computer, Inc.                              629,803
          30,050         @     Computer Sciences Corp.                         1,035,222
         445,550         @     Dell Computer Corp.                            11,914,007
         371,400         @     EMC Corp.-Mass                                  2,280,396
         527,168               Hewlett-Packard Co.                             9,151,636
          90,200               International Business Machines Corp.           6,990,500
          29,600         @     Lexmark Intl., Inc.                             1,790,800
         432,750         @     Sun Microsystems, Inc.                          1,345,853
          43,300         @     Sungard Data Systems, Inc.                      1,020,148

                 See Accompanying Notes to Financial Statements

ING VP
INDEX PLUS
LARGECAP
PORTFOLIO

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                                  Value
----------------------------------------------------------------------------------------
                               COMPUTERS (CONTINUED)
          44,850         @     Unisys Corp.                                $     444,015
          50,300         @     Veritas Software Corp.                            785,686
                                                                           -------------
                                                                              37,388,066
                                                                           -------------
                               COSMETICS/PERSONAL CARE: 3.82%
           8,700               Alberto-Culver Co.                                438,480
          11,800               Avon Products, Inc.                               635,666
          66,750               Colgate-Palmolive Co.                           3,499,702
         173,650               Gillette Co.                                    5,272,014
          66,250               Kimberly-Clark Corp.                            3,144,888
         270,200               Procter & Gamble Co.                           23,220,988
                                                                           -------------
                                                                              36,211,738
                                                                           -------------
                               DISTRIBUTION/WHOLESALE: 0.11%
          19,450               WW Grainger, Inc.                               1,002,647
                                                                           -------------
                                                                               1,002,647
                                                                           -------------
                               DIVERSIFIED FINANCIAL SERVICES: 8.77%
         174,700               American Express Co.                            6,175,645
          21,950               Bear Stearns Cos., Inc.                         1,303,830
          44,700               Capital One Financial Corp.                     1,328,484
          73,300               Charles Schwab Corp.                              795,305
         657,850               Citigroup, Inc.                                23,149,741
          28,350               Countrywide Financial Corp.                     1,464,277
         171,100               Fannie Mae                                     11,006,863
          33,450               Franklin Resources, Inc.                        1,139,976
         150,700               Freddie Mac                                     8,898,835
          24,350               Goldman Sachs Group, Inc.                       1,658,235
          57,450               Household Intl., Inc.                           1,597,684
         260,150               JP Morgan Chase & Co.                           6,243,600
          29,250               Lehman Brothers Holdings, Inc.                  1,558,733
         223,975               MBNA Corp.                                      4,260,005
         113,100               Merrill Lynch & Co., Inc.                       4,292,145
         143,650               Morgan Stanley                                  5,734,508
          71,900         @     Providian Financial Corp.                         466,631
          19,800               SLM Corp.                                       2,056,428
                                                                           -------------
                                                                              83,130,925
                                                                           -------------
                               ELECTRIC: 2.89%
          17,800               Ameren Corp.                                      739,946
          39,950               American Electric Power Co., Inc.               1,091,833
          67,450               Centerpoint Energy, Inc.                          573,325
          28,700               Cinergy Corp.                                     967,764
          33,900               CMS Energy Corp.                                  320,016
          24,800               Consolidated Edison, Inc.                       1,061,936
          20,200               Constellation Energy Group, Inc.                  561,964
          36,050               Dominion Resources, Inc.                        1,979,145
          19,100               DTE Energy Co.                                    886,240
         115,600               Duke Energy Corp.                               2,258,824
          63,000         @     Edison Intl.                                      746,550
          33,250               Entergy Corp.                                   1,515,867
          54,800               Exelon Corp.                                    2,891,796
          37,100               FirstEnergy Corp.                               1,223,187
          20,200               FPL Group, Inc.                                 1,214,626
          23,500               NiSource, Inc.                                    470,000
          84,000         @     PG&E Corp.                                      1,167,600
          15,300               Pinnacle West Capital Corp.                       521,577
          29,850               PPL Corp.                                       1,035,198
          26,650               Progress Energy, Inc.                           1,155,278
          24,350               Public Service Enterprise Group, Inc.             781,635
          91,250               Southern Co.                                    2,590,588
          19,200               TECO Energy, Inc.                                 297,024

----------------------------------------------------------------------------------------
       Shares                                                                  Value
          45,867               TXU Corp.                                   $     856,796
          45,350               Xcel Energy, Inc.                                 498,850
                                                                           -------------
                                                                              27,407,565
                                                                           -------------
                               ELECTRICAL COMPONENTS & EQUIPMENT: 0.42%
          49,900         @     American Power Conversion                         755,985
          55,400               Emerson Electric Co.                            2,817,090
          19,150               Molex, Inc.                                       441,216
                                                                           -------------
                                                                               4,014,291
                                                                           -------------
                               ELECTRONICS: 0.39%
          51,900         @     Agilent Technologies, Inc.                        932,124
          27,000               Applera Corp. -- Applied Biosystems Group         473,580
          47,450         @     Jabil Circuit, Inc.                               850,304
          14,300               Parker Hannifin Corp.                             659,659
         100,900         @     Sanmina-SCI Corp.                                 453,041
          18,300         @     Thermo Electron Corp.                             368,196
                                                                           -------------
                                                                               3,736,904
                                                                           -------------
                               ENGINEERING & CONSTRUCTION: 0.04%
          14,050               Fluor Corp.                                       393,400
                                                                           -------------
                                                                                 393,400
                                                                           -------------
                               ENTERTAINMENT: 0.08%
          10,450         @     International Game Technology                     793,364
                                                                           -------------
                                                                                 793,364
                                                                           -------------
                               ENVIRONMENTAL CONTROL: 0.22%
          28,100         @     Allied Waste Industries, Inc.                     281,000
          77,050               Waste Management, Inc.                          1,765,986
                                                                           -------------
                                                                               2,046,986
                                                                           -------------
                               FOOD: 1.83%
          53,600               Albertson's, Inc.                               1,193,136
         105,127               Archer-Daniels-Midland Co.                      1,303,575
          49,650               Campbell Soup Co.                               1,165,285
          67,450               ConAgra Foods, Inc.                             1,686,924
          19,200               General Mills, Inc.                               901,440
          20,100               Hershey Foods Corp.                             1,355,544
          46,850               HJ Heinz Co.                                    1,539,959
          55,650               Kellogg Co.                                     1,907,127
         104,550         @     Kroger Co.                                      1,615,298
         106,500               Sara Lee Corp.                                  2,397,315
          27,750               Supervalu, Inc.                                   458,154
          19,000               Winn-Dixie Stores, Inc.                           290,320
          27,050               WM Wrigley Jr Co.                               1,484,504
                                                                           -------------
                                                                              17,298,581
                                                                           -------------
                               FOREST PRODUCTS & PAPER: 0.48%
           5,000               Boise Cascade Corp.                               126,100
          30,850               Georgia-Pacific Corp.                             498,536
          59,550               International Paper Co.                         2,082,463
          24,700               MeadWestvaco Corp.                                610,337
          19,550               Plum Creek Timber Co., Inc.                       461,380
           4,600               Temple-Inland, Inc.                               206,126
          11,000               Weyerhaeuser Co.                                  541,310
                                                                           -------------
                                                                               4,526,252
                                                                           -------------
                               GAS: 0.20%
          24,700               KeySpan Corp.                                     870,428
           7,900               Nicor, Inc.                                       268,837
           4,100               Peoples Energy Corp.                              158,465
          24,600               Sempra Energy                                     581,790
                                                                           -------------
                                                                               1,879,520
                                                                           -------------

                 See Accompanying Notes to Financial Statements

ING VP
INDEX PLUS
LARGECAP
PORTFOLIO

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                                  Value
----------------------------------------------------------------------------------------
                               HAND/MACHINE TOOLS: 0.11%
          15,200               Black & Decker Corp.                        $     651,928
           5,100               Snap-On, Inc.                                     143,361
           8,500               Stanley Works                                     293,930
                                                                           -------------
                                                                               1,089,219
                                                                           -------------
                               HEALTHCARE -- PRODUCTS: 3.22%
          55,650               Becton Dickinson & Co.                          1,707,898
          55,150         @     Boston Scientific Corp.                         2,344,978
          11,550               CR Bard, Inc.                                     669,900
          71,550         @     Guidant Corp.                                   2,207,317
         383,900               Johnson & Johnson                              20,619,269
          22,900         @     St. Jude Medical, Inc.                            909,588
          24,950               Stryker Corp.                                   1,674,644
          10,400         @     Zimmer Holdings, Inc.                             431,808
                                                                           -------------
                                                                              30,565,402
                                                                           -------------
                               HEALTHCARE -- SERVICES: 1.63%
          35,000         A     Aetna, Inc.                                     1,439,200
          34,600         @     Anthem, Inc.                                    2,176,340
          70,800               HCA, Inc.                                       2,938,200
          28,650               Health Management Associates, Inc.                512,835
          23,200         @     Humana, Inc.                                      232,000
          13,150         @     Manor Care, Inc.                                  244,722
          14,150         @     Quest Diagnostics                                 805,135
          60,550         @     Tenet Healthcare Corp.                            993,020
          43,150               UnitedHealth Group, Inc.                        3,603,025
          34,650         @     WellPoint Health Networks                       2,465,694
                                                                           -------------
                                                                              15,410,171
                                                                           -------------
                               HOME BUILDERS: 0.16%
          14,200               Centex Corp.                                      712,840
           9,200               KB Home                                           394,220
           7,500               Pulte Homes, Inc.                                 359,025
                                                                           -------------
                                                                               1,466,085
                                                                           -------------
                               HOME FURNISHINGS: 0.14%
          22,900               Leggett & Platt, Inc.                             513,876
           7,200               Maytag Corp.                                      205,200
          11,800               Whirlpool Corp.                                   616,196
                                                                           -------------
                                                                               1,335,272
                                                                           -------------
                               HOUSEHOLD PRODUCTS/WARES: 0.36%
          17,600               Avery Dennison Corp.                            1,075,008
          35,500               Clorox Co.                                      1,464,375
          18,350               Fortune Brands, Inc.                              853,458
                                                                           -------------
                                                                               3,392,841
                                                                           -------------
                               HOUSEWARES: 0.14%
          43,700               Newell Rubbermaid, Inc.                         1,325,421
                                                                           -------------
                                                                               1,325,421
                                                                           -------------
                               INSURANCE: 4.47%
          42,700         @@    ACE Ltd.                                        1,252,818
          63,200               Aflac, Inc.                                     1,903,584
          90,750               Allstate Corp.                                  3,356,842
          12,700               AMBAC Financial Group, Inc.                       714,248
         137,474               American Intl. Group                            7,952,871
          42,000               AON Corp.                                         793,380
           9,100               Chubb Corp.                                       475,020
          31,950               Cigna Corp.                                     1,313,784
          19,800               Cincinnati Financial Corp.                        743,490
          28,200               Hartford Financial Services Group, Inc.         1,281,126

----------------------------------------------------------------------------------------
       Shares                                                                  Value
          24,325               Jefferson-Pilot Corp.                       $     927,026
          35,750               John Hancock Financial Services, Inc.             997,425
           9,100               Lincoln National Corp.                            287,378
          25,650               Loews Corp.                                     1,140,399
          70,450               Marsh & McLennan Cos., Inc.                     3,255,495
          26,000               MBIA, Inc.                                      1,140,360
          91,300               Metlife, Inc.                                   2,468,752
          13,050               MGIC Investment Corp.                             538,965
          40,200               Principal Financial Group                       1,211,226
          38,100               Progressive Corp.                               1,890,903
          68,900               Prudential Financial, Inc.                      2,186,886
          24,800               Safeco Corp.                                      859,816
          11,700               St. Paul Cos.                                     398,385
          18,700               Torchmark Corp.                                   683,111
         181,272         @     Travelers Property Casualty Corp.               2,655,635
          31,900               UnumProvident Corp.                               559,526
          18,250         @@    XL Capital Ltd.                                 1,409,812
                                                                           -------------
                                                                              42,398,263
                                                                           -------------
                               INTERNET: 0.25%
          15,950         @     eBay, Inc.                                      1,081,729
          78,600         @     Yahoo, Inc.                                     1,285,110
                                                                           -------------
                                                                               2,366,839
                                                                           -------------
                               IRON/STEEL: 0.09%
          11,150               Nucor Corp.                                       460,495
          29,450               United States Steel Corp.                         386,384
                                                                           -------------
                                                                                 846,879
                                                                           -------------
                               LEISURE TIME: 0.24%
          17,600               Brunswick Corp.                                   349,536
          30,700               Carnival Corp.                                    765,965
          15,550               Harley-Davidson, Inc.                             718,410
          24,000         @     Sabre Holdings Corp.                              434,640
                                                                           -------------
                                                                               2,268,551
                                                                           -------------
                               LODGING: 0.19%
          21,100         @     Harrah's Entertainment, Inc.                      835,560
          32,700               Hilton Hotels Corp.                               415,617
          24,150               Starwood Hotels & Resorts Worldwide, Inc.         573,321
                                                                           -------------
                                                                               1,824,498
                                                                           -------------
                               MACHINERY -- DIVERSIFIED: 0.30%
          29,250               Deere & Co.                                     1,341,112
          32,550               Dover Corp.                                       949,158
          24,500               Rockwell Automation, Inc.                         507,395
                                                                           -------------
                                                                               2,797,665
                                                                           -------------
                               MEDIA: 3.07%
         228,400         @     AOL Time Warner, Inc.                           2,992,040
          78,000         @     Clear Channel Communications, Inc.              2,908,620
         122,276         @     Comcast Corp.                                   2,882,045
          33,200               Gannett Co., Inc.                               2,383,760
          10,400               Knight-Ridder, Inc.                               657,800
          24,400               McGraw-Hill Cos., Inc.                          1,474,736
          10,000               Meredith Corp.                                    411,100
           7,800               New York Times Co.                                356,694
          35,900               Tribune Co.                                     1,632,014
         225,150         @     Viacom, Inc.                                    9,177,114
         258,150               Walt Disney Co.                                 4,210,426
                                                                           -------------
                                                                              29,086,349
                                                                           -------------

                 See Accompanying Notes to Financial Statements

ING VP
INDEX PLUS
LARGECAP
PORTFOLIO

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                                  Value
----------------------------------------------------------------------------------------
                               MINING: 0.23%
          19,700         @     Freeport-McMoRan Copper & Gold, Inc.        $     330,566
          50,850               Newmont Mining Corp.                            1,476,176
          12,400         @     Phelps Dodge Corp.                                392,460
                                                                           -------------
                                                                               2,199,202
                                                                           -------------
                               MISCELLANEOUS MANUFACTURING: 5.48%
          51,650               3M Co.                                          6,368,445
          19,250               Cooper Industries Ltd.                            701,662
           6,200               Crane Co.                                         123,566
          19,000               Danaher Corp.                                   1,248,300
          50,450               Eastman Kodak Co.                               1,767,768
           8,400               Eaton Corp.                                       656,124
       1,273,050               General Electric Co.                           30,998,767
         110,100               Honeywell Intl., Inc.                           2,642,400
          38,550               Illinois Tool Works, Inc.                       2,500,353
          19,750         @@    Ingersoll-Rand Co.                                850,435
          14,600               ITT Industries, Inc.                              886,074
          16,400               Pall Corp.                                        273,552
          27,450               Textron, Inc.                                   1,180,076
         103,300         @@    Tyco Intl. Ltd.                                 1,764,364
                                                                           -------------
                                                                              51,961,886
                                                                           -------------
                               OFFICE/BUSINESS EQUIPMENT: 0.20%
          29,100               Pitney Bowes, Inc.                                950,406
         123,000         @     Xerox Corp.                                       990,150
                                                                           -------------
                                                                               1,940,556
                                                                           -------------
                               OIL & GAS: 5.42%
          15,200               Amerada Hess Corp.                                836,760
          32,950               Anadarko Petroleum Corp.                        1,578,305
          25,000               Apache Corp.                                    1,424,750
          25,250               Burlington Resources, Inc.                      1,076,912
          54,550               ChevronTexaco Corp.                             3,626,484
          88,244               ConocoPhillips                                  4,270,127
          20,350               Devon Energy Corp.                                934,065
         861,800               Exxon Mobil Corp.                              30,111,292
          52,950               Marathon Oil Corp.                              1,127,306
          27,800        @,@@   Nabors Industries Ltd.                            980,506
          17,450         @     Noble Corp.                                       613,367
          49,450               Occidental Petroleum Corp.                      1,406,853
          14,200               Rowan Cos., Inc.                                  322,340
          74,500               Transocean, Inc.                                1,728,400
          44,000               Unocal Corp.                                    1,345,520
                                                                           -------------
                                                                              51,382,987
                                                                           -------------
                               OIL & GAS SERVICES: 0.20%
          26,750               Baker Hughes, Inc.                                861,082
          54,400               Halliburton Co.                                 1,017,824
                                                                           -------------
                                                                               1,878,906
                                                                           -------------
                               PACKAGING & CONTAINERS: 0.18%
          15,200               Ball Corp.                                        778,088
           5,900               Bemis Co.                                         292,817
          28,450         @     Pactiv Corp.                                      621,917
                                                                           -------------
                                                                               1,692,822
                                                                           -------------
                               PHARMACEUTICALS: 7.05%
           6,400               Allergan, Inc.                                    368,768
          20,200               AmerisourceBergen Corp.                         1,097,062
          62,750               Cardinal Health, Inc.                           3,714,172
          25,600         @     Forest Laboratories, Inc.                       2,514,432
          29,766         @     King Pharmaceuticals, Inc.                        511,678
         289,750               Merck & Co., Inc.                              16,402,748
         796,000               Pfizer, Inc.                                   24,333,720
         166,950               Pharmacia Corp.                                 6,978,510
         187,450               Schering-Plough Corp.                           4,161,390

----------------------------------------------------------------------------------------
       Shares                                                                  Value
          13,250         @     Watson Pharmaceuticals, Inc.                $     374,578
         171,500               Wyeth                                           6,414,100
                                                                           -------------
                                                                              66,871,158
                                                                           -------------
                               PIPELINES: 0.03%
           5,800               Kinder Morgan, Inc.                               245,166
                                                                           -------------
                                                                                 245,166
                                                                           -------------
                               REITS: 0.21%
          50,650               Equity Office Properties Trust                  1,265,237
          21,400               Simon Property Group, Inc.                        729,098
                                                                           -------------
                                                                               1,994,335
                                                                           -------------
                               RETAIL: 6.11%
          13,600         @     Autozone, Inc.                                    960,840
          46,500         @     Bed Bath & Beyond, Inc.                         1,605,645
          38,750         @     Best Buy Co., Inc.                                935,812
          15,600         @     Big Lots, Inc.                                    206,388
          51,700               CVS Corp.                                       1,290,949
          38,450               Darden Restaurants, Inc.                          786,302
           9,300               Dillard's, Inc.                                   147,498
          42,700               Dollar General Corp.                              510,265
          18,750               Family Dollar Stores                              585,187
          27,350         @     Federated Department Stores                       786,586
         193,300               Gap, Inc.                                       3,000,016
         303,450               Home Depot, Inc.                                7,270,662
          47,550               JC Penney Co., Inc.                             1,094,126
          44,550         @     Kohl's Corp.                                    2,492,573
         138,000               Lowe's Cos., Inc.                               5,175,000
         105,150               Ltd Brands                                      1,464,740
          35,900               May Department Stores Co.                         824,982
         156,450               McDonald's Corp.                                2,515,716
          14,000               Nordstrom, Inc.                                   265,580
          68,900         @     Office Depot, Inc.                              1,016,964
          35,200               RadioShack Corp.                                  659,648
          94,550         @     Staples, Inc.                                   1,730,265
          53,800         @     Starbucks Corp.                                 1,096,444
         114,200               Target Corp.                                    3,426,000
          16,700               Tiffany & Co.                                     399,297
          66,300               TJX Cos., Inc.                                  1,294,176
         127,150               Walgreen Co.                                    3,711,509
         226,890               Wal-Mart Stores, Inc.                          11,460,214
          13,400               Wendy's Intl., Inc.                               362,738
          36,600         @     Yum! Brands, Inc.                                 886,452
                                                                           -------------
                                                                              57,962,574
                                                                           -------------
                               SAVINGS & LOANS: 0.89%
          35,500               Golden West Financial Corp.                     2,549,255
         170,250               Washington Mutual, Inc.                         5,878,733
                                                                           -------------
                                                                               8,427,988
                                                                           -------------
                               SEMICONDUCTORS: 3.02%
          51,150         @     Advanced Micro Devices, Inc.                      330,429
          59,500         @     Altera Corp.                                      734,230
          18,750         @     Analog Devices, Inc.                              447,562
         217,150         @     Applied Materials, Inc.                         2,829,464
         853,450               Intel Corp.                                    13,288,216
          21,750         @     Kla-Tencor Corp.                                  769,298
          48,750               Linear Technology Corp.                         1,253,850
          24,250         @     LSI Logic Corp.                                   139,923
          48,950               Maxim Integrated Products                       1,617,308
          32,100         @     Micron Technology, Inc.                           312,654
          23,400         @     National Semiconductor Corp.                      351,234
          27,850         @     Novellus Systems, Inc.                            782,028
          14,850         @     Nvidia Corp.                                      170,924

                 See Accompanying Notes to Financial Statements

ING VP
INDEX PLUS
LARGECAP
PORTFOLIO

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                                  Value
----------------------------------------------------------------------------------------
                               SEMICONDUCTORS (CONTINUED)
          19,700         @     QLogic Corp.                                $     679,847
          21,700         @     Teradyne, Inc.                                    282,317
         232,200               Texas Instruments, Inc.                         3,485,322
          58,100         @     Xilinx, Inc.                                    1,196,860
                                                                           -------------
                                                                              28,671,466
                                                                           -------------
                               SOFTWARE: 6.20%
          28,750               Adobe Systems, Inc.                               713,029
          10,800               Autodesk, Inc.                                    154,440
          80,050               Automatic Data Processing                       3,141,962
          42,950         @     BMC Software, Inc.                                734,874
          19,150         @     Citrix Systems, Inc.                              235,928
          90,500               Computer Associates Intl., Inc.                 1,221,750
          75,400         @     Compuware Corp.                                   361,920
          31,950         @     Electronic Arts, Inc.                           1,590,151
         102,150               First Data Corp.                                3,617,131
          23,100         @     Fiserv, Inc.                                      784,245
          27,750         @     Intuit, Inc.                                    1,302,030
          14,000         @     Mercury Interactive Corp.                         415,100
         684,450         @     Microsoft Corp.                                35,386,065
         690,650         @     Oracle Corp.                                    7,459,020
          37,550         @     Peoplesoft, Inc.                                  687,165
          21,000         @     Rational Software Corp.                           218,190
         101,550         @     Siebel Systems, Inc.                              759,594
                                                                           -------------
                                                                              58,782,594
                                                                           -------------
                               TELECOMMUNICATIONS: 6.14%
          35,650               Alltel Corp.                                    1,818,150
          10,500         @     Andrew Corp.                                      107,940
          99,460               AT&T Corp.                                      2,596,901
         243,350               BellSouth Corp.                                 6,295,464
          30,850               CenturyTel, Inc.                                  906,373
          80,600         @     CIENA Corp.                                       414,284
         935,600         @     Cisco Systems, Inc.                            12,256,360
          39,850         @     Citizens Communications Co.                       420,417
          18,550         @     Comverse Technology, Inc.                         185,871
         291,200               Motorola, Inc.                                  2,518,880
         115,550         @     Nextel Communications, Inc.                     1,334,603
          39,900         @     Qualcomm, Inc.                                  1,451,961
         423,900               SBC Communications, Inc.                       11,491,929
          19,100               Scientific-Atlanta, Inc.                          226,526
         154,250               Sprint Corp.-FON Group                          2,233,540
          46,750         @     Tellabs, Inc.                                     339,873
         351,650               Verizon Communications, Inc.                   13,626,438
                                                                           -------------
                                                                              58,225,510
                                                                           -------------
                               TEXTILES: 0.11%
          22,350               Cintas Corp.                                    1,022,512
                                                                           -------------
                                                                               1,022,512
                                                                           -------------
                               TOBACCO: 1.15%
         258,000               Philip Morris Cos., Inc.                       10,456,740
          11,500               RJ Reynolds Tobacco Holdings, Inc.                484,265
                                                                           -------------
                                                                              10,941,005
                                                                           -------------
                               TOYS/GAMES/HOBBIES: 0.24%
          29,300               Hasbro, Inc.                                      338,415
         100,350               Mattel, Inc.                                    1,921,703
                                                                           -------------
                                                                               2,260,118
                                                                           -------------

----------------------------------------------------------------------------------------
       Shares                                                                  Value
                               TRANSPORTATION: 1.61%
          52,500               Burlington Northern Santa Fe Corp.          $   1,365,525
          39,550               FedEx Corp.                                     2,144,401
          48,150               Norfolk Southern Corp.                            962,519
          30,800               Union Pacific Corp.                             1,843,996
         142,150               United Parcel Service, Inc.                     8,966,822
                                                                           -------------
                                                                              15,283,263
                                                                           -------------
                               TRUCKING & LEASING: 0.03%
          13,100               Ryder System, Inc.                                293,964
                                                                           -------------
                                                                                 293,964
                                                                           -------------
                               Total Common Stock
                                 (Cost $1,052,631,677)                       944,743,536
                                                                           -------------
   Principal
     Amount                                                                 Value
----------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 1.10%
                        REPURCHASE AGREEMENT: 1.10%
     $10,395,000        State Street Repurchase Agreement dated 12/31/02,
                        1.200% due 01/02/03, $10,395,693 to be received
                        upon repurchase (Collateralized by $10,180,000
                        FFCB, 3.875% Market Value $10,606,318 due
                        12/15/04)                                          $  10,395,000
                                                                           -------------
                        Total Short-Term Investments
                          (Cost $10,395,000)                                  10,395,000
                                                                           -------------

                        TOTAL INVESTMENTS IN SECURITIES
                         (COST $1,063,026,677)*                  100.74%  $955,138,536
                        OTHER ASSETS AND LIABILITIES-NET          -0.74%    (7,021,678)
                                                                 -------  ------------
                        NET ASSETS                               100.00%  $948,116,858
                                                                 =======  ============

 @    Non-income producing security
 @@   Foreign Issuer
 A    Related Party
 #    Cost for federal income tax purposes is $1,203,451,202. Net unrealized depreciation consists of:

      Gross Unrealized Appreciation
                                                                 $  17,202,627
      Gross Unrealized Depreciation
                                                                  (265,515,293)
                                                                 -------------
      Net Unrealized Depreciation
                                                                 $(248,312,666)
                                                                 =============

                 See Accompanying Notes to Financial Statements

ING VP
INDEX PLUS
MIDCAP
PORTFOLIO

                PORTFOLIO OF INVESTMENTS as of December 31, 2002
--------------------------------------------------------------------------------


  Shares                                                            Value
-----------------------------------------------------------------------------
COMMON STOCK: 96.89%
                   ADVERTISING: 0.37%
    17,200   @     Catalina Marketing Corp.                      $    318,200
    34,150         Harte-Hanks, Inc.                                  637,580
                                                                 ------------
                                                                      955,780
                                                                 ------------
                   AEROSPACE/DEFENSE: 0.80%
    35,800   @     L-3 Communications Holdings, Inc.                1,607,778
     3,100   @     Sequa Corp.                                        121,241
    30,550   @     Titan Corp.                                        317,720
                                                                 ------------
                                                                    2,046,739
                                                                 ------------
                   AGRICULTURE: 0.15%
    10,300         Universal Corp.                                    380,688
                                                                 ------------
                                                                      380,688
                                                                 ------------
                   APPAREL: 0.68%
    33,800   @     Coach, Inc.                                      1,112,696
    14,200   @     Timberland Co.                                     505,662
    25,100   @     Unifi, Inc.                                        131,775
                                                                 ------------
                                                                    1,750,133
                                                                 ------------
                   AUTO PARTS & EQUIPMENT: 1.33%
    45,250         ArvinMeritor, Inc.                                 754,317
    11,800         Bandag, Inc.                                       456,424
     8,900         BorgWarner, Inc.                                   448,738
    24,500   @     Lear Corp.                                         815,360
    21,600         Modine Manufacturing Co.                           381,888
    13,950         Superior Industries Intl.                          576,972
                                                                 ------------
                                                                    3,433,699
                                                                 ------------
                   BANKS: 6.24%
    26,777         Associated Banc-Corp                               908,811
    23,600         Bank of Hawaii Corp.                               717,204
    54,150         Banknorth Group, Inc.                            1,223,790
    18,200         City National Corp.                                800,618
    40,200         Colonial BancGroup, Inc.                           479,586
    10,350         Commerce Bancorp, Inc.                             447,016
    48,050         Compass Bancshares, Inc.                         1,502,523
    25,300         First Virginia Banks, Inc.                         941,919
    30,200         FirstMerit Corp.                                   654,132
    19,500         Greater Bay Bancorp                                337,155
    56,300         Hibernia Corp.                                   1,084,338
    24,450         Investors Financial Services Corp.                 669,686
    34,050         M&T Bank Corp.                                   2,701,868
    10,150         Mercantile Bankshares Corp.                        391,689
    76,700         National Commerce Financial Corp.                1,829,295
    16,950         Provident Financial Group, Inc.                    441,209
    15,900   @     Silicon Valley Bancshares                          290,175
    10,700         TCF Financial Corp.                                467,483
     4,800         Westamerica Bancorporation                         192,864
                                                                 ------------
                                                                   16,081,361
                                                                 ------------
                   BEVERAGES: 0.60%
    33,250   @     Constellation Brands, Inc.                         788,357
    55,600         PepsiAmericas, Inc.                                746,708
                                                                 ------------
                                                                    1,535,065
                                                                 ------------
                   BIOTECHNOLOGY: 0.48%
    15,900   @     Charles River Laboratories Intl., Inc.             611,832
    45,000   @     Millennium Pharmaceuticals, Inc.                   357,300
    31,950   @     Protein Design Labs, Inc.                          271,575
                                                                 ------------
                                                                    1,240,707
                                                                 ------------

-----------------------------------------------------------------------------
  Shares                                                            Value
                   BUILDING MATERIALS: 0.23%
     7,250         Martin Marietta Materials, Inc.               $    222,285
    14,700         York Intl. Corp.                                   375,879
                                                                 ------------
                                                                      598,164
                                                                 ------------
                   CHEMICALS: 2.97%
    30,900   @     Airgas, Inc.                                       533,025
    21,350         Albemarle Corp.                                    607,407
    10,100   @     Cabot Microelectronics Corp.                       476,720
    54,350         Crompton Corp.                                     323,382
    20,650   @     Cytec Industries, Inc.                             563,332
    15,650         Ferro Corp.                                        382,329
    13,150   @     FMC Corp.                                          359,258
    10,200         HB Fuller Co.                                      263,976
    41,100         IMC Global, Inc.                                   438,537
    20,100         Lubrizol Corp.                                     613,050
    59,300         Lyondell Chemical Co.                              749,552
     7,050         Minerals Technologies, Inc.                        304,208
    21,200         Olin Corp.                                         329,660
    42,250         RPM Intl., Inc.                                    645,580
    15,400         Schulman (A.), Inc.                                286,594
    17,700         Valspar Corp.                                      781,986
                                                                 ------------
                                                                    7,658,596
                                                                 ------------
                   COAL: 0.30%
    26,450         Peabody Energy Corp.                               773,134
                                                                 ------------
                                                                      773,134
                                                                 ------------
                   COMMERCIAL SERVICES: 3.60%
    15,200         Banta Corp.                                        475,304
    16,600   @     Career Education Corp.                             664,000
    32,633   @     ChoicePoint, Inc.                                1,288,677
    26,450   @     DeVry, Inc.                                        439,334
    11,600   @     Education Management Corp.                         436,160
    36,950   @     First Health Group Corp.                           899,732
    37,300   @     Gartner, Inc.                                      352,485
    19,050         Kelly Services, Inc.                               470,726
    13,150   @     Korn/Ferry Intl.                                    98,362
    28,050         Manpower, Inc.                                     894,795
    52,400   @     MPS Group, Inc.                                    290,296
    26,100   @     Plexus Corp.                                       229,158
     9,700         Rollins, Inc.                                      246,865
    13,200   @     Sylvan Learning Systems, Inc.                      216,480
    36,150   @     United Rentals, Inc.                               388,974
    19,300   @     Valassis Communications, Inc.                      567,999
    58,850         Viad Corp.                                       1,315,298
                                                                 ------------
                                                                    9,274,645
                                                                 ------------
                   COMPUTERS: 4.45%
    49,850   @     Affiliated Computer Services, Inc.               2,624,602
    45,900   @     BISYS Group, Inc.                                  729,810
    76,850   @     Ceridian Corp.                                   1,108,177
    45,550   @     DST Systems, Inc.                                1,619,302
    33,700         Henry (Jack) & Associates                          405,748
    17,700   @     Imation Corp.                                      620,916
     9,900   @     InFocus Corp.                                       60,984
    18,000   @     McData Corp.                                       127,800
    24,300         Reynolds & Reynolds Co.                            618,921
    36,000   @     Sandisk Corp.                                      730,800
    69,250   @     Storage Technology Corp.                         1,483,335
    29,050   @     Synopsys, Inc.                                   1,340,658
                                                                 ------------
                                                                   11,471,053
                                                                 ------------

                 See Accompanying Notes to Financial Statements

ING VP
INDEX PLUS
MIDCAP
PORTFOLIO

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


  Shares                                                            Value
-----------------------------------------------------------------------------
                   DISTRIBUTION/WHOLESALE: 0.31%
    29,550   @     Tech Data Corp.                               $    796,668
                                                                 ------------
                                                                      796,668
                                                                 ------------
                   DIVERSIFIED FINANCIAL SERVICES: 2.10%
    29,900         AG Edwards, Inc.                                   985,504
   106,700   @     AmeriCredit Corp.                                  825,858
   141,600   @     E*TRADE Group, Inc.                                688,176
    17,100   @     Investment Technology Group, Inc.                  382,356
     9,250   @     LaBranche & Co., Inc.                              246,420
    23,750         Legg Mason, Inc.                                 1,152,825
    26,750         Neuberger Berman, Inc.                             895,858
    11,850         Waddell & Reed Financial, Inc.                     233,090
                                                                 ------------
                                                                    5,410,087
                                                                 ------------
                   ELECTRIC: 6.08%
    29,950         Allete, Inc.                                       679,266
    14,300         Alliant Energy Corp.                               236,665
    10,050         Black Hills Corp.                                  266,526
    30,900         Cleco Corp.                                        432,600
    48,600         DPL, Inc.                                          745,524
    23,700         DQE, Inc.                                          361,188
    92,400         Energy East Corp.                                2,041,116
    22,550         Great Plains Energy, Inc.                          515,944
    13,150         Hawaiian Electric Industries                       578,337
    13,950         Idacorp, Inc.                                      346,378
    43,650         MDU Resources Group, Inc.                        1,126,607
    52,800         Northeast Utilities                                800,976
    20,350         NSTAR                                              903,337
    29,000         OGE Energy Corp.                                   510,400
    59,700         Pepco Holdings, Inc.                             1,157,583
    13,800         PNM Resources, Inc.                                328,716
    35,100         Puget Energy, Inc.                                 773,955
    42,450         SCANA Corp.                                      1,314,252
    40,300         Sierra Pacific Resources                           261,950
    33,000         Westar Energy, Inc.                                326,700
    59,350         Wisconsin Energy Corp.                           1,495,620
    12,000         WPS Resources Corp.                                465,840
                                                                 ------------
                                                                   15,669,480
                                                                 ------------
                   ELECTRICAL COMPONENTS & EQUIPMENT: 1.20%
    12,400         Ametek, Inc.                                       477,276
    56,850   @     Energizer Holdings, Inc.                         1,586,115
    29,200         Hubbell, Inc.                                    1,026,088
                                                                 ------------
                                                                    3,089,479
                                                                 ------------
                   ELECTRONICS: 1.54%
    66,700   @     Arrow Electronics, Inc.                            853,093
    79,250   @     Avnet, Inc.                                        858,277
    29,000   @     Gentex Corp.                                       917,560
    31,750   @     Kemet Corp.                                        277,495
    11,400   @     Varian, Inc.                                       327,066
    64,600   @     Vishay Intertechnology, Inc.                       722,228
                                                                 ------------
                                                                    3,955,719
                                                                 ------------
                   ENGINEERING & CONSTRUCTION: 0.42%
    15,300   @     Dycom Industries, Inc.                             202,725
    11,000         Granite Construction, Inc.                         170,500
    20,200   @     Jacobs Engineering Group, Inc.                     719,120
                                                                 ------------
                                                                    1,092,345
                                                                 ------------

-----------------------------------------------------------------------------
  Shares                                                            Value
                   ENTERTAINMENT: 0.75%
    36,700   @     GTECH Holdings Corp.                          $  1,022,462
    18,900         International Speedway Corp.                       704,781
    35,050   @     Six Flags, Inc.                                    200,136
                                                                 ------------
                                                                    1,927,379
                                                                 ------------
                   ENVIRONMENTAL CONTROL: 0.51%
    62,300   @     Republic Services, Inc.                          1,307,054
                                                                 ------------
                                                                    1,307,054
                                                                 ------------
                   FOOD: 3.78%
    34,262   @     Dean Foods Co.                                   1,271,120
    28,500         Dole Food Co.                                      928,530
     5,300         Dreyer's Grand Ice Cream, Inc.                     376,088
    53,300         Hormel Foods Corp.                               1,243,489
    17,900         Interstate Bakeries                                272,975
    19,010         JM Smucker Co.                                     756,788
    52,800         McCormick & Co., Inc.                            1,224,960
    15,600         Ruddick Corp.                                      213,564
    15,400         Sensient Technologies Corp.                        346,038
    16,689         Tootsie Roll Industries, Inc.                      512,019
   133,105         Tyson Foods, Inc.                                1,493,438
    21,000   @     Whole Foods Market, Inc.                         1,107,330
                                                                 ------------
                                                                    9,746,339
                                                                 ------------
                   FOREST PRODUCTS & PAPER: 0.44%
    10,500         Glatfelter                                         138,180
    10,500   @     Longview Fibre Co.                                  75,915
    13,000         Potlatch Corp.                                     310,440
     9,300         Rayonier, Inc.                                     420,825
    16,700         Wausau-Mosinee Paper Corp.                         187,374
                                                                 ------------
                                                                    1,132,734
                                                                 ------------
                   GAS: 0.75%
    26,800         AGL Resources, Inc.                                651,240
    36,200         Oneok, Inc.                                        695,040
    25,500         Vectren Corp.                                      586,500
                                                                 ------------
                                                                    1,932,780
                                                                 ------------
                   HAND/MACHINE TOOLS: 0.07%
     5,400         Kennametal, Inc.                                   186,192
                                                                 ------------
                                                                      186,192
                                                                 ------------
                   HEALTHCARE -- PRODUCTS: 3.88%
    16,200   @     Apogent Technologies, Inc.                         336,960
    31,800         Beckman Coulter, Inc.                              938,736
    61,600   @     Cytyc Corp.                                        628,320
    27,500         Dentsply Intl., Inc.                             1,024,072
    20,600   @     Edwards Lifesciences Corp.                         524,682
    22,800   @     Henry Schein, Inc.                               1,026,000
    23,750         Hillenbrand Industries, Inc.                     1,147,362
    25,800   @     Patterson Dental Co.                             1,128,492
    34,900   @     Steris Corp.                                       846,325
    44,550   @     Varian Medical Systems, Inc.                     2,209,680
    19,400   @     Visx, Inc.                                         185,852
                                                                 ------------
                                                                    9,996,481
                                                                 ------------

                 See Accompanying Notes to Financial Statements

ING VP
INDEX PLUS
MIDCAP
PORTFOLIO

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


  Shares                                                            Value
-----------------------------------------------------------------------------
                   HEALTHCARE -- SERVICES: 3.49%
    18,900   @     Apria Healthcare Group, Inc.                  $    420,336
    21,300   @     Covance, Inc.                                      523,767
    80,000   @     Health Net, Inc.                                 2,112,000
    15,150   @     LifePoint Hospitals, Inc.                          453,455
    40,500   @     Lincare Holdings, Inc.                           1,280,610
    54,250   @     Oxford Health Plans                              1,977,413
    13,750   @     Pacificare Health Systems                          386,375
    28,350   @     Triad Hospitals, Inc.                              845,681
    21,800   @     Universal Health Services, Inc.                    983,180
                                                                 ------------
                                                                    8,982,817
                                                                 ------------
                   HOME BUILDERS: 0.65%
    22,350         DR Horton, Inc.                                    387,772
    25,050         Lennar Corp.                                     1,292,580
                                                                 ------------
                                                                    1,680,352
                                                                 ------------
                   HOME FURNISHINGS: 0.19%
    20,450   @     Furniture Brands Intl., Inc.                       487,732
                                                                 ------------
                                                                      487,732
                                                                 ------------
                   HOUSEHOLD PRODUCTS/WARES: 1.17%
    27,700         Blyth, Inc.                                        741,252
    15,000         Church & Dwight, Inc.                              456,450
    60,750         Dial Corp.                                       1,237,477
    26,950         Wallace Computer Services, Inc.                    579,695
                                                                 ------------
                                                                    3,014,874
                                                                 ------------
                   INSURANCE: 5.02%
    19,950   @     Allmerica Financial Corp.                          201,495
    44,750         American Financial Group, Inc.                   1,032,382
    19,250         AmerUs Group Co.                                   544,197
    12,900         Arthur J Gallagher & Co.                           379,002
    19,400   @@    Everest Re Group Ltd.                            1,072,820
    61,440         Fidelity National Financial, Inc.                2,017,075
    22,650         HCC Insurance Holdings, Inc.                       557,190
    13,200         Horace Mann Educators Corp.                        202,356
    20,450         Leucadia National Corp.                            762,990
     6,300         Mony Group, Inc.                                   150,822
    78,250         Old Republic Intl. Corp.                         2,191,000
    33,500         PMI Group, Inc.                                  1,006,340
    34,450         Protective Life Corp.                              948,064
    35,950         Radian Group, Inc.                               1,335,543
    11,000         Stancorp Financial Group, Inc.                     537,350
                                                                 ------------
                                                                   12,938,626
                                                                 ------------
                   INTERNET: 2.54%
    18,900   @     Avocent Corp.                                      419,958
    25,400   @     Checkfree Corp.                                    406,425
    37,050   @     IndyMac Bancorp, Inc.                              685,055
    16,650   @     Internet Security Systems                          305,195
    23,100   @     Macromedia, Inc.                                   246,015
    55,550   @     Network Associates, Inc.                           893,800
    21,800   @     Overture Services, Inc.                            595,358
    73,750   @     Symantec Corp.                                   2,987,613
                                                                 ------------
                                                                    6,539,419
                                                                 ------------
                   IRON/STEEL: 0.23%
    61,100   @     AK Steel Holding Corp.                             488,800
     7,400         Carpenter Technology                                92,130
                                                                 ------------
                                                                      580,930
                                                                 ------------
                   LEISURE TIME: 0.14%
    27,400         Callaway Golf Co.                                  363,050
                                                                 ------------
                                                                      363,050
                                                                 ------------

-----------------------------------------------------------------------------
  Shares                                                            Value
                   LODGING: 0.79%
    26,000   @     Mandalay Resort Group                         $    795,860
   147,650   @     Park Place Entertainment Corp.                   1,240,260
                                                                 ------------
                                                                    2,036,120
                                                                 ------------
                   MACHINERY -- DIVERSIFIED: 0.67%
    11,300   @     AGCO Corp.                                         249,730
    21,664         Albany Intl. Corp.                                 447,578
    19,050   @     Flowserve Corp.                                    281,749
    16,900         Nordson Corp.                                      419,627
     7,400         Tecumseh Products Co.                              326,562
                                                                 ------------
                                                                    1,725,246
                                                                 ------------
                   MEDIA: 3.52%
    43,450         Belo Corp.                                         926,354
    17,500   @     Emmis Communications Corp.                         364,525
    19,550   @     Entercom Communications Corp.                      917,286
    44,500   @     Hispanic Broadcasting Corp.                        914,475
    15,800         Lee Enterprises, Inc.                              529,616
     8,950         Media General, Inc.                                536,553
    34,100         Reader's Digest Association, Inc.                  514,910
     5,800   @     Scholastic Corp.                                   208,510
     3,600         Washington Post                                  2,656,800
    39,800   @     Westwood One, Inc.                               1,486,928
                                                                 ------------
                                                                    9,055,957
                                                                 ------------
                   METAL FABRICATE/HARDWARE: 0.31%
    16,200         Kaydon Corp.                                       343,602
    18,900         Precision Castparts Corp.                          458,325
                                                                 ------------
                                                                      801,927
                                                                 ------------
                   MISCELLANEOUS MANUFACTURING: 1.96%
    17,800         Carlisle Cos., Inc.                                736,564
    16,000         Donaldson Co., Inc.                                576,000
    13,000         Harsco Corp.                                       414,570
    14,150         Lancaster Colony Corp.                             552,982
    16,300         Pentair, Inc.                                      563,165
    26,600         Pittston Brink's Group                             491,568
    29,650   @     SPX Corp.                                        1,110,393
    14,000         Teleflex, Inc.                                     600,460
                                                                 ------------
                                                                    5,045,702
                                                                 ------------
                   OFFICE FURNISHINGS: 0.43%
    27,650         Herman Miller, Inc.                                508,760
    21,000         HON Industries, Inc.                               593,880
                                                                 ------------
                                                                    1,102,640
                                                                 ------------
                   OIL & GAS: 3.94%
    62,850         ENSCO Intl., Inc.                                1,850,932
    19,800   @     Forest Oil Corp.                                   547,470
     7,950         Helmerich & Payne, Inc.                            221,884
    23,350         Noble Energy, Inc.                                 876,793
    73,200         Ocean Energy, Inc.                               1,461,804
    32,300   @     Patterson-UTI Energy, Inc.                         974,491
    18,850   @     Pioneer Natural Resources Co.                      475,963
    56,750   @     Pride Intl., Inc.                                  845,575
    44,800         Valero Energy Corp.                              1,654,912
    50,400         XTO Energy, Inc.                                 1,244,880
                                                                 ------------
                                                                   10,154,704
                                                                 ------------

                 See Accompanying Notes to Financial Statements

ING VP
INDEX PLUS
MIDCAP
PORTFOLIO

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


  Shares                                                            Value
-----------------------------------------------------------------------------
                   OIL & GAS SERVICES: 2.69%
    29,350   @     Cooper Cameron Corp.                          $  1,462,217
    27,600   @     FMC Technologies, Inc.                             563,868
    46,500   @     Grant Prideco, Inc.                                541,260
    31,800   @     National-Oilwell, Inc.                             694,512
    42,600   @     Smith Intl., Inc.                                1,389,612
    24,300         Tidewater, Inc.                                    755,730
    38,450   @     Varco Intl., Inc.                                  669,030
    21,100  @,@@   Weatherford Intl. Ltd.                             842,523
                                                                 ------------
                                                                    6,918,752
                                                                 ------------
                   PACKAGING & CONTAINERS: 0.61%
    38,650   @     Packaging Corp. of America                         704,976
    37,230         Sonoco Products Co.                                853,684
                                                                 ------------
                                                                    1,558,660
                                                                 ------------
                   PHARMACEUTICALS: 3.64%
    35,950   @     AdvancePCS                                         798,449
    15,550   @     Barr Laboratories, Inc.                          1,012,149
    49,400   @     Express Scripts, Inc.                            2,373,176
    30,150   @     Gilead Sciences, Inc.                            1,025,100
    37,100         ICN Pharmaceuticals, Inc.                          404,761
    47,250         Mylan Laboratories                               1,649,025
    34,600         Omnicare, Inc.                                     824,518
    37,600   @     Perrigo Co.                                        456,840
    41,000   @     SICOR, Inc.                                        649,850
    12,050   @     Vertex Pharmaceuticals, Inc.                       190,993
                                                                 ------------
                                                                    9,384,861
                                                                 ------------
                   PIPELINES: 0.88%
    22,900         Equitable Resources, Inc.                          802,416
    30,850         National Fuel Gas Co.                              639,521
    29,350         Questar Corp.                                      816,517
                                                                 ------------
                                                                    2,258,454
                                                                 ------------
                   REITS: 0.76%
    21,800         Hospitality Properties Trust                       767,360
    28,500         Liberty Property Trust                             910,290
    15,050         New Plan Excel Realty Trust                        287,305
                                                                 ------------
                                                                    1,964,955
                                                                 ------------
                   RETAIL: 7.42%
    63,300   @     Abercrombie & Fitch Co.                          1,295,118
    36,400   @     American Eagle Outfitters                          501,592
    24,650   @     Barnes & Noble, Inc.                               445,425
    11,800         BOB Evans Farms                                    275,530
    27,900   @     Borders Group, Inc.                                449,190
    36,250   @     Brinker Intl., Inc.                              1,169,062
    15,950   @     Carmax, Inc.                                       285,186
    17,800         CBRL Group, Inc.                                   536,314
    31,200   @     CDW Computer Centers, Inc.                       1,368,120
    17,500   @     Cheesecake Factory                                 632,625
    30,900         Claire's Stores, Inc.                              681,963
    17,550   @     Dollar Tree Stores, Inc.                           431,203
    14,600         Longs Drug Stores Corp.                            302,804
    24,700   @     Michaels Stores, Inc.                              773,110
    16,000   @     Neiman-Marcus Group, Inc.                          486,240
    28,600         Outback Steakhouse, Inc.                           984,984
     5,900   @     Papa John's Intl., Inc.                            164,492
    15,200   @     Payless Shoesource, Inc.                           782,344
    86,150   @     Petsmart, Inc.                                   1,475,750
    48,150         Pier 1 Imports, Inc.                               911,480
    50,400         Ross Stores, Inc.                                2,136,456
    86,900   @     Saks, Inc.                                       1,020,206
    74,150   @     Williams-Sonoma, Inc.                            2,013,173
                                                                 ------------
                                                                   19,122,367
                                                                 ------------

-----------------------------------------------------------------------------
  Shares                                                            Value
                   SAVINGS & LOANS: 3.51%
    31,150         Astoria Financial Corp.                       $    845,722
    63,350         Greenpoint Financial Corp.                       2,862,153
    28,400         Independence Community Bank                        720,792
    40,950         New York Community Bancorp, Inc.                 1,182,636
    28,100         Roslyn Bancorp, Inc.                               506,643
   135,400         Sovereign Bancorp, Inc.                          1,902,370
    28,950         Webster Financial Corp.                          1,007,460
                                                                 ------------
                                                                    9,027,776
                                                                 ------------
                   SEMICONDUCTORS: 2.09%
    31,350   @     Cree, Inc.                                         512,572
    45,250   @     Fairchild Semiconductor Intl., Inc.                484,627
    38,300   @     Integrated Device Technology, Inc.                 320,571
    27,300   @     International Rectifier Corp.                      503,958
    20,600   @     Intersil Corp.                                     287,164
    19,400   @     Lam Research Corp.                                 209,520
    43,600   @     Lattice Semiconductor Corp.                        382,372
    39,750   @     Micrel, Inc.                                       356,955
    76,650         Microchip Technology, Inc.                       1,874,093
    24,000   @     Semtech Corp.                                      262,080
    46,100   @     Triquint Semiconductor, Inc.                       195,464
                                                                 ------------
                                                                    5,389,376
                                                                 ------------
                   SOFTWARE: 1.77%
    23,600   @     Activision, Inc.                                   344,324
    34,800   @     Acxiom Corp.                                       535,224
     5,300   @     Advent Software, Inc.                               72,239
    25,200   @     Certegy, Inc.                                      618,660
    17,700   @     CSG Systems Intl.                                  241,605
    25,900   @     Dun & Bradstreet Corp.                             893,291
    21,500   @     Keane, Inc.                                        193,285
    19,200   @     National Instruments Corp.                         623,808
    16,450         SEI Investments Co.                                447,111
    37,450   @     Sybase, Inc.                                       501,830
    13,900   @     Transaction Systems Architects, Inc.                90,350
                                                                 ------------
                                                                    4,561,727
                                                                 ------------
                   TELECOMMUNICATIONS: 2.16%
   135,150   @     3Com Corp.                                         625,745
    14,200   @     Adtran, Inc.                                       467,180
    42,650   @     Advanced Fibre Communication                       711,402
    21,500   @     CommScope, Inc.                                    169,850
    33,250         Harris Corp.                                       874,475
    14,800   @     Newport Corp.                                      185,888
     6,800   @     Plantronics, Inc.                                  102,884
    38,350   @     Polycom, Inc.                                      365,092
    33,300   @     Powerwave Technologies, Inc.                       179,820
    23,100   @     Price Communications Corp.                         319,473
    63,900   @     RF Micro Devices, Inc.                             468,387
    23,400         Telephone & Data Systems, Inc.                   1,100,268
                                                                 ------------
                                                                    5,570,464
                                                                 ------------
                   TEXTILES: 0.56%
    25,550   @     Mohawk Industries, Inc.                          1,455,073
                                                                 ------------
                                                                    1,455,073
                                                                 ------------
                   TRANSPORTATION: 1.55%
    23,700         Airborne, Inc.                                     351,471
     5,600         Alexander & Baldwin, Inc.                          144,424
    30,450         CH Robinson Worldwide, Inc.                        950,040

                 See Accompanying Notes to Financial Statements

ING VP
INDEX PLUS
MIDCAP
PORTFOLIO

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


  Shares                                                            Value
-----------------------------------------------------------------------------
                   TRANSPORTATION (CONTINUED)
    16,500         CNF, Inc.                                     $    548,460
    17,550   @     EGL, Inc.                                          250,087
    38,650         Expeditors Intl. Washington, Inc.                1,261,922
    12,500         Overseas Shipholding Group                         223,750
    12,600   @     Swift Transportation Co., Inc.                     252,227
                                                                 ------------
                                                                    3,982,381
                                                                 ------------
                   TRUCKING & LEASING: 0.17%
    19,100         GATX Corp.                                         435,862
                                                                 ------------
                                                                      435,862
                                                                 ------------
                   Total Common Stock
                    (Cost $267,549,271)                           249,583,305
                                                                 ------------
WARRANTS: 0.00%
                   SAVINGS & LOANS: 0.00%
    14,200   @     Dime Bancorp, Inc.                                   1,718
                                                                 ------------
                   Total Warrants
                    (Cost $4,411)                                       1,718
                                                                 ------------
                   Total Long-Term Investments
                    (Cost $267,553,682)                           249,585,023
                                                                 ------------
Principal
  Amount                                                            Value
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 3.42%
            REPURCHASE AGREEMENT: 3.42%
$8,811,000  State Street Repurchase Agreement dated 12/31/02,
            1.200% due 01/02/03, 8,811,587 to be received upon
            repurchase (Collateralized by $6,065,000 U.S.
            Treasury Bonds, 8.500% Market Value $8,989,464 due
            02/15/20)                                            $  8,811,000
                                                                 ------------
            Total Short-Term Investments
              (Cost $8,811,000)                                     8,811,000
                                                                 ------------

                        TOTAL INVESTMENTS IN SECURITIES             100.31%  $258,396,023
                         (COST $276,364,682)*
                        OTHER ASSETS AND LIABILITIES-NET             -0.31%      (804,524)
                                                                    -------  ------------
                        NET ASSETS                                  100.00%  $257,591,499
                                                                    =======  ============

 @    Non-income producing security
 @@   Foreign Issuer
 *    Cost for federal income tax purposes is $289,246,349. Net
      unrealized depreciation consists of:

                        Gross Unrealized Appreciation                              $  7,525,249
                        Gross Unrealized Depreciation                               (38,375,575)
                                                                                   ------------
                        Net Unrealized Depreciation                                $(30,850,326)
                                                                                   ============

                 See Accompanying Notes to Financial Statements

ING VP
INDEX PLUS
SMALL CAP
PORTFOLIO

                PORTFOLIO OF INVESTMENTS as of December 31, 2002
--------------------------------------------------------------------------------


       Shares                                                                 Value
---------------------------------------------------------------------------------------
COMMON STOCK: 98.88%
                               ADVERTISING: 0.20%
                5,450    @     Advo, Inc.                                  $   178,923
                                                                           -----------
                                                                               178,923
                                                                           -----------
                               AEROSPACE/DEFENSE: 2.27%
                6,800          AAR Corp.                                        35,020
               10,550    @     Alliant Techsystems, Inc.                       657,792
                7,900    @     Armor Holdings, Inc.                            108,783
                9,700    @     BE Aerospace, Inc.                               35,308
                3,750          Curtiss-Wright Corp.                            239,325
                6,050    @     DRS Technologies, Inc.                          189,546
                5,200          EDO Corp.                                       108,056
                4,050          Engineered Support Systems, Inc.                148,473
                5,500    @     Esterline Technologies Corp.                     97,185
                8,500          GenCorp, Inc.                                    67,320
                4,500          Kaman Corp.                                      49,500
               11,700    @     Teledyne Technologies, Inc.                     183,456
                4,150    @     Triumph Group, Inc.                             132,551
                                                                           -----------
                                                                             2,052,315
                                                                           -----------
                               AGRICULTURE: 0.34%
               11,350          Delta & Pine Land Co.                           231,653
               12,100          DIMON, Inc.                                      72,600
                                                                           -----------
                                                                               304,253
                                                                           -----------
                               AIRLINES: 0.49%
               12,050    @     Atlantic Coast Airlines Holdings, Inc.          144,961
                6,350    @     Frontier Airlines, Inc.                          42,926
                8,100    @     Mesa Air Group, Inc.                             32,967
                3,700    @     Midwest Express Holdings, Inc.                   19,795
               15,600          Skywest, Inc.                                   203,892
                                                                           -----------
                                                                               444,541
                                                                           -----------
                               APPAREL: 1.68%
                2,100    @     Ashworth, Inc.                                   13,440
                7,350    @     Gymboree Corp.                                  116,571
                1,400          Haggar Corp.                                     17,626
                8,700          Kellwood Co.                                    226,200
                4,800          K-Swiss, Inc.                                   104,208
               11,150    @     Nautica Enterprises, Inc.                       123,877
                3,300          Oshkosh B'Gosh, Inc.                             92,565
                1,600          Oxford Industries, Inc.                          41,040
                9,750          Phillips-Van Heusen                             112,710
                8,650    @     Quiksilver, Inc.                                230,609
               11,050          Russell Corp.                                   184,977
               14,050          Stride Rite Corp.                               100,739
               10,300          Wolverine World Wide, Inc.                      155,633
                                                                           -----------
                                                                             1,520,195
                                                                           -----------
                               AUTO MANUFACTURERS: 0.47%
                6,150          Oshkosh Truck Corp.                             378,225
                5,950    @     Wabash National Corp.                            49,861
                                                                           -----------
                                                                               428,086
                                                                           -----------
                               AUTO PARTS & EQUIPMENT: 0.15%
                4,700          Standard Motor Products, Inc.                    61,100
               16,400    @     Tower Automotive, Inc.                           73,800
                                                                           -----------
                                                                               134,900
                                                                           -----------
                               BANKS: 5.43%
                4,450          Boston Private Financial Holdings, Inc.          88,377
                8,750          Chittenden Corp.                                222,950
                8,800          Community First Bankshares, Inc.                232,848
               13,650          Cullen/Frost Bankers, Inc.                      446,355

       Shares                                                                 Value
---------------------------------------------------------------------------------------
                6,250          East-West Bancorp, Inc.                     $   225,500
               10,800          First Bancorp Puerto Rico                       244,080
                9,662          First Midwest Bancorp, Inc.                     258,072
                5,250    @     First Republic Bank                             104,947
               21,900          Fremont General Corp.                            98,331
                2,900          GBC Bancorp                                      56,144
               12,600          Hudson United Bancorp                           391,860
                7,250          Irwin Financial Corp.                           119,625
                6,839          Provident Bankshares Corp.                      158,056
                7,600          Riggs National Corp.                            117,724
               11,800          South Financial Group, Inc.                     243,788
                9,450    @     Southwest Bancorp of Texas, Inc.                272,255
               12,150          Sterling Bancshares, Inc.                       148,473
               10,800          Susquehanna Bancshares, Inc.                    225,083
               19,848          Trustco Bank Corp. NY                           213,961
                5,700          UCBH Holdings, Inc.                             241,965
               11,600          United Bankshares, Inc.                         337,108
               10,775          Whitney Holding Corp.                           359,131
                3,500          Wintrust Financial Corp.                        109,620
                                                                           -----------
                                                                             4,916,253
                                                                           -----------
                               BEVERAGES: 0.18%
                2,600          Coca-Cola Bottling Co.                          167,726
                                                                           -----------
                                                                               167,726
                                                                           -----------
                               BIOTECHNOLOGY: 0.57%
                7,050          Cambrex Corp.                                   212,980
                4,500    @     CryoLife, Inc.                                   30,735
                5,900    @     Enzo Biochem, Inc.                               82,600
               10,100    @     Regeneron Pharmaceuticals, Inc.                 186,951
                                                                           -----------
                                                                               513,266
                                                                           -----------
                               BUILDING MATERIALS: 1.25%
                7,200          Apogee Enterprises, Inc.                         64,447
                2,450          Butler Manufacturing Co.                         47,407
                3,850          ElkCorp                                          66,605
                7,450          Florida Rock Industries, Inc.                   283,472
               17,452          Lennox Intl., Inc.                              219,023
                6,550    @     Simpson Manufacturing Co., Inc.                 215,495
                5,400          Texas Industries, Inc.                          131,220
                4,750          Universal Forest Products, Inc.                 101,275
                                                                           -----------
                                                                             1,128,944
                                                                           -----------
                               CHEMICALS: 1.00%
                5,800          Arch Chemicals, Inc.                            105,850
                9,000          Georgia Gulf Corp.                              208,260
                8,500          MacDermid, Inc.                                 194,225
                7,650          OM Group, Inc.                                   52,632
               17,350    @     Omnova Solutions, Inc.                           69,921
                2,500          Penford Corp.                                    35,225
               18,650          PolyOne Corp.                                    73,108
                2,000          Quaker Chemical Corp.                            46,400
                8,950          Wellman, Inc.                                   120,736
                                                                           -----------
                                                                               906,357
                                                                           -----------
                               COAL: 0.16%
               15,250          Massey Energy Co.                               148,230
                                                                           -----------
                                                                               148,230
                                                                           -----------
                               COMMERCIAL SERVICES: 5.04%
                5,600          Aaron Rents, Inc.                               122,528
               15,400          ABM Industries, Inc.                            238,700
                6,200    @     Administaff, Inc.                                37,200
                8,250    @     Arbitron, Inc.                                  276,375
                8,850          Bowne & Co., Inc.                               105,757
                6,700    @     CDI Corp.                                       180,766

                 See Accompanying Notes to Financial Statements

ING VP
INDEX PLUS
SMALL CAP
PORTFOLIO

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                                 Value
---------------------------------------------------------------------------------------
                               COMMERCIAL SERVICES (CONTINUED)
                9,900          Central Parking Corp.                       $   186,714
                2,600          Chemed Corp.                                     91,910
                3,700    @     Consolidated Graphics, Inc.                      82,325
               11,650    @     Corinthian Colleges, Inc.                       441,069
                3,200          CPI Corp.                                        46,368
                3,700    @     Hall Kinion & Associates, Inc.                   20,687
                4,450    @     Heidrick & Struggles, Inc.                       65,281
               19,000          Hooper Holmes, Inc.                             116,660
                3,000    @     Insurance Auto Auctions, Inc.                    49,770
               13,800    @     ITT Educational Services, Inc.                  324,990
               10,750    @     Kroll, Inc.                                     205,110
               13,400    @     Labor Ready, Inc.                                86,028
                5,750    @     MAXIMUS, Inc.                                   150,075
                3,600    @     Memberworks, Inc.                                64,728
                4,450    @     Midas, Inc.                                      28,614
                5,450    @     NCO Group, Inc.                                  86,928
                6,200    @     On Assignment, Inc.                              52,824
                7,550    @     Parexel Intl. Corp.                              82,975
               19,900    @     Pharmaceutical Product Development, Inc.        582,473
                5,450    @     Pre-Paid Legal Services, Inc.                   142,790
               16,700    @     PRG-Schultz Intl., Inc.                         148,630
                4,300    @     Sourcecorp                                       79,937
               11,800    @     Spherion Corp.                                   79,060
                4,150    @     Startek, Inc.                                   114,540
                4,900    @     Volt Information Sciences, Inc.                  83,790
                8,700    @     Watson Wyatt & Co. Holdings                     189,225
                                                                           -----------
                                                                             4,564,827
                                                                           -----------
                               COMPUTERS: 2.08%
                5,100    @     Brooktrout, Inc.                                 27,030
                7,900    @     CACI Intl., Inc.                                281,556
                6,800    @     Carreker Corp.                                   30,804
                3,750    @     Catapult Communications Corp.                    44,812
               18,850    @     Ciber, Inc.                                      97,077
                9,400          Factset Research Systems, Inc.                  265,738
                6,700    @     Hutchinson Technology, Inc.                     138,690
                5,375    @     Kronos, Inc.                                    198,821
                7,950    @     Manhattan Associates, Inc.                      188,097
                6,400    @     Mercury Computer Systems, Inc.                  195,328
                4,450    @     Micros Systems, Inc.                             99,769
                7,300    @     Radiant Systems, Inc.                            70,299
                4,300    @     Radisys Corp.                                    34,314
                9,000    @     Rainbow Technologies, Inc.                       64,530
                4,350    @     SCM Microsystems, Inc.                           18,488
                9,050    @     Systems & Computer Technology Corp.              77,830
                3,600          Talx Corp.                                       46,512
                                                                           -----------
                                                                             1,879,695
                                                                           -----------
                               DISTRIBUTION/WHOLESALE: 1.19%
                4,200          Advanced Marketing Services                      61,740
                5,700    @     Bell Microproducts, Inc.                         31,578
                5,400          Building Material Holding Corp.                  77,220
                6,650          Hughes Supply, Inc.                             181,678
                9,150          Owens & Minor, Inc.                             150,243
                6,375    @     SCP Pool Corp.                                  186,150
                8,800    @     United Stationers, Inc.                         253,449
                8,000          Watsco, Inc.                                    131,040
                                                                           -----------
                                                                             1,073,098
                                                                           -----------
                               DIVERSIFIED FINANCIAL SERVICES: 1.21%
                4,700    @     Financial Federal Corp.                         118,111
                7,450          Jefferies Group, Inc.                           312,677
                8,550          New Century Financial Corp.                     217,085

       Shares                                                                 Value
---------------------------------------------------------------------------------------
               13,050          Raymond James Financial, Inc.               $   386,019
                4,650          SWS Group, Inc.                                  63,054
                                                                           -----------
                                                                             1,096,946
                                                                           -----------
                               ELECTRIC: 1.02%
               13,100          Avista Corp.                                    151,436
                2,900          Central Vermont Public Service Corp.             53,012
                4,450          CH Energy Group, Inc.                           207,503
               14,550    @     El Paso Electric Co.                            160,050
                1,400          Green Mountain Power Corp.                       29,358
                4,350          UIL Holdings Corp.                              151,685
                9,600          Unisource Energy Corp.                          165,984
                                                                           -----------
                                                                               919,028
                                                                           -----------
                               ELECTRICAL COMPONENTS & EQUIPMENT: 0.61%
                7,800    @     Advanced Energy Industries, Inc.                 99,216
               14,450    @     Artesyn Technologies, Inc.                       55,488
                6,700          Belden, Inc.                                    101,974
                6,700          C&D Technologies, Inc.                          118,389
                4,500    @     Intermagnetics General Corp.                     88,380
               10,750    @     Vicor Corp.                                      88,698
                                                                           -----------
                                                                               552,145
                                                                           -----------
                               ELECTRONICS: 3.83%
                4,650          Analogic Corp.                                  233,839
                3,050          BEI Technologies, Inc.                           34,129
                3,200          Bel Fuse, Inc.                                   64,480
                9,000    @     Benchmark Electronics, Inc.                     257,940
                5,000          Brady Corp.                                     166,750
                9,350    @     Checkpoint Systems, Inc.                         96,679
                8,350    @     Coherent, Inc.                                  166,582
                8,200          CTS Corp.                                        63,550
                9,850    @     Cymer, Inc.                                     317,662
                5,800    @     Dionex Corp.                                    172,318
                8,000    @     Electro Scientific Industries, Inc.             160,000
                4,750    @     Flir Systems, Inc.                              231,800
                5,750    @     Itron, Inc.                                     110,227
                4,100          Keithley Instruments, Inc.                       51,250
               10,800          Methode Electronics                             118,476
                5,500          Park Electrochemical Corp.                      105,600
               10,450    @     Paxar Corp.                                     154,138
                3,650    @     Photon Dynamics, Inc.                            83,220
               11,200          Pioneer Standard Electronics                    102,816
                4,000    @     Planar Systems, Inc.                             82,520
                4,200    @     Rogers Corp.                                     93,450
                3,450    @     SBS Technologies, Inc.                           31,602
               11,200          Technitrol, Inc.                                180,768
                8,250    @     Trimble Navigation Ltd.                         103,043
                7,750          Watts Industries, Inc.                          121,985
                3,000          Woodward Governor Co.                           130,500
                5,000          X-Rite, Inc.                                     34,950
                                                                           -----------
                                                                             3,470,274
                                                                           -----------
                               ENGINEERING & CONSTRUCTION: 0.51%
                3,900    @     EMCOR Group, Inc.                               206,739
                7,450    @     Insituform Technologies, Inc.                   127,022
                8,850    @     URS Corp.                                       125,936
                                                                           -----------
                                                                               459,697
                                                                           -----------
                               ENTERTAINMENT: 0.32%
                7,850    @     Argosy Gaming Co.                               148,600
                8,000    @     Pinnacle Entertainment, Inc.                     55,440
                4,700    @     Shuffle Master, Inc.                             89,817
                                                                           -----------
                                                                               293,857
                                                                           -----------

                 See Accompanying Notes to Financial Statements

ING VP
INDEX PLUS
SMALL CAP
PORTFOLIO

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                                 Value
---------------------------------------------------------------------------------------
                               ENVIRONMENTAL CONTROL: 0.65%
                3,700    @     Imco Recycling, Inc.                        $    30,081
                3,650    @     Ionics, Inc.                                     83,220
               14,731    @     Tetra Tech, Inc.                                179,718
                7,600    @     Waste Connections, Inc.                         293,436
                                                                           -----------
                                                                               586,455
                                                                           -----------
                               FOOD: 1.94%
                3,950    @     American Italian Pasta Co.                      142,121
               10,350          Corn Products Intl., Inc.                       311,845
               11,800          Fleming Cos., Inc.                               77,526
               11,350    @     Great Atlantic & Pacific Tea Co.                 91,481
                7,750    @     Hain Celestial Group, Inc.                      117,800
                5,450    @     International Multifoods Corp.                  115,485
                2,350    @     J&J Snack Foods Corp.                            83,918
                8,650          Lance, Inc.                                     102,407
                1,550          Nash Finch Co.                                   11,982
               10,700    @     Performance Food Group Co.                      363,361
                9,250    @     Ralcorp Holdings, Inc.                          232,545
                4,200    @     United Natural Foods, Inc.                      106,470
                                                                           -----------
                                                                             1,756,941
                                                                           -----------
                               FOREST PRODUCTS & PAPER: 0.54%
               10,100    @     Buckeye Technologies, Inc.                       62,115
                7,600    @     Caraustar Industries, Inc.                       72,048
                2,950          Deltic Timber Corp.                              78,765
                3,800          Pope & Talbot, Inc.                              54,188
                9,050          Rock-Tenn Co.                                   121,994
                4,000          Schweitzer-Mauduit Intl., Inc.                   98,000
                                                                           -----------
                                                                               487,110
                                                                           -----------
                               GAS: 2.70%
               12,850          Atmos Energy Corp.                              299,662
                3,100          Cascade Natural Gas Corp.                        62,000
               10,650          Energen Corp.                                   309,915
                5,200          Laclede Group, Inc.                             125,840
                5,750          New Jersey Resources Corp.                      181,643
                6,800          Northwest Natural Gas Co.                       184,008
               13,400          Northwestern Corp.                               68,072
                5,600          NUI Corp.                                        96,656
                8,850          Piedmont Natural Gas Co.                        312,848
               15,945    @     Southern Union Co.                              263,093
               10,350          Southwest Gas Corp.                             242,708
                7,900          UGI Corp.                                       295,381
                                                                           -----------
                                                                             2,441,826
                                                                           -----------
                               HAND/MACHINE TOOLS: 0.41%
                9,450          Baldor Electric Co.                             186,637
                8,100          Milacron, Inc.                                   48,195
                6,600          Regal-Beloit Corp.                              136,620
                                                                           -----------
                                                                               371,452
                                                                           -----------
                               HEALTHCARE -- PRODUCTS: 4.36%
                8,450    @     Advanced Medical Optics, Inc.                   101,146
                4,800    @     Arthrocare Corp.                                 47,280
                3,800    @     Biosite, Inc.                                   129,276
                7,550    @     Conmed Corp.                                    147,904
                8,800          Cooper Cos., Inc.                               220,176
                3,100          Datascope Corp.                                  76,883
                8,200          Diagnostic Products Corp.                       316,684
                5,200    @     Haemonetics Corp.                               111,592
                5,900    @     Hologic, Inc.                                    72,039
                3,950    @     ICU Medical, Inc.                               147,335
               10,550    @     Idexx Laboratories, Inc.                        351,315
                5,750    @     Inamed Corp.                                    177,100
                8,400          Invacare Corp.                                  279,720

       Shares                                                                 Value
---------------------------------------------------------------------------------------
                6,650          Mentor Corp.                                $   256,025
                5,000    @     Osteotech, Inc.                                  32,200
                2,600    @     PolyMedica Corp.                                 80,184
                7,350    @     Resmed, Inc.                                    224,690
                9,300    @     Respironics, Inc.                               283,008
                7,400    @     Sola Intl., Inc.                                 96,200
                3,550    @     SurModics, Inc.                                 101,814
               10,950    @     Sybron Dental Specialties, Inc.                 163,155
               11,400    @     Techne Corp.                                    325,675
                6,800    @     Viasys Healthcare, Inc.                         101,252
                3,500          Vital Signs, Inc.                               104,580
                                                                           -----------
                                                                             3,947,233
                                                                           -----------
                               HEALTHCARE -- SERVICES: 3.94%
                7,550    @     AMERIGROUP Corp.                                228,840
                6,250    @     Ameripath, Inc.                                 134,375
                5,700    @     Amsurg Corp.                                    116,451
               21,550    @     Coventry Health Care, Inc.                      625,596
                2,800    @     Curative Health Services, Inc.                   48,300
                3,500    @     Dianon Systems, Inc.                            166,985
                3,300    @     Impath, Inc.                                     65,076
               17,100    @     Mid Atlantic Medical Services                   554,040
               15,450    @     Orthodontic Centers of America                  168,560
                7,100    @     Pediatrix Medical Group, Inc.                   284,426
               14,700    @     Province Healthcare Co.                         143,031
                5,150    @     RehabCare Group, Inc.                            98,262
               13,300    @     Renal Care Group, Inc.                          420,812
               10,150    @     Sierra Health Services                          121,902
                6,350    @     Sunrise Assisted Living, Inc.                   158,052
               26,850    @     US Oncology, Inc.                               232,790
                                                                           -----------
                                                                             3,567,498
                                                                           -----------
                               HOME BUILDERS: 2.40%
                3,700          Coachmen Industries, Inc.                        58,460
                9,650    @     Fleetwood Enterprises, Inc.                      75,752
                5,950          MDC Holdings, Inc.                              227,647
                5,950    @     Monaco Coach Corp.                               98,473
                2,100    @     NVR, Inc.                                       683,550
                7,150          Ryland Group, Inc.                              238,453
                2,100          Skyline Corp.                                    61,950
                8,850          Standard-Pacific Corp.                          219,038
               15,550    @     Toll Brothers, Inc.                             314,110
                4,900          Winnebago Industries                            192,227
                                                                           -----------
                                                                             2,169,660
                                                                           -----------
                               HOME FURNISHINGS: 1.54%
                6,100    @     Applica, Inc.                                    30,500
                3,000          Bassett Furniture Industries, Inc.               42,960
               10,750          Ethan Allen Interiors, Inc.                     369,477
                8,800          Harman Intl. Industries, Inc.                   523,600
               15,600          La-Z-Boy, Inc.                                  374,088
                3,450    @     Royal Appliance Manufacturing Co.                25,082
                2,700    @     Salton, Inc.                                     25,974
                                                                           -----------
                                                                             1,391,681
                                                                           -----------
                               HOUSEHOLD PRODUCTS/WARES: 1.62%
               12,900    @     Fossil, Inc.                                    262,386
                7,750          Harland (John H.) Co.                           171,507
                4,300          New England Business Svc, Inc.                  104,920
                5,450          Russ Berrie & Co., Inc.                         184,101
                9,050    @     Scotts Co.                                      443,812
                9,600          Standard Register Co.                           172,800
                4,700          Wd-40 Co.                                       124,174
                                                                           -----------
                                                                             1,463,700
                                                                           -----------

                 See Accompanying Notes to Financial Statements

ING VP
INDEX PLUS
SMALL CAP
PORTFOLIO

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                                 Value
---------------------------------------------------------------------------------------
                               HOUSEWARES: 0.51%
                4,350    @     Enesco Group, Inc.                          $    30,798
                3,800          Libbey, Inc.                                     98,800
                1,800          National Presto Industries, Inc.                 52,884
                4,400          Toro Co.                                        281,160
                                                                           -----------
                                                                               463,642
                                                                           -----------
                               INSURANCE: 2.62%
                7,184          Delphi Financial Group                          272,705
               21,450          First American Corp.                            476,190
                8,100          Hilb Rogal & Hamilton Co.                       331,290
                5,350          Landamerica Financial Group, Inc.               189,658
                4,850    @     Philadelphia Consolidated Holding Co.           171,690
                8,900          Presidential Life Corp.                          88,377
                7,350          RLI Corp.                                       205,065
                3,500          SCPIE Holdings, Inc.                             23,065
                6,850          Selective Insurance Group                       172,483
                4,700    @     Stewart Information Services Corp.              100,533
               12,900    @     UICI                                            200,595
                6,100          Zenith National Insurance Corp.                 143,472
                                                                           -----------
                                                                             2,375,123
                                                                           -----------
                               INTERNET: 0.24%
                4,000    @     PC-Tel, Inc.                                     27,120
                4,000    @     QRS Corp.                                        26,400
               12,300    @     Verity, Inc.                                    164,709
                                                                           -----------
                                                                               218,229
                                                                           -----------
                               IRON/STEEL: 0.63%
                3,200    @     Cleveland-Cliffs, Inc.                           63,520
                3,200    @     Material Sciences Corp.                          41,408
                8,800          Reliance Steel & Aluminum Co.                   183,392
                5,900          Ryerson Tull, Inc.                               35,990
               16,150    @     Steel Dynamics, Inc.                            194,285
                3,200          Steel Technologies, Inc.                         54,272
                                                                           -----------
                                                                               572,867
                                                                           -----------
                               LEISURE TIME: 1.22%
                5,500          Arctic Cat, Inc.                                 88,000
                7,200    @     Bally Total Fitness Holding Corp.                51,048
                3,950    @     Huffy Corp.                                      23,581
                4,300    @     K2, Inc.                                         40,420
                6,000    @     Pegasus Solutions, Inc.                          60,180
                6,800          Polaris Industries, Inc.                        398,480
                9,900          Thor Industries, Inc.                           340,857
                6,850    @     WMS Industries, Inc.                            102,613
                                                                           -----------
                                                                             1,105,179
                                                                           -----------
                               LODGING: 0.38%
                9,450    @     Aztar Corp.                                     134,946
                7,200          Marcus Corp.                                    102,240
               13,000    @     Prime Hospitality Corp.                         105,950
                                                                           -----------
                                                                               343,136
                                                                           -----------
                               MACHINERY -- CONSTRUCTION & MINING: 0.13%
                4,800    @     Astec Industries, Inc.                           47,664
                8,750    @     JLG Industries, Inc.                             65,887
                                                                           -----------
                                                                               113,551
                                                                           -----------
                               MACHINERY -- DIVERSIFIED: 2.71%
                5,200          Applied Industrial Technologies, Inc.            98,280
                6,050          Briggs & Stratton                               256,943
                8,250    @     Brooks-PRI Automation, Inc.                      94,545
                9,350    @     Cognex Corp.                                    172,320
                3,900    @     Gardner Denver, Inc.                             79,170
                5,100    @     Gerber Scientific, Inc.                          20,706

       Shares                                                                 Value
---------------------------------------------------------------------------------------
               14,500          Graco, Inc.                                 $   415,425
                8,800          IDEX Corp.                                      287,760
                4,100          Lindsay Manufacturing Co.                        87,740
                6,900          Manitowoc Co.                                   175,950
                3,800          Robbins & Myers, Inc.                            69,920
                5,600          Stewart & Stevenson Services                     79,184
                4,350          Thomas Industries, Inc.                         113,361
                8,700    @     Zebra Technologies Corp.                        498,510
                                                                           -----------
                                                                             2,449,814
                                                                           -----------
                               MEDIA: 0.20%
                2,450    @     4Kids Entertainment, Inc.                        54,096
                5,600    @     Information Holdings, Inc.                       86,912
                3,950    @     Thomas Nelson, Inc.                              39,579
                                                                           -----------
                                                                               180,587
                                                                           -----------
                               METAL FABRICATE/HARDWARE: 1.77%
                3,400    @     AM Castle & Co.                                  15,470
                9,400          Commercial Metals Co.                           152,656
               11,250          Intermet Corp.                                   47,250
                2,600          Lawson Products                                  80,548
               11,400    @     Maverick Tube Corp.                             148,542
                9,200    @     Mueller Industries, Inc.                        250,700
                4,150          Quanex Corp.                                    139,025
               14,950    @     Shaw Group, Inc.                                245,928
               17,300          Timken Co.                                      330,430
                8,700          Valmont Industries, Inc.                        168,780
                3,600    @     Wolverine Tube, Inc.                             20,556
                                                                           -----------
                                                                             1,599,885
                                                                           -----------
                               MINING: 0.22%
                4,400    @     Brush Engineered Materials, Inc.                 24,200
                5,300          Century Aluminum Co.                             39,273
                4,200          Commonwealth Industries, Inc.                    28,686
                5,550    @     RTI Intl. Metals, Inc.                           56,055
                8,800    @     Stillwater Mining Co.                            47,080
                                                                           -----------
                                                                               195,294
                                                                           -----------
                               MISCELLANEOUS MANUFACTURING: 2.35%
               11,800          Acuity Brands, Inc.                             159,772
                7,900          AO Smith Corp.                                  213,379
                9,650          Aptargroup, Inc.                                301,466
                5,600    @     AT Cross Co.                                     29,960
                5,400          Barnes Group, Inc.                              109,890
                7,200          Clarcor, Inc.                                   232,344
                7,650    @     Concord Camera Corp.                             41,539
                4,500    @     Cuno, Inc.                                      149,040
                9,470    @     Griffon Corp.                                   128,981
                4,100    @     Lydall, Inc.                                     46,535
                8,366          Myers Industries, Inc.                           89,516
                7,100          Roper Industries, Inc.                          259,860
                3,350    @     SPS Technologies, Inc.                           79,563
                3,300          Standex Intl. Corp.                              78,672
                6,600          Sturm Ruger & Co., Inc.                          63,162
                9,700          Tredegar Corp.                                  145,500
                                                                           -----------
                                                                             2,129,179
                                                                           -----------
                               OFFICE/BUSINESS EQUIPMENT: 0.27%
                6,300    @     Global Imaging Systems, Inc.                    115,794
                6,550    @     Imagistics Intl., Inc.                          131,000
                                                                           -----------
                                                                               246,794
                                                                           -----------
                               OIL & GAS: 4.23%
                3,700    @     Atwood Oceanics, Inc.                           111,370
                9,300          Cabot Oil & Gas Corp.                           230,454

                 See Accompanying Notes to Financial Statements

ING VP
INDEX PLUS
SMALL CAP
PORTFOLIO

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                                 Value
---------------------------------------------------------------------------------------
                               OIL & GAS (CONTINUED)
               12,250    @     Cimarex Energy Co.                          $   219,275
                5,350    @     Evergreen Resources, Inc.                       239,947
                5,600          Frontier Oil Corp.                               96,432
               11,750    @     Newfield Exploration Co.                        423,588
                5,800    @     Nuevo Energy Co.                                 64,380
                7,975          Patina Oil & Gas Corp.                          252,409
               17,900          Pogo Producing Co.                              666,775
                3,350    @     Prima Energy Corp.                               74,906
                5,950    @     Remington Oil & Gas Corp.                        97,640
                6,400    @     Southwestern Energy Co.                          73,280
                9,100          St Mary Land & Exploration Co.                  227,500
                7,850    @     Stone Energy Corp.                              261,876
                6,050    @     Swift Energy Co.                                 58,504
               11,400    @     Tom Brown, Inc.                                 286,140
               12,950    @     Unit Corp.                                      240,223
               19,350          Vintage Petroleum, Inc.                         204,143
                                                                           -----------
                                                                             3,828,842
                                                                           -----------
                               OIL & GAS SERVICES: 1.58%
                8,350    @     CAL Dive Intl., Inc.                            196,225
                3,350          CARBO Ceramics, Inc.                            112,895
                3,650    @     Dril-Quip, Inc.                                  61,685
                7,400    @     Hydril Co.                                      174,418
               15,100    @     Input/Output, Inc.                               64,175
                6,500    @     Lone Star Technologies                           96,785
                8,050    @     Oceaneering Intl., Inc.                         199,157
                5,950    @     Seacor Smit, Inc.                               264,775
                3,850    @     Tetra Technologies, Inc.                         82,275
                9,450    @     Veritas DGC, Inc.                                74,655
                7,100    @     W-H Energy Services, Inc.                       103,589
                                                                           -----------
                                                                             1,430,634
                                                                           -----------
                               PACKAGING & CONTAINERS: 0.06%
                3,100          Chesapeake Corp.                                 55,335
                                                                           -----------
                                                                                55,335
                                                                           -----------
                               PHARMACEUTICALS: 3.17%
               13,350    @     Accredo Health, Inc.                            470,587
               14,400          Alpharma, Inc.                                  171,504
               15,650    @     Cephalon, Inc.                                  761,654
                4,150    @     Cima Labs, Inc.                                 100,393
                7,550    @     Medicis Pharmaceutical                          375,009
                6,300    @     MGI Pharma, Inc.                                 45,675
                4,500          Natures Sunshine Prods, Inc.                     43,695
               21,200    @     NBTY, Inc.                                      372,696
                7,100    @     Noven Pharmaceuticals, Inc.                      65,533
                9,558    @     Priority Healthcare Corp.                       221,746
                7,250    @     Syncor Intl. Corp.-Del                          201,043
                9,150    @     Theragenics Corp.                                36,875
                                                                           -----------
                                                                             2,866,410
                                                                           -----------
                               PIPELINES: 0.09%
                6,600    @     Plains Resources, Inc.                           78,210
                                                                           -----------
                                                                                78,210
                                                                           -----------
                               REITS: 1.40%
                7,800          Capital Automotive REIT                         184,860
                5,950          Colonial Properties Trust                       201,943
                4,950          Essex Property Trust, Inc.                      251,707
                7,750          Glenborough Realty Trust, Inc.                  138,105
                7,700          Kilroy Realty Corp.                             177,485
               10,000          Shurgard Storage Centers, Inc.                  313,400
                                                                           -----------
                                                                             1,267,500
                                                                           -----------

       Shares                                                                 Value
---------------------------------------------------------------------------------------
                               RETAIL: 9.43%
               13,350    @     AnnTaylor Stores Corp.                      $   272,607
               14,925          Applebees Intl., Inc.                           346,126
                6,450          Brown Shoe Co., Inc.                            153,703
               11,900          Burlington Coat Factory Warehouse Corp.         213,605
               14,600          Casey's General Stores, Inc.                    178,266
                6,700          Cash America Intl., Inc.                         63,784
                8,600          Cato Corp.                                      185,674
                7,200    @     CEC Entertainment, Inc.                         221,040
               23,500    @     Chico's FAS, Inc.                               444,385
                6,650    @     Childrens Place                                  70,756
                7,000    @     Christopher & Banks Corp.                       145,250
                4,600    @     Cost Plus, Inc.                                 131,882
                9,750    @     Dress Barn, Inc.                                129,675
                5,200    @     Duane Reade, Inc.                                88,400
                5,150    @     Footstar, Inc.                                   35,844
                7,050          Fred's, Inc.                                    181,185
                5,650    @     Genesco, Inc.                                   105,259
               12,700    @     Goody's Family Clothing, Inc.                    56,388
                7,200    @     Group 1 Automotive, Inc.                        171,936
                5,100          Hancock Fabrics, Inc.                            77,775
                5,300          Haverty Furniture Cos., Inc.                     73,670
                8,550    @     HOT Topic, Inc.                                 195,624
                4,350    @     Ihop Corp.                                      104,400
               14,050    @     Insight Enterprises, Inc.                       116,755
                5,050    @     J Jill Group, Inc.                               70,599
               10,300    @     Jack in the Box, Inc.                           178,087
                6,700    @     Jo-Ann Stores, Inc.                             153,899
                7,350          Landry's Restaurants, Inc.                      156,114
               12,250    @     Linens 'N Things, Inc.                          276,850
                5,600          Lone Star Steakhouse & Saloon                   108,304
               12,150    @     Men's Wearhouse, Inc.                           208,373
                4,500    @     O'Charleys, Inc.                                 92,385
               11,600    @     O'Reilly Automotive, Inc.                       293,364
               13,800    @     Pacific Sunwear of California                   244,122
                7,950    @     Panera Bread Co.                                276,740
               14,500          PEP Boys-Manny Moe & Jack                       168,200
                6,550    @     PF Chang's China Bistro, Inc.                   237,765
                5,800    @     Rare Hospitality Intl., Inc.                    160,196
               12,850          Regis Corp.                                     333,972
               13,950          Ruby Tuesday, Inc.                              241,196
               11,400    @     Ryan's Family STK Houses, Inc.                  129,390
                5,100    @     School Specialty, Inc.                          101,898
               10,000    @     ShopKo Stores, Inc.                             124,500
               10,512    @     Sonic Corp.                                     215,391
                9,400    @     Steak N Shake Co.                                94,000
               11,100    @     Stein Mart, Inc.                                 67,710
                5,200    @     TBC Corp.                                        62,452
                9,200    @     Too, Inc.                                       216,384
                5,300    @     Triarc Cos.                                     139,072
                3,800    @     Ultimate Electronics, Inc.                       38,570
                7,775    @     Wet Seal, Inc.                                   83,667
                9,400    @     Zale Corp.                                      299,860
                                                                           -----------
                                                                             8,537,049
                                                                           -----------
                               SAVINGS & LOANS: 3.01%
                5,900          American Financial Holdings, Inc.               176,292
                6,400          Anchor Bancorp Wisconsin, Inc.                  132,800
               15,600          Commercial Federal Corp.                        364,260
                6,700          Dime Community Bancshares                       128,305
                9,850          Downey Financial Corp.                          384,150
                4,300    @     FirstFed Financial Corp.                        124,485
                7,200          MAF Bancorp, Inc.                               244,296
                8,300          Seacoast Financial Services Corp.               166,091
               18,000          Staten Island Bancorp, Inc.                     362,520

                 See Accompanying Notes to Financial Statements

ING VP
INDEX PLUS
SMALL CAP
PORTFOLIO

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                                 Value
---------------------------------------------------------------------------------------
                               SAVINGS & LOANS (CONTINUED)
               17,680          Washington Federal, Inc.                    $   439,348
               11,450          Waypoint Financial Corp.                        203,810
                                                                           -----------
                                                                             2,726,357
                                                                           -----------
                               SEMICONDUCTORS: 2.90%
                5,300    @     Actel Corp.                                      85,966
                8,100    @     Alliance Semiconductor Corp.                     31,833
                4,700    @     AstroPower, Inc.                                 37,553
                7,400    @     ATMI, Inc.                                      137,048
               30,200    @     Axcelis Technologies, Inc.                      169,392
                5,600          Cohu, Inc.                                       82,320
                9,400    @     DSP Group, Inc.                                 148,708
                3,800    @     Dupont Photomasks, Inc.                          88,350
               17,000    @     ESS Technology                                  106,930
                9,750    @     Exar Corp.                                      120,900
                6,700          Helix Technology Corp.                           75,040
               18,550    @     Kopin Corp.                                      72,716
               10,150    @     Kulicke & Soffa Industries, Inc.                 58,058
                6,000    @     Microsemi Corp.                                  36,540
                8,200    @     Pericom Semiconductor Corp.                      68,142
                7,700    @     Photronics, Inc.                                105,490
               10,900    @     Power Integrations, Inc.                        185,300
                4,200    @     Rudolph Technologies, Inc.                       80,472
               40,850    @     Skyworks Solutions, Inc.                        352,127
                4,800    @     Standard Microsystems Corp.                      93,456
                3,900    @     Supertex, Inc.                                   58,071
                5,300    @     Three-Five Systems, Inc.                         34,185
                5,500    @     Ultratech Stepper, Inc.                          54,115
               10,850    @     Varian Semiconductor Equipment Associates,
                                Inc.                                           257,807
                7,500    @     Veeco Instruments, Inc.                          86,700
                                                                           -----------
                                                                             2,627,219
                                                                           -----------
                               SOFTWARE: 4.49%
               14,350    @     American Management Systems                     172,056
                3,500    @     Ansys, Inc.                                      70,700
                6,900    @     Avid Technology, Inc.                           158,355
                4,400    @     Barra, Inc.                                     133,452
                8,250    @     Cerner Corp.                                    257,895
                3,500    @     Concerto Software, Inc.                          23,625
                4,250    @     Concord Communications, Inc.                     38,207
               10,700    @     Dendrite Intl., Inc.                             79,929
               13,300    @     eFunds Corp.                                    121,163
               14,388          Fair Isaac & Co., Inc.                          614,368
               10,400    @     Filenet Corp.                                   126,880
               13,360          Global Payments, Inc.                           427,654
               11,950    @     Hyperion Solutions Corp.                        306,756
                6,450          Inter-Tel, Inc.                                 134,869
                8,150    @     JDA Software Group, Inc.                         78,729
                7,250    @     MRO Software, Inc.                               88,051
                7,850          NDCHealth Corp.                                 156,215
                5,600    @     Phoenix Technologies Ltd.                        32,312
               16,850    @     Pinnacle Systems, Inc.                          229,329
               11,850    @     Progress Software Corp.                         153,458
               11,200    @     Serena Software, Inc.                           176,848
                3,300    @     SPSS, Inc.                                       46,167
               14,050    @     Take-Two Interactive Softwar                    330,035
                8,200    @     THQ, Inc.                                       108,650
                                                                           -----------
                                                                             4,065,703
                                                                           -----------

       Shares                                                                 Value
---------------------------------------------------------------------------------------
                               STORAGE/WAREHOUSING: 0.05%
                2,800    @     Mobile Mini, Inc.                           $    43,876
                                                                           -----------
                                                                                43,876
                                                                           -----------
                               TELECOMMUNICATIONS: 1.55%
               32,850    @     Adaptec, Inc.                                   185,602
               16,100    @     Aeroflex, Inc.                                  111,090
               10,500    @     Allen Telecom, Inc.                              99,435
               11,050    @     Anixter Intl., Inc.                             256,912
                8,150    @     Audiovox Corp.                                   84,279
                5,250          Black Box Corp.                                 235,200
                5,150    @     Boston Communications Group                      65,456
               12,225    @     Cable Design Technologies Corp.                  72,127
               12,200    @     General Communication                            81,862
                6,800    @     Metro One Telecommunications                     43,860
                5,050    @     Network Equipment Technologies, Inc.             19,796
               10,800    @     Symmetricom, Inc.                                45,576
                3,500    @     Tollgrade Communications, Inc.                   41,055
                5,250    @     Viasat, Inc.                                     60,585
                                                                           -----------
                                                                             1,402,835
                                                                           -----------
                               TEXTILES: 0.28%
                2,500          Angelica Corp.                                   51,625
                5,800          G&K Services, Inc.                              205,326
                                                                           -----------
                                                                               256,951
                                                                           -----------
                               TOYS/GAMES/HOBBIES: 0.27%
                4,500          Action Performance Cos., Inc.                    85,500
                5,800    @     Department 56                                    74,820
                6,250    @     Jakks Pacific, Inc.                              84,188
                                                                           -----------
                                                                               244,508
                                                                           -----------
                               TRANSPORTATION: 2.58%
                6,900    @     Arkansas Best Corp.                             179,269
                5,850    @     Forward Air Corp.                               113,548
               11,152    @     Heartland Express, Inc.                         255,503
               16,800    @     Kansas City Southern                            201,600
                6,350    @     Kirby Corp.                                     173,927
                7,600    @     Knight Transportation, Inc.                     159,600
                4,200    @     Landstar System, Inc.                           245,112
                6,750    @     Offshore Logistics, Inc.                        147,960
                5,200          Roadway Corp.                                   191,412
                7,300          Usfreightways Corp.                             209,875
               14,083          Werner Enterprises, Inc.                        303,207
                5,950    @     Yellow Corp.                                    149,886
                                                                           -----------
                                                                             2,330,899
                                                                           -----------
                               WATER: 0.44%
                3,100          American States Water Co.                        71,765
               15,857          Philadelphia Suburban Corp.                     326,654
                                                                           -----------
                                                                               398,419
                                                                           -----------
                               Total Common Stocks
                                (Cost $95,458,201)                          89,491,139
                                                                           -----------

                 See Accompanying Notes to Financial Statements

ING VP
INDEX PLUS
SMALL CAP
PORTFOLIO

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


      Principal
       Amount                                                                 Value
---------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 1.82%
                        REPURCHASE AGREEMENT: 1.82%
     $      1,650,000   State Street Repurchase Agreement dated 12/31/02,
                        1.200% due 01/02/03, $1,650,110 to be received
                        upon repurchase (Collateralized by $1,700,000
                        FHLMC, 0.000% Market Value $1,683,000 due
                        09/10/03)                                          $ 1,650,000
                                                                           -----------
                        Total Short-Term Investments
                          (Cost $1,650,000)                                  1,650,000
                                                                           -----------

                        TOTAL INVESTMENTS IN SECURITIES               100.70% $91,141,139
                           (COST $97,108,201)*
                        OTHER ASSETS AND LIABILITIES-NET               -0.70%    (632,803)
                                                                    --------  -----------
                        NET ASSETS                                    100.00% $90,508,336
                                                                    ========  ===========

 @    Non-income producing security
 @@   Foreign Issuer
 *    Cost for federal income tax purposes is $102,360,613. Net
      unrealized depreciation consists of:

                        Gross Unrealized Appreciation                                $  3,537,800
                        Gross Unrealized Depreciation                                 (14,757,274)
                                                                                     ------------
                        Net Unrealized Depreciation                                  $(11,219,474)
                                                                                     ============

                 See Accompanying Notes to Financial Statements

ING VP
STRATEGIC
ALLOCATION
GROWTH
FUND

                PORTFOLIO OF INVESTMENTS as of December 31, 2002
--------------------------------------------------------------------------------


       Shares                                                                   Value
-----------------------------------------------------------------------------------------
COMMON STOCK: 84.54%
                               ADVERTISING: 0.04%
                9,600    @@    WPP Group PLC                                $     73,316
                                                                            ------------
                                                                                  73,316
                                                                            ------------
                               AEROSPACE/DEFENSE: 1.50%
                4,400    @     Alliant Techsystems, Inc.                         274,340
               13,150          Boeing Co.                                        433,818
                4,600          Goodrich Corp.                                     84,272
                6,000          Lockheed Martin Corp.                             346,500
                    0    **    Northrop Grumman Corp.                                 43
               15,200          Rockwell Collins, Inc.                            353,552
               15,900          United Technologies Corp.                         984,846
                                                                            ------------
                                                                               2,477,371
                                                                            ------------
                               AGRICULTURE: 0.71%
               29,000          Philip Morris Cos., Inc.                        1,175,370
                                                                            ------------
                                                                               1,175,370
                                                                            ------------
                               AIRLINES: 0.02%
                3,175    @     ExpressJet Holdings, Inc.                          32,544
                                                                            ------------
                                                                                  32,544
                                                                            ------------
                               APPAREL: 0.99%
                9,950    @     Jones Apparel Group, Inc.                         352,628
               21,250          Liz Claiborne, Inc.                               630,062
                7,500    @     Reebok Intl. Ltd.                                 220,500
               11,125    @     Skechers U.S.A., Inc.                              94,451
                9,600          VF Corp.                                          346,080
                                                                            ------------
                                                                               1,643,721
                                                                            ------------
                               AUTO MANUFACTURERS: 0.91%
                3,200    @@    Bayerische Motoren Werke AG                        97,051
                2,900    @@    DaimlerChrysler AG                                 89,260
               69,400          Ford Motor Co.                                    645,420
                7,100          General Motors Corp.                              261,706
                2,400    @@    Honda Motor Co. Ltd.                               88,717
               11,000    @@    Nissan Motor Co. Ltd.                              85,770
                9,000    @@    Toyota Motor Corp.                                241,748
                                                                            ------------
                                                                               1,509,672
                                                                            ------------
                               AUTO PARTS & EQUIPMENT: 0.60%
                8,025    @     American Axle & Manufacturing Holdings,
                                Inc.                                             187,945
                3,000    @@    Bridgestone Corp.                                  37,134
               12,200          Cooper Tire & Rubber Co.                          187,148
               21,400          Dana Corp.                                        251,664
               10,875    @     Dura Automotive Systems, Inc.                     109,185
               33,200          Goodyear Tire & Rubber Co.                        226,092
                                                                            ------------
                                                                                 999,168
                                                                            ------------
                               BANKS: 5.78%
               15,600    @@    Australia & New Zealand Banking Group Ltd.        152,314
               19,700    @@    Banco Bilbao Vizcaya Argentaria SA                188,414
                3,500    @@    Banco Popular Espanol                             143,037
               33,650          Bank of America Corp.                           2,341,030
                7,900    @@    Bank of Ireland                                    81,025
               16,250          Bank One Corp.                                    593,937
                3,900    @@    BNP Paribas                                       158,812
                   31          Charter One Financial, Inc.                           891
               10,600          Comerica, Inc.                                    458,344
                6,600   @,@@   Credit Suisse Group                               143,157
               10,000    @@    DBS Group Holdings Ltd.                            63,413
                1,800    @@    Deutsche Bank AG                                   82,868

       Shares                                                                   Value
-----------------------------------------------------------------------------------------
                5,700    @@    Dexia                                        $     70,715
                8,900    @@    Fortis                                            156,802
               18,575          Hibernia Corp.                                    357,754
               33,100    @@    HSBC Holdings PLC                                 365,729
               13,300          Huntington Bancshares, Inc.                       248,843
                   50          Keycorp                                             1,257
               17,300    @@    Lloyds TSB Group PLC                              124,186
                   17    @@    Mitsubishi Tokyo Financial Group, Inc.             92,329
               10,500    @@    National Australia Bank Ltd.                      187,607
               15,200          Regions Financial Corp.                           507,072
               12,325    @@    Royal Bank of Scotland Group PLC                  295,176
                1,300    @@    Societe Generale                                   75,664
                   16   @,@@   Sumitomo Mitsui Financial Group, Inc.              49,983
                4,550   @,@@   UBS AG                                            221,069
               38,000    @@    UniCredito Italiano S.p.A.                        151,831
               16,150          Union Planters Corp.                              454,461
                   50          US Bancorp                                          1,061
               19,150          Wachovia Corp.                                    697,826
               23,700          Wells Fargo & Co.                               1,110,819
                                                                            ------------
                                                                               9,577,426
                                                                            ------------
                               BEVERAGES: 2.19%
               12,150          Anheuser-Busch Cos., Inc.                         588,060
               35,050          Coca-Cola Co.                                   1,535,891
                7,950    @     Constellation Brands, Inc.                        188,494
               12,800    @@    Diageo PLC                                        139,061
                5,100    @@    Interbrew                                         120,338
               25,000          PepsiCo, Inc.                                   1,055,500
                                                                            ------------
                                                                               3,627,344
                                                                            ------------
                               BIOTECHNOLOGY: 0.64%
               18,050    @     Amgen, Inc.                                       872,537
                5,925    @     Invitrogen Corp.                                  185,630
                                                                            ------------
                                                                               1,058,167
                                                                            ------------
                               BUILDING MATERIALS: 0.13%
                3,900    @@    CRH Plc                                            47,852
                  330    @@    Holcim Ltd.                                        59,887
                   50          Masco Corp.                                         1,052
                7,000    @@    Tostem Inax Holding Corp.                         106,096
                                                                            ------------
                                                                                 214,887
                                                                            ------------
                               CHEMICALS: 0.74%
               10,225          Ashland, Inc.                                     291,719
                1,700    @@    BASF AG                                            64,002
               13,900          Du Pont EI de Nemours & Co.                       589,360
               17,850    @     Hercules, Inc.                                    157,080
                3,600    @@    Shin-Etsu Chemical Co. Ltd.                       117,918
                                                                            ------------
                                                                               1,220,079
                                                                            ------------
                               COMMERCIAL SERVICES: 0.74%
               11,050    @     Corporate Executive Board Co.                     352,716
                8,000    @@    Dai Nippon Printing Co. Ltd.                       88,447
               12,350          H&R Block, Inc.                                   496,470
                5,700    @     Rent-A-Center, Inc.                               284,715
                                                                            ------------
                                                                               1,222,348
                                                                            ------------
                               COMPUTERS: 2.87%
               63,600    @     Dell Computer Corp.                             1,700,664
              100,600    @     EMC Corp.-Mass.                                   617,684
                8,175    @     Fidelity National Information Solutions,
                                Inc.                                             141,019
                6,000    @@    Fujitsu Ltd.                                       17,127
               81,800          Hewlett-Packard Co.                             1,420,048
                2,500    @@    Hitachi Information Systems Ltd.                   59,048
                6,800    @     Lexmark Intl., Inc.                               411,400
                  100    @@    Obic Co. Ltd.                                      17,388

                 See Accompanying Notes to Financial Statements

ING VP
STRATEGIC
ALLOCATION
GROWTH
FUND

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                                   Value
-----------------------------------------------------------------------------------------
                               COMPUTERS (CONTINUED)
                6,725    @     Synopsys, Inc.                               $    310,359
                1,400    @@    TDK Corp.                                          56,349
                                                                            ------------
                                                                               4,751,086
                                                                            ------------
                               COSMETICS/PERSONAL CARE: 2.18%
               34,850          Gillette Co.                                    1,058,046
                4,000    @@    Kao Corp.                                          87,740
               28,750          Procter & Gamble Co.                            2,470,775
                                                                            ------------
                                                                               3,616,561
                                                                            ------------
                               DISTRIBUTION/WHOLESALE: 0.39%
              132,000    @@    Li & Fung Ltd.                                    125,254
               13,000    @@    Mitsui & Co. Ltd.                                  60,643
                3,650    @     Scansource, Inc.                                  179,945
               10,325    @     Tech Data Corp.                                   278,362
                                                                            ------------
                                                                                 644,204
                                                                            ------------
                               DIVERSIFIED FINANCIAL SERVICES: 6.13%
                7,900    @     Affiliated Managers Group                         397,370
               18,650          American Express Co.                              659,277
                6,350          Bear Stearns Cos., Inc.                           377,190
               12,100          Capital One Financial Corp.                       359,612
               70,700          Citigroup, Inc.                                 2,487,933
                8,200          Countrywide Financial Corp.                       423,530
               24,800          Fannie Mae                                      1,595,384
               20,550          Freddie Mac                                     1,213,477
                   50          Household Intl., Inc.                               1,390
               29,750          JP Morgan Chase & Co.                             714,000
               46,450          MBNA Corp.                                        883,479
               15,350          Morgan Stanley                                    612,772
                9,000    @@    Nomura Holdings, Inc.                             101,095
                  800    @@    ORIX Corp.                                         51,533
               43,350    @     Providian Financial Corp.                         281,342
                                                                            ------------
                                                                              10,159,384
                                                                            ------------
                               ELECTRIC: 2.38%
               23,050          Allegheny Energy, Inc.                            174,258
               26,450          CMS Energy Corp.                                  249,688
                4,050          Dominion Resources, Inc.                          222,345
                9,300          DTE Energy Co.                                    431,520
               12,500          Duke Energy Corp.                                 244,250
                4,800    @@    E.ON AG                                           193,296
               29,350    @     Edison Intl.                                      347,797
               19,800    @@    Enel S.p.A.                                       102,991
               12,500          Exelon Corp.                                      659,625
                5,300    @@    Iberdrola SA                                       74,201
               27,000    @@    National Grid Transco PLC                         198,379
               29,600    @     PG&E Corp.                                        411,440
               10,800          PNM Resources, Inc.                               257,256
               10,900          Southern Co.                                      309,451
                5,100    @@    Tohoku Electric Power Co., Inc.                    75,023
                                                                            ------------
                                                                               3,951,520
                                                                            ------------
                               ELECTRICAL COMPONENTS & EQUIPMENT: 0.26%
               21,250    @     American Power Conversion                         321,937
               15,000    @@    Hitachi Ltd.                                       57,469
                5,000    @@    Sharp Corp.                                        47,449
                                                                            ------------
                                                                                 426,855
                                                                            ------------
                               ELECTRONICS: 0.61%
                8,000          AVX Corp.                                          78,400
               18,100    @     Jabil Circuit, Inc.                               324,352
                  200    @@    Keyence Corp.                                      34,776
                6,700    @@    Koninklijke Philips Electronics NV                117,339
                1,000    @@    Kyocera Corp.                                      58,185

       Shares                                                                   Value
-----------------------------------------------------------------------------------------
                9,600   @,@@   Mettler Toledo Intl., Inc.                   $    307,776
                1,000    @@    Secom Co. Ltd.                                     34,271
               16,725    @     Solectron Corp.                                    59,374
                                                                            ------------
                                                                               1,014,473
                                                                            ------------
                               ENGINEERING & CONSTRUCTION: 0.20%
               10,050          Fluor Corp.                                       281,400
               23,000    @@    Kajima Corp.                                       51,322
                                                                            ------------
                                                                                 332,722
                                                                            ------------
                               ENTERTAINMENT: 0.14%
                7,975    @     Argosy Gaming Co.                                 150,967
                2,925    @     GTECH Holdings Corp.                               81,490
                                                                            ------------
                                                                                 232,457
                                                                            ------------
                               ENVIRONMENTAL CONTROL: 0.15%
               24,150    @     Allied Waste Industries, Inc.                     241,500
                                                                            ------------
                                                                                 241,500
                                                                            ------------
                               FOOD: 1.13%
                5,000    @@    Ajinomoto Co., Inc.                                52,164
                3,500    @@    Carrefour SA                                      155,737
               11,450    @     Chiquita Brands Intl., Inc.                       151,827
               21,600    @@    Fresh Del Monte Produce                           408,456
              130,400    @@    Goodman Fielder Ltd.                              130,621
                  700    @@    Groupe Danone                                      94,110
                7,000    @@    Kikkoman Corp.                                     48,510
                4,400    @@    Metro AG                                          104,975
                1,680    @@    Nestle SA                                         355,896
                3,220    @@    Numico NV ADR                                      40,522
               27,100    @@    Tesco PLC                                          84,618
                3,900    @@    Unilever NV ADR                                   239,465
                                                                            ------------
                                                                               1,866,901
                                                                            ------------
                               FOOD SERVICE: 0.05%
               15,100    @@    Compass Group PLC                                  80,201
                                                                            ------------
                                                                                  80,201
                                                                            ------------
                               FOREST PRODUCTS & PAPER: 0.34%
                7,600          International Paper Co.                           265,772
               10,200          Plum Creek Timber Co., Inc.                       240,720
                4,900    @@    Stora Enso OYJ                                     51,643
                                                                            ------------
                                                                                 558,135
                                                                            ------------
                               GAS: 0.37%
                6,450          Nicor, Inc.                                       219,494
               14,575          Northwestern Corp.                                 74,041
                5,800          Peoples Energy Corp.                              224,170
                   50          Sempra Energy                                       1,183
               32,000    @@    Tokyo Gas Co. Ltd.                                100,236
                                                                            ------------
                                                                                 619,124
                                                                            ------------
                               HAND/MACHINE TOOLS: 0.23%
                7,250          Black & Decker Corp.                              310,952
                1,400    @@    Schneider Electric SA                              66,200
                                                                            ------------
                                                                                 377,152
                                                                            ------------
                               HEALTHCARE -- PRODUCTS: 3.27%
               17,400          Becton Dickinson & Co.                            534,006
               13,125          Cooper Cos., Inc.                                 328,387
                8,425          CR Bard, Inc.                                     488,650
                9,050    @     Edwards Lifesciences Corp.                        230,503
               16,900    @     Guidant Corp.                                     521,365
                4,050    @     Immucor, Inc.                                      82,012
               41,700          Johnson & Johnson                               2,239,707

                 See Accompanying Notes to Financial Statements

ING VP
STRATEGIC
ALLOCATION
GROWTH
FUND

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                                   Value
-----------------------------------------------------------------------------------------
                               HEALTHCARE -- PRODUCTS (CONTINUED)
               11,075    @     Respironics, Inc.                            $    337,023
               11,650    @     St. Jude Medical, Inc.                            462,738
                3,975    @     Varian Medical Systems, Inc.                      197,160
                                                                            ------------
                                                                               5,421,551
                                                                            ------------
                               HEALTHCARE -- SERVICES: 1.50%
               11,200    A     Aetna, Inc.                                       460,544
                8,650    @     Anthem, Inc.                                      544,085
               10,750          UnitedHealth Group, Inc.                          897,625
                8,200    @     WellPoint Health Networks                         583,512
                                                                            ------------
                                                                               2,485,766
                                                                            ------------
                               HOLDING COMPANIES -- DIVERSIFIED: 0.14%
               20,000    @@    Hutchison Whampoa Ltd.                            125,151
                2,500    @@    LVMH Moet Hennessy Louis Vuitton SA               102,642
                                                                            ------------
                                                                                 227,793
                                                                            ------------
                               HOME BUILDERS: 0.36%
                6,050          Centex Corp.                                      303,710
                6,950          KB Home                                           297,807
                                                                            ------------
                                                                                 601,517
                                                                            ------------
                               HOME FURNISHINGS: 0.13%
               12,000    @@    Matsushita Electric Industrial Co. Ltd.           118,222
                2,400    @@    Sony Corp.                                        100,236
                                                                            ------------
                                                                                 218,458
                                                                            ------------
                               HOUSEHOLD PRODUCTS/WARES: 0.89%
               33,450    @     American Greetings                                528,510
                7,300          Avery Dennison Corp.                              445,884
               12,250          Clorox Co.                                        505,312
                                                                            ------------
                                                                               1,479,706
                                                                            ------------
                               INSURANCE: 3.11%
                9,400    @@    Aegon NV                                          120,856
                  600    @@    Allianz AG                                         57,039
               35,550          American Intl. Group                            2,056,567
                6,400    @@    Assicurazioni Generali S.p.A.                     131,549
               15,300    @@    Aviva PLC                                         109,090
                7,900    @@    AXA                                               105,962
                9,550          Cigna Corp.                                       392,696
                9,675          First American Corp.                              214,785
                8,250          MGIC Investment Corp.                             340,725
                   11   @,@@   Millea Holdings, Inc.                              79,101
                  650    @@    Muenchener Rueckversicherungs AG                   77,709
               10,850          Progressive Corp.                                 538,486
                1,300    @@    Swiss Reinsurance                                  85,251
               45,853    @     Travelers Property Casualty Corp.                 671,746
                1,850    @@    Zurich Financial Services AG                      172,547
                                                                            ------------
                                                                               5,154,109
                                                                            ------------
                               INTERNET: 0.27%
                6,050    @     j2 Global Communications, Inc.                    115,192
                3,425    @     Overture Services, Inc.                            93,537
               32,775    @     Riverstone Networks, Inc.                          69,483
                4,750    @     United Online, Inc.                                75,720
               12,100    @     VeriSign, Inc.                                     97,042
                                                                            ------------
                                                                                 450,974
                                                                            ------------
                               IRON/STEEL: 0.56%
               31,350          Allegheny Technologies, Inc.                      195,311
               62,000    @@    Nippon Steel Corp.                                 72,567
                7,650          Nucor Corp.                                       315,945

       Shares                                                                   Value
-----------------------------------------------------------------------------------------
                4,700    @@    ThyssenKrupp AG                              $     52,936
               22,000          United States Steel Corp.                         288,640
                                                                            ------------
                                                                                 925,399
                                                                            ------------
                               LEISURE TIME: 0.42%
               14,200    @     Bally Total Fitness Holding Corp.                 100,678
               13,250          Brunswick Corp.                                   263,145
                5,600          Polaris Industries, Inc.                          328,160
                                                                            ------------
                                                                                 691,983
                                                                            ------------
                               LODGING: 0.21%
                8,700    @     Harrah's Entertainment, Inc.                      344,520
                                                                            ------------
                                                                                 344,520
                                                                            ------------
                               MACHINERY -- DIVERSIFIED: 0.00%
                   50          Rockwell Automation, Inc.                           1,036
                                                                            ------------
                                                                                   1,036
                                                                            ------------
                               MEDIA: 1.59%
                9,400    @     Clear Channel Communications, Inc.                350,526
                8,825    @     Entercom Communications Corp.                     414,069
                6,850          Meredith Corp.                                    281,604
               12,800    @@    Pearson PLC                                       118,356
               11,400    @@    Reed Elsevier PLC                                  97,613
               22,550    @     Viacom, Inc.                                      919,138
               28,150          Walt Disney Co.                                   459,126
                                                                            ------------
                                                                               2,640,432
                                                                            ------------
                               METAL FABRICATE/HARDWARE: 0.15%
                7,425          Quanex Corp.                                      248,738
                                                                            ------------
                                                                                 248,738
                                                                            ------------
                               MINING: 0.27%
               33,900    @@    BHP Billiton Ltd.                                 193,634
               17,700    @@    BHP Billiton PLC                                   94,509
                5,700          Newmont Mining Corp.                              165,471
                                                                            ------------
                                                                                 453,614
                                                                            ------------
                               MISCELLANEOUS MANUFACTURING: 3.82%
                5,750          3M Co.                                            708,975
               17,575          Crane Co.                                         350,270
               13,950          Eastman Kodak Co.                                 488,808
                4,000    @@    Fuji Photo Film Co. Ltd.                          130,347
              140,250          General Electric Co.                            3,415,087
                5,475          Harsco Corp.                                      174,598
               84,900    @@    Invensys PLC                                       72,423
                7,000          ITT Industries, Inc.                              424,830
               21,000    @@    Mitsubishi Heavy Industries Ltd.                   51,280
                2,500    @@    Siemens AG                                        106,181
                9,600          Textron, Inc.                                     412,704
                                                                            ------------
                                                                               6,335,503
                                                                            ------------
                               OFFICE/BUSINESS EQUIPMENT: 0.22%
                4,000    @@    Canon, Inc.                                       150,556
               31,025          IKON Office Solutions, Inc.                       221,829
                                                                            ------------
                                                                                 372,385
                                                                            ------------
                               OIL & GAS: 4.26%
                6,800          Amerada Hess Corp.                                374,340
                8,450          Apache Corp.                                      481,565
               33,900    @@    BG Group PLC                                      146,226
               77,707    @@    BP PLC                                            534,046
                9,550          ConocoPhillips                                    462,124
                7,000    @@    ENI-Ente Nazionale Idrocarburi S.p.A.             111,215
               95,200          Exxon Mobil Corp.                               3,326,288

                 See Accompanying Notes to Financial Statements

ING VP
STRATEGIC
ALLOCATION
GROWTH
FUND

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                                   Value
-----------------------------------------------------------------------------------------
                               OIL & GAS (CONTINUED)
               13,200    @@    Royal Dutch Petroleum Co.                    $    580,707
                3,050    @@    Total Fina Elf SA                                 435,321
               20,100          Transocean, Inc.                                  466,320
                6,050          XTO Energy, Inc.                                  149,435
                                                                            ------------
                                                                               7,067,587
                                                                            ------------
                               OIL & GAS SERVICES: 0.10%
               21,300    @     Veritas DGC, Inc.                                 168,270
                                                                            ------------
                                                                                 168,270
                                                                            ------------
                               PACKAGING & CONTAINERS: 0.60%
               23,900    @@    Amcor Ltd.                                        114,188
                6,650          Ball Corp.                                        340,413
               15,500    @     Owens-Illinois, Inc.                              225,990
               14,450    @     Pactiv Corp.                                      315,877
                                                                            ------------
                                                                                 996,468
                                                                            ------------
                               PHARMACEUTICALS: 4.73%
                9,100    @     AdvancePCS                                        202,111
                7,500          AmerisourceBergen Corp.                           407,325
                5,000    @@    AstraZeneca PLC                                   178,655
                3,400    @@    Aventis SA                                        184,697
                6,800    @     Express Scripts, Inc.                             326,672
               12,300    @@    GlaxoSmithKline PLC ADR                           460,758
                7,775    @     Medicis Pharmaceutical                            386,184
               31,500          Merck & Co., Inc.                               1,783,215
               11,550    @@    Novartis AG                                       421,298
               86,500          Pfizer, Inc.                                    2,644,305
                2,650    @@    Roche Holding AG                                  184,605
                1,000    @@    Schering AG                                        43,521
                5,000    @@    Takeda Chemical Industries Ltd.                   208,825
                9,000    @@    Tanabe Seiyaku Co. Ltd.                            78,511
               11,550    @     Watson Pharmaceuticals, Inc.                      326,519
                                                                            ------------
                                                                               7,837,201
                                                                            ------------
                               REAL ESTATE: 0.22%
               18,000    @@    Cheung Kong Holdings Ltd.                         117,137
                6,925          LNR Property Corp.                                245,145
                                                                            ------------
                                                                                 362,282
                                                                            ------------
                               REITS: 4.80%
                2,600          Alexandria Real Estate Equities, Inc.             110,760
                2,900          Apartment Investment & Management Co.             108,692
                7,532          Archstone-Smith Trust                             177,303
                6,800          Bedford Property Investors                        174,692
                8,400          Boston Properties, Inc.                           309,624
                8,900          Boykin Lodging Co.                                 83,037
                4,200          Capital Automotive REIT                            99,540
               10,775          CBL & Associates Properties, Inc.                 431,539
               12,800          Chelsea Property Group, Inc.                      426,368
                5,200          Colonial Properties Trust                         176,488
                6,500          Commercial Net Lease Realty                        99,645
               11,700          Corporate Office Properties Trust SBI MD          164,151
                6,300          Developers Diversified Realty Corp.               138,537
               17,169          Equity Office Properties Trust                    428,882
                9,400          Equity One, Inc.                                  125,490
               15,904          Equity Residential                                390,920
                9,600          General Growth Properties, Inc.                   499,200
                6,600          Glenborough Realty Trust, Inc.                    117,612
                7,300          Hospitality Properties Trust                      256,960
               28,800    @     Host Marriott Corp.                               254,880
               14,800          HRPT Properties Trust                             121,952
                4,700          iStar Financial, Inc.                             131,835
                5,300          Keystone Property Trust                            89,941
                5,500          Kimco Realty Corp.                                168,520

       Shares                                                                   Value
-----------------------------------------------------------------------------------------
                6,100          Mack-Cali Realty Corp.                       $    184,830
                4,500          Mills Corp.                                       132,030
                6,100          National Health Investors, Inc.                    98,942
                2,600          Pan Pacific Retail Properties, Inc.                94,978
                3,600          Pennsylvania Real Estate Investment Trust          93,600
               11,400          Prologis                                          286,710
                4,300          PS Business Parks, Inc.                           136,740
                3,000          Public Storage, Inc.                               96,930
                8,800          Reckson Associates Realty Corp.                   185,240
                5,100          Regency Centers Corp.                             165,240
                9,700          Simon Property Group, Inc.                        330,479
                3,800          SL Green Realty Corp.                             120,080
                5,500          Sovran Self Storage, Inc.                         155,980
                3,800          Sun Communities, Inc.                             138,966
                6,000          Taubman Centers, Inc.                              97,380
               14,200          United Dominion Realty Trust, Inc.                232,312
                8,800          Ventas, Inc.                                      100,760
                5,900          Vornado Realty Trust                              219,480
                                                                            ------------
                                                                               7,957,245
                                                                            ------------
                               RETAIL: 5.50%
                   50    @     Big Lots, Inc.                                        661
                   25          Darden Restaurants, Inc.                              511
               16,800          Dillard's, Inc.                                   266,448
               37,850          Gap, Inc.                                         587,432
               31,950          Home Depot, Inc.                                  765,522
                5,000    @@    Ito-Yokado Co. Ltd.                               147,356
                7,700    @     Jack in the Box, Inc.                             133,133
               17,850          JC Penney Co., Inc.                               410,729
               25,650          Lowe's Cos., Inc.                                 961,875
               35,400          Ltd Brands                                        493,122
               19,750          McDonald's Corp.                                  317,580
                8,725    @     Movie Gallery, Inc.                               113,425
               23,900    @     Office Depot, Inc.                                352,764
                2,375    @     Panera Bread Co.                                   82,674
               16,950          RadioShack Corp.                                  317,643
                8,850    @     ShopKo Stores, Inc.                               110,183
                5,325    @     Sports Authority, Inc.                             37,275
               24,850    @     Staples, Inc.                                     454,755
               14,000          Target Corp.                                      420,000
               15,000    @     United Auto Group, Inc.                           187,050
                3,650    @     Urban Outfitters, Inc.                             86,031
               56,950          Wal-Mart Stores, Inc.                           2,876,545
                                                                            ------------
                                                                               9,122,714
                                                                            ------------
                               SAVINGS & LOANS: 2.16%
               36,200          BankAtlantic Bancorp, Inc.                        342,090
                8,925          Downey Financial Corp.                            348,075
               10,925    @     FirstFed Financial Corp.                          316,279
               16,825          Flagstar Bancorp, Inc.                            363,420
                7,850          Golden West Financial Corp.                       563,708
               10,650          New York Community Bancorp, Inc.                  307,572
               30,850          Washington Mutual, Inc.                         1,065,251
                7,850          Webster Financial Corp.                           273,180
                                                                            ------------
                                                                               3,579,575
                                                                            ------------
                               SEMICONDUCTORS: 2.02%
               15,500    @     Applied Materials, Inc.                           201,965
                5,500   @,@@   ASML Holding NV                                    45,912
               17,950    @     Cirrus Logic, Inc.                                 51,696
               24,425    @     GlobespanVirata, Inc.                             107,714
                9,100    @@    Infineon Technologies AG                           66,707
               89,450          Intel Corp.                                     1,392,736
               18,000          Linear Technology Corp.                           462,960
               11,600    @     Novellus Systems, Inc.                            325,728
                  700    @@    Rohm Co. Ltd.                                      89,062

                 See Accompanying Notes to Financial Statements

ING VP
STRATEGIC
ALLOCATION
GROWTH
FUND

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                                   Value
-----------------------------------------------------------------------------------------
                               SEMICONDUCTORS (CONTINUED)
               21,700    @     Silicon Image, Inc.                          $    130,200
                2,400    @@    STMicroelectronics NV                              47,015
               25,200          Texas Instruments, Inc.                           378,252
                1,200    @@    Tokyo Electron Ltd.                                54,261
                                                                            ------------
                                                                               3,354,208
                                                                            ------------
                               SOFTWARE: 5.25%
                9,550          Automatic Data Processing                         374,837
               18,700    @     BMC Software, Inc.                                319,957
                3,700    @     Certegy, Inc.                                      90,835
               46,850    @     Compuware Corp.                                   224,880
               10,650    @     Dun & Bradstreet Corp.                            367,318
                7,450    @     Electronic Arts, Inc.                             370,786
               11,850          First Data Corp.                                  419,608
               14,225          Inter-Tel, Inc.                                   297,445
                8,400    @     Mercury Interactive Corp.                         249,060
               74,050    @     Microsoft Corp.                                 3,828,385
               47,600    @     Novell, Inc.                                      158,984
              139,500    @     Oracle Corp.                                    1,506,600
                   50    @     Peoplesoft, Inc.                                      915
                1,500    @@    SAP AG                                            118,797
               21,400    @     ScanSoft, Inc.                                    111,280
               35,550    @     Siebel Systems, Inc.                              265,914
                                                                            ------------
                                                                               8,705,601
                                                                            ------------
                               TELECOMMUNICATIONS: 4.51%
                   50    @     Andrew Corp.                                          514
               51,200    @     CIENA Corp.                                       263,168
              100,250    @     Cisco Systems, Inc.                             1,313,275
                7,700    @     Commonwealth Telephone Enterprises, Inc.          275,968
                1,500    @     Comverse Technology, Inc.                          15,030
               18,900    @@    Deutsche Telekom AG                               242,800
               32,150          Motorola, Inc.                                    278,098
                   28    @@    Nippon Telegraph & Telephone Corp.                101,617
               18,500    @@    Nokia OYJ ADR                                     286,750
                   54    @@    NTT DoCoMo, Inc.                                   99,579
               12,425    @     Polycom, Inc.                                     118,286
               13,700    @@    Royal KPN NV                                       89,077
               71,900          Sprint Corp.-FON Group                          1,041,112
               31,300    @@    Telecom Italia S.p.A.                             237,320
               62,900    @@    Telefonaktiebolaget LM Ericsson                    44,133
               14,000   @,@@   Telefonica SA                                     125,236
               61,900          Verizon Communications, Inc.                    2,398,625
              296,689    @@    Vodafone Group PLC                                540,792
                                                                            ------------
                                                                               7,471,380
                                                                            ------------
                               TOYS/GAMES/HOBBIES: 0.32%
               24,650          Mattel, Inc.                                      472,048
                  600    @@    Nintendo Co. Ltd.                                  56,029
                                                                            ------------
                                                                                 528,077
                                                                            ------------
                               TRANSPORTATION: 0.70%
                   23    @@    East Japan Railway Co.                            114,070
                3,300    @@    TPG NV                                             53,468
               15,700          United Parcel Service, Inc.                       990,356
                                                                            ------------
                                                                               1,157,894
                                                                            ------------
                               VENTURE CAPITAL: 0.01%
                  300    @@    Jafco Co. Ltd.                                     12,959
                                                                            ------------
                                                                                  12,959
                                                                            ------------

       Shares                                                                   Value
-----------------------------------------------------------------------------------------
                               WATER: 0.03%
                3,100    @@    Suez SA                                      $     53,771
                                                                            ------------
                                                                                  53,771
                                                                            ------------
                               Total Common Stock
                                (Cost $144,025,724)                          140,132,404
                                                                            ------------
      Principal
       Amount                                                                   Value
-----------------------------------------------------------------------------------------
CORPORATE BONDS: 1.28%
                               AEROSPACE/DEFENSE: 0.11%
     $         15,000          Lockheed Martin Corp.,
                                8.200%, due 12/01/09                              18,562
               40,000          Raytheon Co.,
                                6.150%, due 11/01/08                              43,206
              100,000          United Technologies Corp.,
                                7.125%, due 11/15/10                             117,486
                                                                            ------------
                                                                                 179,254
                                                                            ------------
                               AUTO MANUFACTURERS: 0.02%
               33,000          DaimlerChrysler NA Holding Corp.,
                                7.200%, due 09/01/09                              36,736
                                                                            ------------
                                                                                  36,736
                                                                            ------------
                               BANKS: 0.10%
               35,000          Bank of America Corp.,
                                4.875%, due 09/15/12                              35,446
               20,000          Bank One Corp.,
                                6.500%, due 02/01/06                              22,108
               60,000          Mellon Bank NA,
                                7.625%, due 09/15/07                              70,658
               35,000          Wachovia Bank,
                                7.875%, due 02/15/10                              42,062
                                                                            ------------
                                                                                 170,274
                                                                            ------------
                               BEVERAGES: 0.08%
               11,000          Anheuser-Busch Cos., Inc.,
                                6.500%, due 02/01/43                              12,410
               27,000          Coors Brewing Co.,
                                6.375%, due 05/15/12                              30,228
               85,000    #     Pepsi Bottling Holdings, Inc.,
                                5.375%, due 02/17/04                              88,502
                                                                            ------------
                                                                                 131,140
                                                                            ------------
                               COSMETICS/PERSONAL CARE: 0.02%
               22,000          Colgate-Palmolive Co.,
                                5.980%, due 04/25/12                              24,555
               12,000          Procter & Gamble Co.,
                                6.875%, due 09/15/09                              14,174
                                                                            ------------
                                                                                  38,729
                                                                            ------------
                               DIVERSIFIED FINANCIAL SERVICES: 0.42%
               75,000          American Express Credit Corp.,
                                4.250%, due 02/07/05                              77,939
               32,000          Associates Corp. of N. America,
                                6.950%, due 11/01/18                              36,350
               35,000          Boeing Capital Corp.,
                                7.100%, due 09/27/05                              37,936
               50,000          Citigroup, Inc.,
                                7.250%, due 10/01/10                              58,131
              130,000          Countrywide Home Loans, Inc.,
                                4.250%, due 12/19/07                             131,719
               37,000          Ford Motor Credit Co.,
                                7.375%, due 10/28/09                              36,720

                 See Accompanying Notes to Financial Statements

ING VP
STRATEGIC
ALLOCATION
GROWTH
FUND

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


      Principal
       Amount                                                                   Value
-----------------------------------------------------------------------------------------
                               DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
     $         34,000          Ford Motor Credit Co.,
                                7.500%, due 03/15/05                        $     34,706
               32,000          Ford Motor Credit Co.,
                                7.875%, due 06/15/10                              32,245
               60,000          General Electric Capital Corp.,
                                5.000%, due 06/15/07                              63,594
               45,000          General Electric Capital Corp.,
                                5.450%, due 01/15/13                              46,833
               23,000          General Motors Acceptance Corp.,
                                7.625%, due 06/15/04                              24,159
               36,000          General Motors Acceptance Corp.,
                                7.750%, due 01/19/10                              37,739
                8,000          General Motors Acceptance Corp.,
                                8.000%, due 11/01/31                               8,066
               29,000          Goldman Sachs Group, Inc.,
                                6.600%, due 01/15/12                              32,100
               15,000          Household Finance Corp.,
                                7.875%, due 03/01/07                              16,771
               15,000          Textron Financial Corp.,
                                7.125%, due 12/09/04                              16,060
                                                                            ------------
                                                                                 691,068
                                                                            ------------
                               ELECTRIC: 0.10%
               15,000          Boston Edison Co.,
                                4.875%, due 10/15/12                              15,146
                9,000          Dominion Resources, Inc.,
                                6.250%, due 06/30/12                               9,578
               20,000          Duke Energy Corp.,
                                7.375%, due 03/01/10                              22,159
               40,000          Florida Power & Light Co.,
                                4.850%, due 02/01/13                              40,943
               36,000          Georgia Power Co.,
                                4.875%, due 07/15/07                              37,977
               24,000    #     Pepco Holdings, Inc.,
                                6.450%, due 08/15/12                              25,460
               14,000          PSEG Power LLC,
                                6.950%, due 06/01/12                              14,244
                                                                            ------------
                                                                                 165,507
                                                                            ------------
                               FOOD: 0.14%
               55,000          Archer-Daniels-Midland Co.,
                                5.935%, due 10/01/32                              55,071
               24,000          ConAgra Foods, Inc.,
                                7.500%, due 09/15/05                              26,917
               28,000          General Mills, Inc.,
                                5.125%, due 02/15/07                              29,776
               32,000          Kellogg Co.,
                                7.450%, due 04/01/31                              39,107
               30,000          Kraft Foods, Inc.,
                                6.500%, due 11/01/31                              33,078
               10,000          Safeway, Inc.,
                                5.800%, due 08/15/12                              10,483
               27,000          Unilever Capital Corp.,
                                6.875%, due 11/01/05                              30,296
                                                                            ------------
                                                                                 224,728
                                                                            ------------
                               INSURANCE: 0.04%
               55,000          Allstate Corp.,
                                7.875%, due 05/01/05                              61,515
                                                                            ------------
                                                                                  61,515
                                                                            ------------

      Principal
       Amount                                                                   Value
-----------------------------------------------------------------------------------------
                               MACHINERY -- DIVERSIFIED: 0.01%
     $         12,000          Dover Corp.,
                                6.450%, due 11/15/05                        $     13,271
                                                                            ------------
                                                                                  13,271
                                                                            ------------
                               OIL & GAS: 0.06%
                7,000    @@    Canadian Natural Resources Ltd.,
                                5.450%, due 10/01/12                               7,231
               40,000          Conoco Funding Co.,
                                5.450%, due 10/15/06                              43,212
               37,000          Conoco, Inc.,
                                5.900%, due 04/15/04                              38,743
                6,000          Devon Energy Corp.,
                                7.950%, due 04/15/32                               7,236
                                                                            ------------
                                                                                  96,422
                                                                            ------------
                               PHARMACEUTICALS: 0.02%
               29,000          Abbott Laboratories,
                                5.625%, due 07/01/06                              31,729
                                                                            ------------
                                                                                  31,729
                                                                            ------------
                               PIPELINES: 0.02%
               18,000          Duke Energy Field Services LLC,
                                7.875%, due 08/16/10                              19,083
               17,000          Tennessee Gas Pipeline Co.,
                                7.000%, due 10/15/28                              13,130
                                                                            ------------
                                                                                  32,213
                                                                            ------------
                               REGIONAL (STATE/PROVINCE): 0.05%
               37,000    @@    Province of Ontario,
                                6.000%, due 02/21/06                              40,677
               40,000    @@    Province of Quebec,
                                7.500%, due 09/15/29                              50,080
                                                                            ------------
                                                                                  90,757
                                                                            ------------
                               RETAIL: 0.04%
               15,000          May Department Stores Co.,
                                6.900%, due 01/15/32                              15,648
               15,000          Target Corp.,
                                7.000%, due 07/15/31                              17,048
               29,000          Wal-Mart Stores, Inc.,
                                6.875%, due 08/10/09                              34,207
                                                                            ------------
                                                                                  66,903
                                                                            ------------
                               SOVEREIGN: 0.01%
               12,000    @@    Mexico Government Intl. Bond,
                                8.000%, due 09/24/22                              12,450
                                                                            ------------
                                                                                  12,450
                                                                            ------------
                               TELECOMMUNICATIONS: 0.04%
               60,000          Verizon Global Funding Corp.,
                                7.375%, due 09/01/12                              69,179
                                                                            ------------
                                                                                  69,179
                                                                            ------------
                               Total Corporate Bonds
                                (Cost $1,955,115)                              2,111,875
                                                                            ------------

                 See Accompanying Notes to Financial Statements

ING VP
STRATEGIC
ALLOCATION
GROWTH
FUND

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


      Principal
       Amount                                                                   Value
-----------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS: 7.39%
                               U.S. TREASURY BONDS: 1.40%
     $        398,000          5.250%, due 02/15/29                         $    416,019
              433,000          6.125%, due 08/15/29                              508,471
              725,000          8.125%, due 05/15/21                            1,019,220
              266,000          8.125%, due 08/15/21                              374,416
                                                                            ------------
                                                                               2,318,126
                                                                            ------------
                               U.S. TREASURY NOTES: 5.99%
            2,275,000          1.875%, due 09/30/04                            2,291,619
            1,435,000          3.000%, due 01/31/04                            1,462,132
               35,000          3.000%, due 02/29/04                               35,708
            1,008,000          3.000%, due 11/15/07                            1,020,443
               48,000          3.375%, due 04/30/04                               49,314
            1,323,000          4.000%, due 11/15/12                            1,342,123
              460,000          4.250%, due 05/31/03                              465,894
              453,000          4.625%, due 05/15/06                              488,710
               46,000          4.750%, due 02/15/04                               47,815
              194,000          5.000%, due 02/15/11                              213,218
              224,000          5.000%, due 08/15/11                              245,700
              785,000          5.625%, due 05/15/08                              890,853
              252,000          5.750%, due 11/15/05                              278,647
              576,000          5.875%, due 11/15/04                              622,283
              164,000          6.000%, due 08/15/09                              190,727
              251,000          6.500%, due 08/15/05                              280,826
                                                                            ------------
                                                                               9,926,012
                                                                            ------------
                               Total U.S. Treasury Obligations
                                (Cost $11,663,021)                            12,244,138
                                                                            ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 4.50%
                               FEDERAL HOME LOAN MORTGAGE CORPORATION: 0.21%
              212,815          6.000%, due 06/01/28                              221,056
              124,850          7.500%, due 12/01/11                              133,254
                                                                            ------------
                                                                                 354,310
                                                                            ------------
                               FEDERAL NATIONAL MORTGAGE ASSOCIATION: 3.34%
              300,000          5.500%, due 01/25/18                              310,875
              470,000          6.000%, due 02/25/18                              491,297
            1,000,000          6.000%, due 02/25/33                            1,033,750
            1,550,000          6.500%, due 02/25/33                            1,613,938
              326,239          6.500%, due 11/01/13                              345,729
              324,404          6.500%, due 11/01/27                              338,846
              810,000          7.000%, due 02/25/33                              852,019
               72,967          7.500%, due 07/01/11                               77,962
              431,955          8.500%, due 09/01/26                              469,959
                                                                            ------------
                                                                               5,534,375
                                                                            ------------
                               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 0.95%
              230,000          6.000%, due 02/15/33                              239,272
              283,023          6.500%, due 01/15/29                              297,506
              210,000          6.500%, due 02/15/33                              220,303
                8,087          7.000%, due 01/15/28                                8,590
              214,001          7.000%, due 01/15/28                              227,316
              282,779          7.000%, due 02/15/28                              300,373
                8,898          7.000%, due 02/15/28                                9,452
               49,126          7.000%, due 04/15/26                               52,312
               44,177          7.000%, due 04/15/26                               47,042
              151,099          8.000%, due 07/15/24                              165,149
                                                                            ------------
                                                                               1,567,315
                                                                            ------------
                               Total U.S. Government Agency Obligations
                                (Cost $7,268,270)                              7,456,000
                                                                            ------------

      Principal
       Amount                                                                   Value
-----------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.77%
                               CREDIT CARD ABS: 0.09%
     $        130,000          Chemical Master Credit Card Trust 1,
                                7.090%, due 02/15/09                        $    146,110
                                                                            ------------
                               DIVERSIFIED FINANCIAL SERVICES: 0.68%
            1,100,000          Core Investment Grade Bond Trust I, 4.727%,
                                due 11/30/07                                   1,118,860
                                                                            ------------
                               Total Collateralized Mortgage Obligations
                                (Cost $1,235,321)                              1,264,970
                                                                            ------------
                               Total Long-Term Investments
                                (Cost $166,147,451)                          163,209,387
                                                                            ------------
SHORT-TERM INVESTMENTS: 3.98%
                        COMMERCIAL PAPER: 1.20%
              300,000   CIT Group, Inc.,
                          1.400%, due 01/14/03                                   299,860
            1,700,000   Household Finance Corp.,
                          1.560%, due 01/14/03                                 1,699,116
                                                                            ------------
                                                                               1,998,976
                                                                            ------------
                        REPURCHASE AGREEMENT: 2.78%
            4,604,000   State Street Repurchase Agreement dated 12/31/02,
                        1.200% due 01/02/03, $4,604,307 to be received
                        upon repurchase (Collateralized by $4,415,000
                        FNMA, 4.625% Market Value $4,700,469 due 08/13/04)
                                                                               4,604,000
                                                                            ------------
                        Total Short-Term Investments
                         (Cost $6,602,976)                                     6,602,976
                                                                            ------------

                         TOTAL INVESTMENTS IN SECURITIES            102.46%  $169,812,363
                          (COST $172,750,427)*
                        OTHER ASSETS AND LIABILITIES-NET             -2.46%    (4,079,746)
                                                                    -------  ------------
                        NET ASSETS                                  100.00%  $165,732,617
                                                                    =======  ============

 @    Non-income producing security
 @@   Foreign Issuer
 ADR  American Depository Receipt
 #    Securities with purchases pursuant to Rule 144A, under the
      Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These
      securities have been determined to be liquid under the
      guidelines established by the Portfolio's Board of
      Directors.
 A    Related Party
 **   Less than one share
 *    Cost for federal income tax purposes is $176,713,812. Net
      unrealized depreciation consists of:

                        Gross Unrealized Appreciation                               $ 2,291,531
                        Gross Unrealized Depreciation                                (9,192,981)
                                                                                    -----------
                        Net Unrealized Depreciation                                 $(6,901,450)
                                                                                    ===========

                 See Accompanying Notes to Financial Statements

ING VP
STRATEGIC
ALLOCATION
BALANCED
FUND

                PORTFOLIO OF INVESTMENTS as of December 31, 2002
--------------------------------------------------------------------------------


       Shares                                                                    Value
------------------------------------------------------------------------------------------
COMMON STOCK: 64.54%
                               ADVERTISING: 0.02%
                4,600    @@    WPP Group PLC                                 $     35,131
                                                                             ------------
                                                                                   35,131
                                                                             ------------
                               AEROSPACE/DEFENSE: 1.23%
                3,350    @     Alliant Techsystems, Inc.                          208,872
                9,400          Boeing Co.                                         310,106
                3,500          Goodrich Corp.                                      64,120
                5,200          Lockheed Martin Corp.                              300,300
                   23          Northrop Grumman Corp.                               2,242
               13,700          Rockwell Collins, Inc.                             318,662
               11,850          United Technologies Corp.                          733,989
                                                                             ------------
                                                                                1,938,291
                                                                             ------------
                               AIRLINES: 0.02%
                2,425    @     ExpressJet Holdings, Inc.                           24,856
                                                                             ------------
                                                                                   24,856
                                                                             ------------
                               APPAREL: 0.75%
                7,650    @     Jones Apparel Group, Inc.                          271,116
               15,350          Liz Claiborne, Inc.                                455,128
                5,600    @     Reebok Intl. Ltd.                                  164,640
                8,025    @     Skechers U.S.A., Inc.                               68,132
                6,500          VF Corp                                            234,325
                                                                             ------------
                                                                                1,193,341
                                                                             ------------
                               AUTO MANUFACTURERS: 0.61%
                1,600    @@    Bayerische Motoren Werke AG                         48,525
                1,300    @@    DaimlerChrysler AG                                  40,013
               51,200          Ford Motor Co.                                     476,160
                5,250          General Motors Corp.                               193,515
                1,200    @@    Honda Motor Co. Ltd.                                44,358
                6,000    @@    Nissan Motor Co. Ltd.                               46,783
                   25          Paccar, Inc                                          1,153
                4,400    @@    Toyota Motor Corp.                                 118,188
                                                                             ------------
                                                                                  968,695
                                                                             ------------
                               AUTO PARTS & EQUIPMENT: 0.45%
                6,125    @     American Axle & Manufacturing Holdings, Inc.       143,447
                2,000    @@    Bridgestone Corp.                                   24,756
                6,650          Cooper Tire & Rubber Co.                           102,011
               15,800          Dana Corp.                                         185,808
                8,275    @     Dura Automotive Systems, Inc.                       83,081
               25,050          Goodyear Tire & Rubber Co.                         170,590
                                                                             ------------
                                                                                  709,693
                                                                             ------------
                               BANKS: 4.07%
                7,500    @@    Australia & New Zealand Banking Group Ltd.          73,228
                9,500    @@    Banco Bilbao Vizcaya Argentaria SA                  90,859
                1,600    @@    Banco Popular Espanol                               65,389
               24,900          Bank of America Corp.                            1,732,293
                3,800    @@    Bank of Ireland                                     38,974
               13,350          Bank One Corp.                                     487,942
                1,700    @@    BNP Paribas                                         69,226
                7,850          Comerica, Inc.                                     339,434
                3,100   @,@@   Credit Suisse Group                                 67,240
                5,000    @@    DBS Group Holdings Ltd.                             31,707
                  900    @@    Deutsche Bank AG                                    41,434
                2,800    @@    Dexia                                               34,737
                4,100    @@    Fortis                                              72,234
               14,150          Hibernia Corp.                                     272,529
               15,800    @@    HSBC Holdings PLC                                  174,578

------------------------------------------------------------------------------------------
       Shares                                                                    Value
               15,000          Huntington Bancshares, Inc.                   $    280,650
                8,400    @@    Lloyds TSB Group PLC                                60,298
                    8    @@    Mitsubishi Tokyo Financial Group, Inc.              43,449
                4,900    @@    National Australia Bank Ltd.                        87,550
               10,250          Regions Financial Corp.                            341,940
                5,515    @@    Royal Bank of Scotland Group PLC                   132,081
                  600    @@    Societe Generale                                    34,922
                    8   @,@@   Sumitomo Mitsui Financial Group, Inc.               24,992
                2,200   @,@@   UBS AG                                             106,890
               18,200    @@    UniCredito Italiano S.p.A.                          72,719
               11,400          Union Planters Corp.                               320,796
               14,250          Wachovia Corp.                                     519,270
               17,550          Wells Fargo & Co.                                  822,569
                                                                             ------------
                                                                                6,439,930
                                                                             ------------
                               BEVERAGES: 1.65%
                8,950          Anheuser-Busch Cos., Inc.                          433,180
               25,850          Coca-Cola Co.                                    1,132,747
                6,050    @     Constellation Brands, Inc.                         143,445
                6,100    @@    Diageo PLC                                          66,271
                2,500    @@    Interbrew                                           58,989
               18,450          PepsiCo, Inc.                                      778,959
                                                                             ------------
                                                                                2,613,591
                                                                             ------------
                               BIOTECHNOLOGY: 0.50%
               13,400    @     Amgen, Inc.                                        647,756
                4,500    @     Invitrogen Corp.                                   140,985
                                                                             ------------
                                                                                  788,741
                                                                             ------------
                               BUILDING MATERIALS: 0.07%
                1,900    @@    CRH PLC                                             23,313
                  160    @@    Holcim Ltd.                                         29,036
                4,000    @@    Tostem Inax Holding Corp.                           60,626
                                                                             ------------
                                                                                  112,975
                                                                             ------------
                               CHEMICALS: 0.56%
                7,775          Ashland, Inc.                                      221,821
                  800    @@    BASF AG                                             30,119
               10,350          Du Pont EI de Nemours & Co.                        438,840
               15,550          Hercules, Inc.                                     136,840
                1,700    @@    Shin-Etsu Chemical Co. Ltd.                         55,684
                                                                             ------------
                                                                                  883,304
                                                                             ------------
                               COMMERCIAL SERVICES: 0.54%
                8,425    @     Corporate Executive Board Co.                      268,926
                4,000    @@    Dai Nippon Printing Co. Ltd.                        44,224
                7,950          H&R Block, Inc.                                    319,590
                4,350    @     Rent-A-Center, Inc.                                217,283
                                                                             ------------
                                                                                  850,023
                                                                             ------------
                               COMPUTERS: 2.25%
               49,550    @     Dell Computer Corp.                              1,324,967
               74,900    @     EMC Corp.-Mass                                     459,886
                6,225    @     Fidelity National Information Solutions,
                                Inc.                                              107,381
                3,000    @@    Fujitsu Ltd.                                         8,563
               60,350          Hewlett-Packard Co.                              1,047,676
                1,200    @@    Hitachi Information Systems Ltd.                    28,343
                5,100    @     Lexmark Intl., Inc.                                308,550
                  100    @@    Obic Co. Ltd.                                       17,388
                5,125    @     Synopsys, Inc.                                     236,519
                  600    @@    TDK Corp.                                           24,150
                                                                             ------------
                                                                                3,563,423
                                                                             ------------

                 See Accompanying Notes to Financial Statements

ING VP
STRATEGIC
ALLOCATION
BALANCED
FUND

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                                    Value
------------------------------------------------------------------------------------------
                               COSMETICS/PERSONAL CARE: 1.67%
               25,700          Gillette Co.                                  $    780,252
                2,000    @@    Kao Corp.                                           43,870
               21,200          Procter & Gamble Co.                             1,821,928
                                                                             ------------
                                                                                2,646,050
                                                                             ------------
                               DISTRIBUTION/WHOLESALE: 0.28%
               64,000    @@    Li & Fung Ltd.                                      60,729
                6,000    @@    Mitsui & Co. Ltd.                                   27,989
                2,825    @     Scansource, Inc.                                   139,273
                7,850    @     Tech Data Corp.                                    211,636
                                                                             ------------
                                                                                  439,627
                                                                             ------------
                               DIVERSIFIED FINANCIAL SERVICES: 4.82%
                6,025    @     Affiliated Managers Group                          303,057
               13,800          American Express Co.                               487,830
                5,550          Bear Stearns Cos., Inc.                            329,670
               10,550          Capital One Financial Corp.                        313,546
               52,250          Citigroup, Inc.                                  1,838,677
                7,150          Countrywide Financial Corp.                        369,297
               19,050          Fannie Mae                                       1,225,486
               14,850          Freddie Mac                                        876,892
               22,000          JP Morgan Chase & Co.                              528,000
               34,600          MBNA Corp.                                         658,092
               11,350          Morgan Stanley                                     453,092
                4,000    @@    Nomura Holdings, Inc.                               44,931
                  400    @@    ORIX Corp.                                          25,766
               26,950    @     Providian Financial Corp.                          174,906
                                                                             ------------
                                                                                7,629,242
                                                                             ------------
                               ELECTRIC: 1.67%
               17,150          Allegheny Energy, Inc.                             129,654
               19,950          CMS Energy Corp.                                   188,328
                3,050          Dominion Resources, Inc.                           167,445
                6,700          DTE Energy Co.                                     310,880
                9,250          Duke Energy Corp.                                  180,745
                2,200    @@    E.ON AG                                             88,594
               18,350    @     Edison Intl.                                       217,447
                9,500    @@    Enel S.p.A.                                         49,415
                9,200          Exelon Corp.                                       485,484
                2,600    @@    Iberdrola SA                                        36,400
               13,063    @@    National Grid Transco PLC                           95,979
               18,250    @     PG&E Corp.                                         253,675
                8,225          PNM Resources, Inc.                                195,920
                7,150          Southern Co.                                       202,989
                2,400    @@    Tohoku Electric Power Co., Inc.                     35,305
                                                                             ------------
                                                                                2,638,260
                                                                             ------------
                               ELECTRICAL COMPONENTS & EQUIPMENT: 0.19%
               16,750    @     American Power Conversion                          253,762
                7,000    @@    Hitachi Ltd.                                        26,819
                2,000    @@    Sharp Corp.                                         18,979
                                                                             ------------
                                                                                  299,560
                                                                             ------------
                               ELECTRONICS: 0.45%
                6,100          AVX Corp.                                           59,780
               13,600    @     Jabil Circuit, Inc.                                243,712
                  100    @@    Keyence Corp.                                       17,388
                3,300    @@    Koninklijke Philips Electronics NV                  57,794
                  500    @@    Kyocera Corp.                                       29,092
                7,300   @,@@   Mettler Toledo Intl., Inc.                         234,038
                  500    @@    Secom Co. Ltd.                                      17,135
               12,725    @     Solectron Corp.                                     45,174
                                                                             ------------
                                                                                  704,113
                                                                             ------------

------------------------------------------------------------------------------------------
       Shares                                                                    Value
                               ENGINEERING & CONSTRUCTION: 0.13%
                6,700          Fluor Corp.                                   $    187,600
               11,000    @@    Kajima Corp.                                        24,545
                                                                             ------------
                                                                                  212,145
                                                                             ------------
                               ENTERTAINMENT: 0.11%
                6,075    @     Argosy Gaming Co.                                  115,000
                2,225    @     GTECH Holdings Corp.                                61,988
                                                                             ------------
                                                                                  176,988
                                                                             ------------
                               ENVIRONMENTAL CONTROL: 0.11%
               17,850    @     Allied Waste Industries, Inc.                      178,500
                                                                             ------------
                                                                                  178,500
                                                                             ------------
                               FOOD: 0.67%
                2,000    @@    Ajinomoto Co., Inc.                                 20,866
                1,600    @@    Carrefour SA                                        71,194
                8,725    @     Chiquita Brands Intl., Inc.                        115,693
               16,425    @@    Fresh Del Monte Produce                            310,597
               62,900    @@    Goodman Fielder Ltd.                                63,007
                  400    @@    Groupe Danone                                       53,777
                3,000    @@    Kikkoman Corp.                                      20,790
                2,200    @@    Metro AG                                            52,487
                  800    @@    Nestle SA                                          169,474
                1,512    @@    Numico NV ADR                                       19,028
               13,000    @@    Tesco PLC                                           40,592
                1,900    @@    Unilever NV ADR                                    116,663
                                                                             ------------
                                                                                1,054,168
                                                                             ------------
                               FOOD SERVICE: 0.03%
                7,700    @@    Compass Group PLC                                   40,897
                                                                             ------------
                                                                                   40,897
                                                                             ------------
                               FOREST PRODUCTS & PAPER: 0.30%
                5,950          International Paper Co.                            208,071
                9,900          Plum Creek Timber Co., Inc.                        233,640
                2,900    @@    Stora Enso Oyj                                      30,564
                                                                             ------------
                                                                                  472,275
                                                                             ------------
                               GAS: 0.32%
                6,550          Nicor, Inc.                                        222,897
               10,825          Northwestern Corp.                                  54,991
                4,300          Peoples Energy Corp.                               166,195
                   50          Sempra Energy                                        1,183
               17,000    @@    Tokyo Gas Co. Ltd.                                  53,250
                                                                             ------------
                                                                                  498,516
                                                                             ------------
                               HAND/MACHINE TOOLS: 0.19%
                6,400          Black & Decker Corp.                               274,496
                  700    @@    Schneider Electric SA                               33,100
                                                                             ------------
                                                                                  307,596
                                                                             ------------
                               HEALTHCARE -- PRODUCTS: 2.58%
               13,250          Becton Dickinson & Co.                             406,642
               10,000          Cooper Cos., Inc.                                  250,200
                6,400          CR Bard, Inc.                                      371,200
                6,875    @     Edwards Lifesciences Corp.                         175,106
               12,550    @     Guidant Corp.                                      387,167
                3,075    @     Immucor, Inc.                                       62,269
               31,050          Johnson & Johnson                                1,667,696
                8,450    @     Respironics, Inc.                                  257,142
                8,700    @     St. Jude Medical, Inc.                             345,564
                3,025    @     Varian Medical Systems, Inc.                       150,040
                                                                             ------------
                                                                                4,073,026
                                                                             ------------

                 See Accompanying Notes to Financial Statements

ING VP
STRATEGIC
ALLOCATION
BALANCED
FUND

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                                    Value
------------------------------------------------------------------------------------------
                               HEALTHCARE -- SERVICES: 1.13%
                7,850    A     Aetna, Inc.                                   $    322,792
                6,100    @     Anthem, Inc.                                       383,690
                8,000          UnitedHealth Group, Inc.                           668,000
                5,800    @     WellPoint Health Networks                          412,728
                                                                             ------------
                                                                                1,787,210
                                                                             ------------
                               HOLDING COMPANIES -- DIVERSIFIED: 0.07%
               11,000    @@    Hutchison Whampoa Ltd.                              68,833
                1,100    @@    LVMH Moet Hennessy Louis Vuitton SA                 45,162
                                                                             ------------
                                                                                  113,995
                                                                             ------------
                               HOME BUILDERS: 0.27%
                3,900          Centex Corp.                                       195,780
                5,250          KB Home                                            224,963
                                                                             ------------
                                                                                  420,743
                                                                             ------------
                               HOME FURNISHINGS: 0.07%
                6,000    @@    Matsushita Electric Industrial Co. Ltd.             59,111
                1,200    @@    Sony Corp.                                          50,118
                                                                             ------------
                                                                                  109,229
                                                                             ------------
                               HOUSEHOLD PRODUCTS/WARES: 0.70%
               25,225    @     American Greetings                                 398,555
                5,450          Avery Dennison Corp.                               332,886
                9,000          Clorox Co.                                         371,250
                                                                             ------------
                                                                                1,102,691
                                                                             ------------
                               INSURANCE: 2.26%
                4,500    @@    Aegon NV                                            57,857
                  300    @@    Allianz AG                                          28,519
               26,200          American Intl. Group                             1,515,670
                3,100    @@    Assicurazioni Generali S.p.A.                       63,719
                7,400    @@    Aviva PLC                                           52,763
                3,700    @@    AXA                                                 49,628
                7,100          Cigna Corp.                                        291,952
                7,375          First American Corp.                               163,725
                6,100          MGIC Investment Corp.                              251,930
                    5   @,@@   Millea Holdings, Inc.                               35,955
                  300    @@    Muenchener Rueckversicherungs AG                    35,866
                8,000          Progressive Corp.                                  397,040
                  650    @@    Swiss Reinsurance                                   42,625
               33,865    @     Travelers Property Casualty Corp.                  496,122
                  900    @@    Zurich Financial Services AG                        83,942
                                                                             ------------
                                                                                3,567,313
                                                                             ------------
                               INTERNET: 0.22%
                4,600    @     j2 Global Communications, Inc.                      87,584
                2,600    @     Overture Services, Inc.                             71,006
               24,950    @     Riverstone Networks, Inc.                           52,894
                3,625    @     United Online, Inc.                                 57,786
                9,200    @     VeriSign, Inc.                                      73,784
                                                                             ------------
                                                                                  343,054
                                                                             ------------
                               IRON/STEEL: 0.41%
               23,300          Allegheny Technologies, Inc.                       145,159
               30,000    @@    Nippon Steel Corp.                                  35,113
                5,700          Nucor Corp.                                        235,410
                2,300    @@    ThyssenKrupp AG                                     25,905
               16,250          United States Steel Corp.                          213,200
                                                                             ------------
                                                                                  654,787
                                                                             ------------

------------------------------------------------------------------------------------------
       Shares                                                                    Value
                               LEISURE TIME: 0.29%
               10,825    @     Bally Total Fitness Holding Corp.             $     76,749
                7,000          Brunswick Corp.                                    139,020
                4,250          Polaris Industries, Inc.                           249,050
                                                                             ------------
                                                                                  464,819
                                                                             ------------
                               LODGING: 0.19%
                7,700    @     Harrah's Entertainment, Inc.                       304,920
                                                                             ------------
                                                                                  304,920
                                                                             ------------
                               MACHINERY -- DIVERSIFIED: 0.00%
                   50          Rockwell Automation, Inc.                            1,036
                                                                             ------------
                                                                                    1,036
                                                                             ------------
                               MEDIA: 1.13%
                5,350    @     Clear Channel Communications, Inc.                 199,501
                6,700    @     Entercom Communications Corp.                      314,364
                3,850          Meredith Corp.                                     158,274
                6,200    @@    Pearson PLC                                         57,329
                5,500    @@    Reed Elsevier PLC                                   47,094
               16,650    @     Viacom, Inc.                                       678,654
               20,500          Walt Disney Co.                                    334,355
                                                                             ------------
                                                                                1,789,571
                                                                             ------------
                               METAL FABRICATE/HARDWARE: 0.12%
                5,650          Quanex Corp.                                       189,275
                                                                             ------------
                                                                                  189,275
                                                                             ------------
                               MINING: 0.17%
               16,500    @@    BHP Billiton Ltd.                                   94,247
                8,500    @@    BHP Billiton PLC                                    45,386
                4,250          Newmont Mining Corp.                               123,378
                                                                             ------------
                                                                                  263,011
                                                                             ------------
                               MISCELLANEOUS MANUFACTURING: 2.92%
                4,250          3M Co.                                             524,025
               13,125          Crane Co.                                          261,581
               10,300          Eastman Kodak Co.                                  360,912
                2,000    @@    Fuji Photo Film Co. Ltd.                            65,173
              103,403          General Electric Co.                             2,517,863
                4,175          Harsco Corp.                                       133,141
               41,000    @@    Invensys PLC                                        34,974
                5,200          ITT Industries, Inc.                               315,588
               11,000    @@    Mitsubishi Heavy Industries Ltd.                    26,861
                1,200    @@    Siemens AG                                          50,967
                7,650          Textron, Inc.                                      328,874
                                                                             ------------
                                                                                4,619,959
                                                                             ------------
                               OFFICE/BUSINESS EQUIPMENT: 0.15%
                2,000    @@    Canon, Inc.                                         75,278
               23,625          IKON Office Solutions, Inc.                        168,919
                                                                             ------------
                                                                                  244,197
                                                                             ------------
                               OIL & GAS: 3.01%
                5,000          Amerada Hess Corp.                                 275,250
                6,270          Apache Corp.                                       357,327
               16,400    @@    BG Group PLC                                        70,741
               36,863    @@    BP PLC                                             253,343
                7,050          ConocoPhillips                                     341,149
                3,400    @@    ENI-Ente Nazionale Idrocarburi S.p.A.               54,019
               70,200          Exxon Mobil Corp.                                2,452,788
                6,300    @@    Royal Dutch Petroleum Co.                          277,156
                1,500    @@    Total Fina Elf SA                                  214,092

                 See Accompanying Notes to Financial Statements

ING VP
STRATEGIC
ALLOCATION
BALANCED
FUND

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                                    Value
------------------------------------------------------------------------------------------
                               OIL & GAS (CONTINUED)
               14,850          Transocean, Inc.                              $    344,520
                4,600          XTO Energy, Inc.                                   113,620
                                                                             ------------
                                                                                4,754,005
                                                                             ------------
                               OIL & GAS SERVICES: 0.08%
               16,225    @     Veritas DGC, Inc.                                  128,178
                                                                             ------------
                                                                                  128,178
                                                                             ------------
                               PACKAGING & CONTAINERS: 0.45%
               11,600    @@    Amcor Ltd.                                          55,422
                5,000          Ball Corp.                                         255,950
               11,800    @     Owens-Illinois, Inc.                               172,044
               10,800    @     Pactiv Corp.                                       236,088
                                                                             ------------
                                                                                  719,504
                                                                             ------------
                               PHARMACEUTICALS: 3.40%
                6,925    @     AdvancePCS                                         153,804
                5,550          AmerisourceBergen Corp.                            301,420
                2,500    @@    AstraZeneca PLC                                     89,327
                1,700    @@    Aventis SA                                          92,349
                5,175    @     Express Scripts, Inc.                              248,607
                5,900    @@    GlaxoSmithKline PLC ADR                            221,014
                5,900    @     Medicis Pharmaceutical                             293,053
               23,450          Merck & Co., Inc.                                1,327,505
                5,500    @@    Novartis AG                                        200,618
               64,400          Pfizer, Inc.                                     1,968,708
                1,250    @@    Roche Holding AG                                    87,078
                  500    @@    Schering AG                                         21,761
                2,400    @@    Takeda Chemical Industries Ltd.                    100,236
                4,000    @@    Tanabe Seiyaku Co. Ltd.                             34,894
                8,600    @     Watson Pharmaceuticals, Inc.                       243,122
                                                                             ------------
                                                                                5,383,496
                                                                             ------------
                               REAL ESTATE: 0.16%
                9,000    @@    Cheung Kong Holdings Ltd.                           58,569
                5,275          LNR Property Corp.                                 186,735
                                                                             ------------
                                                                                  245,304
                                                                             ------------
                               REITS: 4.76%
                2,500          Alexandria Real Estate Equities, Inc.              106,500
                2,800          Apartment Investment & Management Co.              104,944
                7,340          Archstone-Smith Trust                              172,784
                6,600          Bedford Property Investors                         169,554
                8,200          Boston Properties, Inc.                            302,252
                8,600          Boykin Lodging Co.                                  80,238
                4,100          Capital Automotive REIT                             97,170
                9,350          CBL & Associates Properties, Inc.                  374,467
               11,025          Chelsea Property Group, Inc.                       367,243
                5,000          Colonial Properties Trust                          169,700
                6,300          Commercial Net Lease Realty                         96,579
               10,900          Corporate Office Properties Trust SBI MD           152,927
                6,100          Developers Diversified Realty Corp.                134,139
               16,672          Equity Office Properties Trust                     416,466
                9,100          Equity One, Inc.                                   121,485
               15,402          Equity Residential                                 378,581
                8,575          General Growth Properties, Inc.                    445,900
                6,400          Glenborough Realty Trust, Inc.                     114,048
                7,100          Hospitality Properties Trust                       249,920
               24,450    @     Host Marriott Corp.                                216,382
               14,400          HRPT Properties Trust                              118,656
                4,600          iStar Financial, Inc.                              129,030
                5,100          Keystone Property Trust                             86,547
                5,350          Kimco Realty Corp.                                 163,924
                5,900          Mack-Cali Realty Corp.                             178,770
                4,200          Mills Corp.                                        123,228

------------------------------------------------------------------------------------------
       Shares                                                                    Value
                5,900          National Health Investors, Inc.               $     95,698
                2,500          Pan Pacific Retail Properties, Inc.                 91,325
                3,500          Pennsylvania Real Estate Investment Trust           91,000
               11,000          Prologis                                           276,650
                4,100          PS Business Parks, Inc.                            130,380
                2,900          Public Storage, Inc.                                93,699
                8,300          Reckson Associates Realty Corp.                    174,715
                5,000          Regency Centers Corp.                              162,000
                9,200          Simon Property Group, Inc.                         313,444
                3,600          SL Green Realty Corp.                              113,760
                5,300          Sovran Self Storage, Inc.                          150,308
                3,700          Sun Communities, Inc.                              135,309
                5,800          Taubman Centers, Inc.                               94,134
               13,800          United Dominion Realty Trust, Inc.                 225,768
                8,500          Ventas, Inc.                                        97,325
                5,700          Vornado Realty Trust                               212,040
                                                                             ------------
                                                                                7,528,989
                                                                             ------------
                               RETAIL: 4.24%
                   25    @     Best Buy Co., Inc.                                     604
                   50    @     Big Lots, Inc.                                         661
               12,700          Dillard's, Inc.                                    201,422
               28,000          Gap, Inc.                                          434,560
               23,800          Home Depot, Inc.                                   570,248
                2,000    @@    Ito-Yokado Co. Ltd.                                 58,942
                5,875    @     Jack in the Box, Inc.                              101,579
               13,300          JC Penney Co., Inc.                                306,033
               19,100          Lowe's Cos., Inc.                                  716,250
               20,750          Ltd Brands                                         289,048
               14,900          McDonald's Corp.                                   239,592
                6,650    @     Movie Gallery, Inc.                                 86,450
               15,900    @     Office Depot, Inc.                                 234,684
                1,825    @     Panera Bread Co.                                    63,528
               11,300          RadioShack Corp.                                   211,762
                6,750    @     ShopKo Stores, Inc.                                 84,038
                4,125    @     Sports Authority, Inc.                              28,875
               18,400    @     Staples, Inc.                                      336,720
                9,000          Target Corp.                                       270,000
               11,425    @     United Auto Group, Inc.                            142,470
                2,775    @     Urban Outfitters, Inc.                              65,407
               44,800          Wal-Mart Stores, Inc.                            2,262,848
                                                                             ------------
                                                                                6,705,721
                                                                             ------------
                               SAVINGS & LOANS: 1.74%
               27,550          BankAtlantic Bancorp, Inc.                         260,347
                6,800          Downey Financial Corp.                             265,200
                8,325    @     FirstFed Financial Corp.                           241,009
               12,800          Flagstar Bancorp, Inc.                             276,480
                6,600          Golden West Financial Corp.                        473,946
                8,100          New York Community Bancorp, Inc.                   233,928
               22,800          Washington Mutual, Inc.                            787,284
                5,975          Webster Financial Corp.                            207,930
                                                                             ------------
                                                                                2,746,124
                                                                             ------------
                               SEMICONDUCTORS: 1.62%
               18,050    @     Applied Materials, Inc.                            235,191
                2,700   @,@@   ASML Holding NV                                     22,539
               13,675    @     Cirrus Logic, Inc.                                  39,384
               18,575    @     Globe Span Virata, Inc.                             81,916
                4,400   @,@@   Infineon Technologies AG                            32,254
               71,850          Intel Corp.                                      1,118,704
               13,400          Linear Technology Corp.                            344,648
                8,550    @     Novellus Systems, Inc.                             240,084
                  400    @@    Rohm Co. Ltd.                                       50,893
               16,500    @     Silicon Image, Inc.                                 99,000
                1,000    @@    STMicroelectronics NV                               19,590

                 See Accompanying Notes to Financial Statements

ING VP
STRATEGIC
ALLOCATION
BALANCED
FUND

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                                    Value
------------------------------------------------------------------------------------------
                               SEMICONDUCTORS (CONTINUED)
               17,300          Texas Instruments, Inc.                       $    259,673
                  500    @@    Tokyo Electron Ltd.                                 22,609
                                                                             ------------
                                                                                2,566,485
                                                                             ------------
                               SOFTWARE: 4.13%
                7,200          Automatic Data Processing                          282,600
               14,100    @     BMC Software, Inc.                                 241,251
                2,825    @     Certegy, Inc.                                       69,354
               35,350    @     Compuware Corp.                                    169,680
                8,100    @     Dun & Bradstreet Corp.                             279,369
                5,500    @     Electronic Arts, Inc.                              273,735
                8,550          First Data Corp.                                   302,755
               10,825          Inter-Tel, Inc.                                    226,351
                7,350    @     Mercury Interactive Corp.                          217,928
               55,150    @     Microsoft Corp.                                  2,851,255
               36,225    @     Novell, Inc.                                       120,992
              103,900    @     Oracle Corp.                                     1,122,120
                   50    @     Peoplesoft, Inc.                                       915
                  700    @@    SAP AG                                              55,438
               16,300    @     ScanSoft, Inc.                                      84,760
               30,950    @     Siebel Systems, Inc.                               231,506
                                                                             ------------
                                                                                6,530,009
                                                                             ------------
                               TELECOMMUNICATIONS: 3.29%
                   50    @     Andrew Corp.                                           514
               38,150    @     CIENA Corp.                                        196,091
               78,850    @     Cisco Systems, Inc.                              1,032,935
                5,850    @     Commonwealth Telephone Enterprises, Inc.           209,664
                1,100    @     Comverse Technology, Inc.                           11,022
                9,000    @@    Deutsche Telekom AG                                115,619
               23,700          Motorola, Inc.                                     205,005
                   14    @@    Nippon Telegraph & Telephone Corp.                  50,808
                8,700    @@    Nokia OYJ ADR                                      134,850
                   27    @@    NTT DoCoMo, Inc.                                    49,789
                9,475    @     Polycom, Inc.                                       90,202
                6,400    @@    Royal KPN NV                                        41,612
               55,150          Sprint Corp.-FON Group                             798,572
               14,900    @@    Telecom Italia S.p.A.                              112,973
               30,000    @@    Telefonaktiebolaget LM Ericsson                     21,049
                6,700   @,@@   Telefonica SA                                       59,934
               47,050          Verizon Communications, Inc.                     1,823,188
              140,931    @@    Vodafone Group PLC                                 256,883
                                                                             ------------
                                                                                5,210,710
                                                                             ------------
                               TOBACCO: 0.57%
               22,050          Philip Morris Cos., Inc.                           893,687
                                                                             ------------
                                                                                  893,687
                                                                             ------------
                               TOYS/GAMES/HOBBIES: 0.22%
               17,100          Mattel, Inc.                                       327,465
                  300    @@    Nintendo Co. Ltd.                                   28,014
                                                                             ------------
                                                                                  355,479
                                                                             ------------
                               TRANSPORTATION: 0.51%
                   11    @@    East Japan Railway Co.                              54,555
                1,600    @@    TPG NV                                              25,924
               11,550          United Parcel Service, Inc.                        728,574
                                                                             ------------
                                                                                  809,053
                                                                             ------------
                               VENTURE CAPITAL: 0.00%
                  100    @@    Jafco Co. Ltd.                                       4,320
                                                                             ------------
                                                                                    4,320
                                                                             ------------

------------------------------------------------------------------------------------------
       Shares                                                                    Value
                               WATER: 0.02%
                1,600    @@    Suez SA                                       $     27,753
                                                                             ------------
                                                                                   27,753
                                                                             ------------
                               Total Common Stock
                                (Cost $103,945,269)                           102,077,584
                                                                             ------------
      Principal
       Amount                                                                    Value
------------------------------------------------------------------------------------------
CORPORATE BONDS: 3.88%
                               AEROSPACE/DEFENSE: 0.23%
     $         50,000          Lockheed Martin Corp.,
                                8.200%, due 12/01/09                               61,875
              100,000          Raytheon Co.,
                                6.150%, due 11/01/08                              108,015
              160,000          United Technologies Corp.,
                                7.125%, due 11/15/10                              187,977
                                                                             ------------
                                                                                  357,867
                                                                             ------------
                               AUTO MANUFACTURERS: 0.06%
               87,000          DaimlerChrysler NA Holding Corp.,
                                7.200%, due 09/01/09                               96,850
                                                                             ------------
                                                                                   96,850
                                                                             ------------
                               BANKS: 0.28%
               90,000          Bank of America Corp.,
                                4.875%, due 09/15/12                               91,146
               65,000          Bank One Corp.,
                                6.500%, due 02/01/06                               71,851
              120,000          Mellon Bank NA,
                                7.625%, due 09/15/07                              141,316
              115,000          Wachovia Bank,
                                7.875%, due 02/15/10                              138,203
                                                                             ------------
                                                                                  442,516
                                                                             ------------
                               BEVERAGES: 0.27%
               29,000          Anheuser-Busch Cos., Inc.,
                                6.500%, due 02/01/43                               32,716
               78,000          Coors Brewing Co.,
                                6.375%, due 05/15/12                               87,325
              290,000    #     Pepsi Bottling Holdings, Inc.,
                                5.375%, due 02/17/04                              301,948
                                                                             ------------
                                                                                  421,989
                                                                             ------------
                               COSMETICS/PERSONAL CARE: 0.06%
               57,000          Colgate-Palmolive Co.,
                                5.980%, due 04/25/12                               63,620
               32,000          Procter & Gamble Co.,
                                6.875%, due 09/15/09                               37,797
                                                                             ------------
                                                                                  101,417
                                                                             ------------
                               DIVERSIFIED FINANCIAL SERVICES: 1.57%
              140,000          American Express Credit Corp.,
                                4.250%, due 02/07/05                              145,487
               87,000          Associates Corp. of N. America,
                                6.950%, due 11/01/18                               98,827
              115,000          Boeing Capital Corp.,
                                7.100%, due 09/27/05                              124,647
              160,000          Citigroup, Inc.,
                                7.250%, due 10/01/10                              186,020
              290,000          Countrywide Home Loans, Inc.,
                                4.250%, due 12/19/07                              293,834
               89,000          Ford Motor Credit Co.,
                                7.500%, due 03/15/05                               90,849

                 See Accompanying Notes to Financial Statements

ING VP
STRATEGIC
ALLOCATION
BALANCED
FUND

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


      Principal
       Amount                                                                    Value
------------------------------------------------------------------------------------------
                               DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
     $         93,000          Ford Motor Credit Co.,
                                7.375%, due 10/28/09                         $     92,296
               86,000          Ford Motor Credit Co.,
                                7.875%, due 06/15/10                               86,659
              175,000          General Electric Capital Corp.,
                                5.000%, due 06/15/07                              185,483
              100,000          General Electric Capital Corp.,
                                5.450%, due 01/15/13                              104,074
               61,000          General Motors Acceptance Corp.,
                                7.625%, due 06/15/04                               64,075
               93,000          General Motors Acceptance Corp.,
                                7.750%, due 01/19/10                               97,492
               21,000          General Motors Acceptance Corp.,
                                8.000%, due 11/01/31                               21,174
              100,000          Goldman Sachs Group, Inc.,
                                6.600%, due 01/15/12                              110,690
              625,000          Household Finance Corp.,
                                5.875%, due 09/25/04                              647,531
               75,000          Household Finance Corp.,
                                7.875%, due 03/01/07                               83,853
               40,000          Textron Financial Corp.,
                                7.125%, due 12/09/04                               42,827
                                                                             ------------
                                                                                2,475,818
                                                                             ------------
                               ELECTRIC: 0.26%
               40,000          Boston Edison Co.,
                                4.875%, due 10/15/12                               40,388
               23,000          Dominion Resources, Inc.,
                                6.250%, due 06/30/12                               24,478
               54,000          Duke Energy Corp.,
                                7.375%, due 03/01/10                               59,828
               85,000          Florida Power & Light Co.,
                                4.850%, due 02/01/13                               87,003
               95,000          Georgia Power Co.,
                                4.875%, due 07/15/07                              100,217
               53,000    #     Pepco Holdings, Inc.,
                                6.450%, due 08/15/12                               56,224
               37,000          PSEG Power LLC,
                                6.950%, due 06/01/12                               37,645
                                                                             ------------
                                                                                  405,783
                                                                             ------------
                               FOOD: 0.38%
              140,000          Archer-Daniels-Midland Co.,
                                5.935%, due 10/01/32                              140,181
               62,000          ConAgra Foods, Inc.,
                                7.500%, due 09/15/05                               69,536
               75,000          General Mills, Inc.,
                                5.125%, due 02/15/07                               79,756
               82,000          Kellogg Co.,
                                7.450%, due 04/01/31                              100,211
               85,000          Kraft Foods, Inc.,
                                6.500%, due 11/01/31                               93,721
               28,000          Safeway, Inc.,
                                5.800%, due 08/15/12                               29,353
               73,000          Unilever Capital Corp.,
                                6.875%, due 11/01/05                               81,913
                                                                             ------------
                                                                                  594,671
                                                                             ------------
                               INSURANCE: 0.08%
              120,000          Allstate Corp.,
                                7.875%, due 05/01/05                              134,215
                                                                             ------------
                                                                                  134,215
                                                                             ------------

      Principal
       Amount                                                                    Value
------------------------------------------------------------------------------------------
                               MACHINERY -- DIVERSIFIED: 0.02%
     $         30,000          Dover Corp.,
                                6.450%, due 11/15/05                         $     33,178
                                                                             ------------
                                                                                   33,178
                                                                             ------------
                               OIL & GAS: 0.16%
               18,000    @@    Canadian Natural Resources Ltd.,
                                5.450%, due 10/01/12                               18,594
              100,000          Conoco Funding Co.,
                                5.450%, due 10/15/06                              108,029
               96,000          Conoco, Inc.,
                                5.900%, due 04/15/04                              100,523
               17,000          Devon Energy Corp.,
                                7.950%, due 04/15/32                               20,502
                                                                             ------------
                                                                                  247,648
                                                                             ------------
                               PHARMACEUTICALS: 0.05%
               77,000          Abbott Laboratories,
                                5.625%, due 07/01/06                               84,246
                                                                             ------------
                                                                                   84,246
                                                                             ------------
                               PIPELINES: 0.05%
               49,000          Duke Energy Field Services LLC,
                                7.875%, due 08/16/10                               51,947
               45,000          Tennessee Gas Pipeline Co.,
                                7.000%, due 10/15/28                               34,755
                                                                             ------------
                                                                                   86,702
                                                                             ------------
                               REGIONAL (STATE/PROVINCE): 0.17%
               94,000    @@    Province of Ontario,
                                6.000%, due 02/21/06                              103,343
              130,000    @@    Province of Quebec,
                                7.500%, due 09/15/29                              162,761
                                                                             ------------
                                                                                  266,104
                                                                             ------------
                               RETAIL: 0.12%
               39,000          May Department Stores Co.,
                                6.900%, due 01/15/32                               40,684
               45,000          Target Corp.,
                                7.000%, due 07/15/31                               51,144
               79,000          Wal-Mart Stores, Inc.,
                                6.875%, due 08/10/09                               93,186
                                                                             ------------
                                                                                  185,014
                                                                             ------------
                               SOVEREIGN: 0.02%
               33,000    @@    Mexico Government Intl. Bond,
                                8.000%, due 09/24/22                               34,237
                                                                             ------------
                                                                                   34,237
                                                                             ------------
                               TELECOMMUNICATIONS: 0.10%
              140,000          Verizon Global Funding Corp.,
                                7.375%, due 09/01/12                              161,418
                                                                             ------------
                                                                                  161,418
                                                                             ------------
                               Total Corporate Bonds
                                 (Cost $5,699,040)                              6,129,673
                                                                             ------------

                 See Accompanying Notes to Financial Statements

ING VP
STRATEGIC
ALLOCATION
BALANCED
FUND

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


      Principal
       Amount                                                                    Value
------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS: 14.37%
                               U.S. TREASURY BONDS: 3.41%
     $      1,068,000          5.250%, due 02/15/29                          $  1,116,353
               48,000          5.375%, due 02/15/31                                52,343
            2,140,000          6.125%, due 08/15/29                             2,512,996
              199,000          6.250%, due 05/15/30                               238,202
              900,000          8.125%, due 05/15/21                             1,265,239
              140,000          8.750%, due 05/15/17                               202,453
                                                                             ------------
                                                                                5,387,586
                                                                             ------------
                               U.S. TREASURY NOTES: 10.96%
            4,142,000          1.875%, due 09/30/04                             4,172,257
            1,500,000          3.000%, due 01/31/04                             1,528,360
              110,000          3.000%, due 02/29/04                               112,226
            1,757,000          3.000%, due 11/15/07                             1,778,688
               56,000          3.375%, due 04/30/04                                57,533
            1,939,000          4.000%, due 11/15/12                             1,967,026
            1,000,000          4.250%, due 05/31/03                             1,012,813
              883,000          4.625%, due 05/15/06                               952,606
              415,000          4.750%, due 01/31/03                               415,000
               41,000          4.750%, due 02/15/04                                42,618
              376,000          5.000%, due 02/15/11                               413,248
              355,000          5.000%, due 08/15/11                               389,391
            1,200,000          5.500%, due 03/31/03                             1,212,751
              200,000          5.750%, due 08/15/10                               230,016
              956,000          5.875%, due 11/15/04                             1,032,816
              900,000          6.000%, due 08/15/04                               966,657
              532,000          6.000%, due 08/15/09                               618,699
              380,000          6.500%, due 08/15/05                               425,155
                                                                             ------------
                                                                               17,327,860
                                                                             ------------
                               Total U.S. Treasury Obligations
                                 (Cost $21,552,727)                            22,715,446
                                                                             ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 11.67%
                               FEDERAL HOME LOAN MORTGAGE CORPORATION: 1.75%
            1,077,631          6.000%, due 02/01/29                             1,119,362
            1,370,000          7.000%, due 02/15/33                             1,440,213
              200,075          7.500%, due 12/01/11                               213,543
                                                                             ------------
                                                                                2,773,118
                                                                             ------------
                               FEDERAL NATIONAL MORTGAGE ASSOCIATION: 7.22%
              910,000          5.500%, due 01/25/18                               942,988
            1,410,000          6.000%, due 02/25/18                             1,473,890
            1,900,000          6.000%, due 02/25/33                             1,964,125
              579,980          6.500%, due 11/01/13                               614,629
              619,584          6.500%, due 02/01/28                               646,345
            4,060,000          6.500%, due 02/25/33                             4,227,475
              600,000          7.000%, due 02/25/33                               631,125
              116,428          7.500%, due 07/01/11                               124,398
              733,252          8.500%, due 09/01/26                               797,764
                                                                             ------------
                                                                               11,422,739
                                                                             ------------
                               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 2.70%
              560,000          6.000%, due 02/15/33                               582,575
              356,508          6.500%, due 01/15/29                               374,752
              800,000          6.500%, due 02/15/33                               839,250
               45,043          7.000%, due 12/15/27                                47,918

      Principal
       Amount                                                                    Value
------------------------------------------------------------------------------------------
                               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
     $         53,989          7.000%, due 01/15/28                          $     57,348
               62,751          7.000%, due 01/15/28                                66,655
               32,728          7.000%, due 01/15/28                                34,764
               78,768          7.000%, due 01/15/28                                83,668
              128,484          7.000%, due 02/15/28                               136,479
              408,693          7.000%, due 02/15/28                               434,122
              247,066          7.000%, due 02/15/28                               262,438
              120,313          7.000%, due 02/15/28                               127,798
               96,894          7.000%, due 02/15/28                               102,923
               87,641          7.000%, due 02/15/28                                93,094
              228,133          7.000%, due 02/15/28                               242,328
               62,863          7.000%, due 02/15/28                                66,775
              482,047          7.500%, due 12/15/23                               518,287
              181,318          8.000%, due 07/15/24                               198,179
                                                                             ------------
                                                                                4,269,353
                                                                             ------------
                               Total U.S. Government Agency Obligations
                                 (Cost $18,032,751)                            18,465,210
                                                                             ------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 2.09%
                               CREDIT CARD ABS: 0.45%
              640,000          Chemical Master Credit Card Trust 1,
                                7.090%, due 02/15/09                              719,311
                                                                             ------------
                               DIVERSIFIED FINANCIAL SERVICES: 1.64%
            2,550,000          Core Investment Grade Bond Trust I,
                                4.727%, due 11/30/07                            2,593,720
                                                                             ------------
                               Total Collateralized Mortgage Obligations
                                 (Cost $3,216,198)                              3,313,031
                                                                             ------------
                               Total Long-Term Investments
                                 (Cost $152,445,985)                          152,700,944
                                                                             ------------
SHORT-TERM INVESTMENTS: 10.78%
                        COMMERCIAL PAPER: 8.15%
            1,000,000   Bristol-Myers Squibb Co.,
                         1.400%, due 01/15/03                                     999,494
              600,000   Cargill Global Funding,
                         1.320%, due 01/17/03                                     599,670
            1,500,000   CIT Group, Inc.,
                         1.380%, due 01/14/03                                   1,499,310
            1,500,000   CIT Group, Inc.,
                         1.400%, due 01/14/03                                   1,499,300
            1,500,000   Edison Asset Securities, LLC,
                         1.350%, due 01/17/03                                   1,499,156
            1,700,000   HBOS Treasury Services,
                         1.340%, due 01/14/03                                   1,699,241
            1,600,000   Household Finance Corp.,
                         1.560%, due 01/14/03                                   1,599,168
            1,500,000   Salomon Smith Barney Holdings,
                         1.340%, due 01/14/03                                   1,499,330
              400,000   Svenska Handelsbaken,
                         1.350%, due 01/13/03                                     399,835
            1,600,000   Toyota Motor Credit Corp.,
                         1.320%, due 01/13/03                                   1,599,355
                                                                             ------------
                                                                               12,893,859
                                                                             ------------

                 See Accompanying Notes to Financial Statements

ING VP
STRATEGIC
ALLOCATION
BALANCED
FUND

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


      Principal
       Amount                                                                    Value
------------------------------------------------------------------------------------------
                        REPURCHASE AGREEMENT: 2.63%
     $      4,160,000   State Street Repurchase Agreement dated 12/31/02,
                        1.200% due 01/02/03, $4,160,277 to be received upon
                        repurchase (Collateralized by $4,085,000 FHLB,
                        3.750% Market Value $4,245,630 due 02/13/04)         $  4,160,000
                                                                             ------------
                        Total Short-Term Investments
                          (Cost $17,053,859)                                   17,053,859
                                                                             ------------

                         TOTAL INVESTMENTS IN SECURITIES             107.33%  $169,754,803
                          (COST $169,499,844)*
                         OTHER ASSETS AND LIABILITIES-NET             -7.33%   (11,586,194)
                                                                     -------  ------------
                         NET ASSETS                                  100.00%  $158,168,609
                                                                     =======  ============

 @    Non-income producing security
 @@   Foreign Issuer
 ADR  American Depository Receipt
 #    Securities with purchases pursuant to Rule 144A, under the
      Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These
      securities have been determined to be liquid under the
      guidelines established by the Portfolio's Board of
      Directors.
 A    Related Party
 *    Cost for federal income tax purposes is $173,425,837. Net
      unrealized Depreciation consists of:

                        Gross Unrealized Appreciation                               $ 2,537,936
                        Gross Unrealized Depreciation                                (6,208,970)
                                                                                    -----------
                        Net Unrealized Depreciation                                 $(3,671,034)
                                                                                    ===========

                 See Accompanying Notes to Financial Statements

ING VP
STRATEGIC
ALLOCATION
INCOME
FUND

                PORTFOLIO OF INVESTMENTS as of December 31, 2002
--------------------------------------------------------------------------------


       Shares                                                                    Value
------------------------------------------------------------------------------------------
COMMON STOCK: 37.63%
                               AEROSPACE/DEFENSE: 0.77%
                1,600    @     Alliant Techsystems, Inc.                     $     99,760
                4,200          Boeing Co.                                         138,558
                1,675          Goodrich Corp.                                      30,686
                2,600          Lockheed Martin Corp.                              150,150
                    0    **    Northrop Grumman Corp.                                  31
                6,450          Rockwell Collins, Inc.                             150,027
                5,750          United Technologies Corp.                          356,155
                                                                             ------------
                                                                                  925,367
                                                                             ------------
                               AIRLINES: 0.01%
                1,125    @     ExpressJet Holdings, Inc.                           11,531
                                                                             ------------
                                                                                   11,531
                                                                             ------------
                               APPAREL: 0.50%
                4,300    @     Jones Apparel Group, Inc.                          152,392
                7,475          Liz Claiborne, Inc.                                221,634
                3,150    @     Reebok Intl. Ltd.                                   92,610
                3,700    @     Skechers U.S.A., Inc.                               31,413
                3,050          VF Corp.                                           109,953
                                                                             ------------
                                                                                  608,002
                                                                             ------------
                               AUTO MANUFACTURERS: 0.27%
               24,900          Ford Motor Co.                                     231,570
                2,450          General Motors Corp.                                90,307
                                                                             ------------
                                                                                  321,877
                                                                             ------------
                               AUTO PARTS & EQUIPMENT: 0.28%
                2,900    @     American Axle & Manufacturing Holdings, Inc.        67,918
                3,750          Cooper Tire & Rubber Co.                            57,525
                7,450          Dana Corp.                                          87,612
                3,875    @     Dura Automotive Systems, Inc.                       38,905
               11,900          Goodyear Tire & Rubber Co.                          81,039
                                                                             ------------
                                                                                  332,999
                                                                             ------------
                               BANKS: 1.97%
               11,700          Bank of America Corp.                              813,969
                5,700          Bank One Corp.                                     208,335
                3,700          Comerica, Inc.                                     159,988
                6,625          Hibernia Corp.                                     127,597
                7,050          Huntington Bancshares, Inc.                        131,905
                5,100          Regions Financial Corp.                            170,136
                4,575          Union Planters Corp.                               128,741
                6,900          Wachovia Corp.                                     251,436
                8,250          Wells Fargo & Co.                                  386,678
                                                                             ------------
                                                                                2,378,785
                                                                             ------------
                               BEVERAGES: 1.00%
                4,350          Anheuser-Busch Cos., Inc.                          210,540
               12,550          Coca-Cola Co.                                      549,941
                2,825    @     Constellation Brands, Inc.                          66,981
                9,000          PepsiCo, Inc.                                      379,980
                                                                             ------------
                                                                                1,207,442
                                                                             ------------
                               BIOTECHNOLOGY: 0.31%
                6,500    @     Amgen, Inc.                                        314,210
                2,075    @     Invitrogen Corp.                                    65,010
                                                                             ------------
                                                                                  379,220
                                                                             ------------

------------------------------------------------------------------------------------------
       Shares                                                                    Value
                               CHEMICALS: 0.32%
                3,700          Ashland, Inc.                                 $    105,561
                5,150          Du Pont EI de Nemours & Co.                        218,360
                7,800    @     Hercules, Inc.                                      68,640
                                                                             ------------
                                                                                  392,561
                                                                             ------------
                               COMMERCIAL SERVICES: 0.32%
                3,925    @     Corporate Executive Board Co.                      125,286
                3,950          H&R Block, Inc.                                    158,790
                2,075    @     Rent-A-Center, Inc.                                103,646
                                                                             ------------
                                                                                  387,722
                                                                             ------------
                               COMPUTERS: 1.38%
               23,300    @     Dell Computer Corp.                                623,042
               36,300    @     EMC Corp.-Mass.                                    222,882
                2,975    @     Fidelity National Information Solutions,
                                Inc.                                               51,319
               29,350          Hewlett-Packard Co.                                509,516
                2,450    @     Lexmark Intl., Inc.                                148,225
                2,400    @     Synopsys, Inc.                                     110,760
                                                                             ------------
                                                                                1,665,744
                                                                             ------------
                               COSMETICS/PERSONAL CARE: 1.05%
               12,500          Gillette Co.                                       379,500
               10,300          Procter & Gamble Co.                               885,182
                                                                             ------------
                                                                                1,264,682
                                                                             ------------
                               DISTRIBUTION/WHOLESALE: 0.14%
                1,300    @     Scansource, Inc.                                    64,090
                3,675    @     Tech Data Corp.                                     99,078
                                                                             ------------
                                                                                  163,168
                                                                             ------------
                               DIVERSIFIED FINANCIAL SERVICES: 3.07%
                2,875    @     Affiliated Managers Group                          144,612
                6,500          American Express Co.                               229,775
                2,750          Bear Stearns Cos, Inc.                             163,350
                5,550          Capital One Financial Corp.                        164,946
               25,950          Citigroup, Inc.                                    913,180
                3,150          Countrywide Financial Corp.                        162,697
                9,450          Fannie Mae                                         607,918
                7,700          Freddie Mac                                        454,685
               10,350          JP Morgan Chase & Co.                              248,400
               16,750          MBNA Corp.                                         318,585
                5,350          Morgan Stanley                                     213,572
               13,050    @     Providian Financial Corp.                           84,695
                                                                             ------------
                                                                                3,706,415
                                                                             ------------
                               ELECTRIC: 0.91%
                8,300          Allegheny Energy, Inc.                              62,748
                5,700          CMS Energy Corp.                                    53,808
                1,450          Dominion Resources, Inc.                            79,605
                3,250          DTE Energy Co.                                     150,800
                4,350          Duke Energy Corp.                                   84,999
                9,100    @     Edison Intl.                                       107,835
                4,350          Exelon Corp.                                       229,549
                9,800    @     PG&E Corp.                                         136,220
                3,925          PNM Resources, Inc.                                 93,494
                3,600          Southern Co.                                       102,204
                                                                             ------------
                                                                                1,101,262
                                                                             ------------
                               ELECTRICAL COMPONENTS & EQUIPMENT: 0.12%
                9,650    @     American Power Conversion                          146,197
                                                                             ------------
                                                                                  146,197
                                                                             ------------

                 See Accompanying Notes to Financial Statements

ING VP
STRATEGIC
ALLOCATION
INCOME
FUND

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                                    Value
------------------------------------------------------------------------------------------
                               ELECTRONICS: 0.21%
                2,900          AVX Corp.                                     $     28,420
                5,050    @     Jabil Circuit, Inc.                                 90,496
                3,425   @,@@   Mettler Toledo Intl., Inc.                         109,806
                6,075    @     Solectron Corp.                                     21,566
                                                                             ------------
                                                                                  250,288
                                                                             ------------
                               ENGINEERING & CONSTRUCTION: 0.09%
                3,850          Fluor Corp.                                        107,800
                                                                             ------------
                                                                                  107,800
                                                                             ------------
                               ENTERTAINMENT: 0.07%
                2,825    @     Argosy Gaming Co.                                   53,477
                1,050    @     GTECH Holdings Corp.                                29,253
                                                                             ------------
                                                                                   82,730
                                                                             ------------
                               ENVIRONMENTAL CONTROL: 0.07%
                8,650    @     Allied Waste Industries, Inc.                       86,500
                                                                             ------------
                                                                                   86,500
                                                                             ------------
                               FOOD: 0.17%
                3,925    @     Chiquita Brands Intl., Inc.                         52,045
                7,825    @@    Fresh Del Monte Produce                            147,971
                                                                             ------------
                                                                                  200,016
                                                                             ------------
                               FOREST PRODUCTS & PAPER: 0.16%
                2,050          International Paper Co.                             71,688
                4,900          Plum Creek Timber Co., Inc.                        115,640
                                                                             ------------
                                                                                  187,328
                                                                             ------------
                               GAS: 0.15%
                2,250          Nicor, Inc.                                         76,568
                4,850          Northwestern Corp.                                  24,638
                2,100          Peoples Energy Corp.                                81,165
                                                                             ------------
                                                                                  182,371
                                                                             ------------
                               HAND/MACHINE TOOLS: 0.08%
                2,350          Black & Decker Corp.                               100,791
                                                                             ------------
                                                                                  100,791
                                                                             ------------
                               HEALTHCARE -- PRODUCTS: 1.63%
                5,700          Becton Dickinson & Co.                             174,933
                4,750          Cooper Cos, Inc.                                   118,845
                3,050          CR Bard, Inc.                                      176,900
                3,200    @     Edwards Lifesciences Corp.                          81,504
                6,100    @     Guidant Corp.                                      188,185
                1,425    @     Immucor, Inc.                                       28,856
               15,050          Johnson & Johnson                                  808,335
                4,025    @     Respironics, Inc.                                  122,485
                4,900    @     St. Jude Medical, Inc.                             194,628
                1,400    @     Varian Medical Systems, Inc.                        69,440
                                                                             ------------
                                                                                1,964,111
                                                                             ------------
                               HEALTHCARE -- SERVICES: 0.72%
                3,800    A     Aetna, Inc.                                        156,256
                2,950    @     Anthem, Inc.                                       185,555
                3,900          UnitedHealth Group, Inc.                           325,650
                2,800    @     WellPoint Health Networks                          199,248
                                                                             ------------
                                                                                  866,709
                                                                             ------------
                               HOME BUILDERS: 0.16%
                2,250          Centex Corp.                                       112,950
                1,900          KB Home                                             81,415
                                                                             ------------
                                                                                  194,365
                                                                             ------------

------------------------------------------------------------------------------------------
       Shares                                                                    Value
                               HOUSEHOLD PRODUCTS/WARES: 0.44%
               11,975    @     American Greetings                            $    189,205
                2,650          Avery Dennison Corp.                               161,862
                4,400          Clorox Co.                                         181,500
                                                                             ------------
                                                                                  532,567
                                                                             ------------
                               INSURANCE: 1.27%
               12,750          American Intl. Group                               737,587
                4,250          Cigna Corp.                                        174,760
                3,425          First American Corp.                                76,035
                2,950          MGIC Investment Corp.                              121,835
                3,750          Progressive Corp.                                  186,113
               15,910    @     Travelers Property Casualty Corp.                  233,082
                                                                             ------------
                                                                                1,529,412
                                                                             ------------
                               INTERNET: 0.13%
                2,200    @     j2 Global Communications, Inc.                      41,888
                1,225    @     Overture Services, Inc.                             33,455
               11,875    @     Riverstone Networks, Inc.                           25,175
                1,700    @     United Online, Inc.                                 27,100
                4,300    @     VeriSign, Inc.                                      34,486
                                                                             ------------
                                                                                  162,104
                                                                             ------------
                               IRON/STEEL: 0.24%
               11,300          Allegheny Technologies, Inc.                        70,399
                2,750          Nucor Corp.                                        113,575
                7,650          United States Steel Corp.                          100,368
                                                                             ------------
                                                                                  284,342
                                                                             ------------
                               LEISURE TIME: 0.19%
                5,050    @     Bally Total Fitness Holding Corp.                   35,804
                4,050          Brunswick Corp.                                     80,433
                2,000          Polaris Industries, Inc.                           117,200
                                                                             ------------
                                                                                  233,437
                                                                             ------------
                               LODGING: 0.10%
                2,950    @     Harrah's Entertainment, Inc.                       116,820
                                                                             ------------
                                                                                  116,820
                                                                             ------------
                               MEDIA: 0.70%
                2,650    @     Clear Channel Communications, Inc.                  98,818
                3,200    @     Entercom Communications Corp.                      150,144
                1,900          Meredith Corp.                                      78,109
                8,600    @     Viacom, Inc.                                       350,536
               10,300          Walt Disney Co.                                    167,993
                                                                             ------------
                                                                                  845,600
                                                                             ------------
                               METAL FABRICATE/HARDWARE: 0.07%
                2,650          Quanex Corp.                                        88,775
                                                                             ------------
                                                                                   88,775
                                                                             ------------
                               MINING: 0.05%
                2,050          Newmont Mining Corp.                                59,512
                                                                             ------------
                                                                                   59,512
                                                                             ------------
                               MISCELLANEOUS MANUFACTURING: 1.77%
                2,000          3M Co.                                             246,600
                6,175          Crane Co.                                          123,068
                4,850          Eastman Kodak Co.                                  169,944
               50,300          General Electric Co.                             1,224,805

                 See Accompanying Notes to Financial Statements

ING VP
STRATEGIC
ALLOCATION
INCOME
FUND

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                                    Value
------------------------------------------------------------------------------------------
                               MISCELLANEOUS MANUFACTURING (CONTINUED)
                1,975          Harsco Corp.                                  $     62,983
                2,450          ITT Industries, Inc.                               148,690
                3,800          Textron, Inc.                                      163,362
                                                                             ------------
                                                                                2,139,452
                                                                             ------------
                               OFFICE/BUSINESS EQUIPMENT: 0.07%
               11,250          IKON Office Solutions, Inc.                         80,437
                                                                             ------------
                                                                                   80,437
                                                                             ------------
                               OIL & GAS: 1.57%
                2,450          Amerada Hess Corp.                                 134,872
                3,050          Apache Corp.                                       173,819
                3,450          ConocoPhillips                                     166,945
               34,150          Exxon Mobil Corp.                                1,193,201
                7,200          Transocean, Inc.                                   167,040
                2,150          XTO Energy, Inc.                                    53,105
                                                                             ------------
                                                                                1,888,982
                                                                             ------------
                               OIL & GAS SERVICES: 0.05%
                7,725    @     Veritas DGC, Inc.                                   61,028
                                                                             ------------
                                                                                   61,028
                                                                             ------------
                               PACKAGING & CONTAINERS: 0.29%
                2,400          Ball Corp.                                         122,856
                5,525    @     Owens-Illinois, Inc.                                80,555
                6,700    @     Pactiv Corp.                                       146,462
                                                                             ------------
                                                                                  349,873
                                                                             ------------
                               PHARMACEUTICALS: 1.81%
                3,300    @     AdvancePCS                                          73,293
                2,700          AmerisourceBergen Corp.                            146,637
                2,450    @     Express Scripts, Inc.                              117,698
                2,750    @     Medicis Pharmaceutical                             136,593
               11,350          Merck & Co., Inc.                                  642,524
               31,200          Pfizer, Inc.                                       953,784
                4,150    @     Watson Pharmaceuticals, Inc.                       117,321
                                                                             ------------
                                                                                2,187,850
                                                                             ------------
                               REAL ESTATE: 0.07%
                2,500          LNR Property Corp.                                  88,500
                                                                             ------------
                                                                                   88,500
                                                                             ------------
                               REITS: 3.13%
                1,400          Alexandria Real Estate Equities, Inc.               59,640
                1,400          Apartment Investment & Management Co.               52,472
                3,657          Archstone-Smith Trust                               86,086
                3,300          Bedford Property Investors                          84,777
                4,100          Boston Properties, Inc.                            151,126
                4,300          Boykin Lodging Co.                                  40,119
                2,000          Capital Automotive REIT                             47,400
                4,500          CBL & Associates Properties, Inc.                  180,225
                5,400          Chelsea Property Group, Inc.                       179,874
                2,500          Colonial Properties Trust                           84,850
                3,100          Commercial Net Lease Realty                         47,523
                5,700          Corporate Office Properties Trust SBI MD            79,971
                3,000          Developers Diversified Realty Corp.                 65,970
                8,380          Equity Office Properties Trust                     209,332
                4,500          Equity One, Inc.                                    60,075
                7,704          Equity Residential                                 189,364
                4,275          General Growth Properties, Inc.                    222,300
                3,200          Glenborough Realty Trust, Inc.                      57,024
                3,600          Hospitality Properties Trust                       126,720
               11,800    @     Host Marriott Corp.                                104,430
                7,200          HRPT Properties Trust                               59,328

------------------------------------------------------------------------------------------
       Shares                                                                    Value
                2,300          iStar Financial, Inc.                         $     64,515
                2,600          Keystone Property Trust                             44,122
                2,650          Kimco Realty Corp.                                  81,196
                3,000          Mack-Cali Realty Corp.                              90,900
                2,100          Mills Corp.                                         61,614
                3,000          National Health Investors, Inc.                     48,660
                1,200          Pan Pacific Retail Properties, Inc.                 43,836
                1,800          Pennsylvania Real Estate Investment Trust           46,800
                5,500          Prologis                                           138,325
                2,100          PS Business Parks, Inc.                             66,780
                1,500          Public Storage, Inc.                                48,465
                4,100          Reckson Associates Realty Corp.                     86,305
                2,500          Regency Centers Corp.                               81,000
                4,600          Simon Property Group, Inc.                         156,722
                1,800          SL Green Realty Corp.                               56,880
                2,700          Sovran Self Storage, Inc.                           76,572
                1,900          Sun Communities, Inc.                               69,483
                3,200          Taubman Centers, Inc.                               51,936
                6,900          United Dominion Realty Trust, Inc.                 112,884
                4,300          Ventas, Inc.                                        49,235
                2,900          Vornado Realty Trust                               107,880
                                                                             ------------
                                                                                3,772,716
                                                                             ------------
                               RETAIL: 2.69%
                   25    @     Best Buy Co., Inc.                                     604
                   25          Darden Restaurants, Inc.                               511
                6,000          Dillard's, Inc.                                     95,160
               13,150          Gap, Inc.                                          204,088
               11,550          Home Depot, Inc.                                   276,738
                2,650    @     Jack in the Box, Inc.                               45,818
                6,450          JC Penney Co., Inc.                                148,415
                9,250          Lowe's Cos., Inc.                                  346,875
               11,450          Ltd Brands                                         159,499
                5,150          McDonald's Corp.                                    82,812
                3,175    @     Movie Gallery, Inc.                                 41,275
                7,450    @     Office Depot, Inc.                                 109,962
                  850    @     Panera Bread Co.                                    29,589
                6,050          RadioShack Corp.                                   113,377
                3,025    @     ShopKo Stores, Inc.                                 37,661
                1,825    @     Sports Authority, Inc.                              12,775
               10,400    @     Staples, Inc.                                      190,320
                5,000          Target Corp.                                       150,000
                5,350    @     United Auto Group, Inc.                             66,715
                1,300    @     Urban Outfitters, Inc.                              30,641
               21,700          Wal-Mart Stores, Inc.                            1,096,067
                                                                             ------------
                                                                                3,238,902
                                                                             ------------
                               SAVINGS & LOANS: 1.08%
               13,125          BankAtlantic Bancorp, Inc.                         124,031
                3,175          Downey Financial Corp.                             123,825
                3,975    @     FirstFed Financial Corp.                           115,076
                6,000          Flagstar Bancorp, Inc.                             129,600
                3,300          Golden West Financial Corp.                        236,973
                3,850          New York Community Bancorp, Inc.                   111,188
               10,700          Washington Mutual, Inc.                            369,471
                2,775          Webster Financial Corp.                             96,570
                                                                             ------------
                                                                                1,306,734
                                                                             ------------
                               SEMICONDUCTORS: 0.92%
                6,900    @     Applied Materials, Inc.                             89,907
                6,500    @     Cirrus Logic, Inc.                                  18,720
                8,675    @     GlobespanVirata, Inc.                               38,257
               33,800          Intel Corp.                                        526,266
                6,500          Linear Technology Corp.                            167,180
                4,050    @     Novellus Systems, Inc.                             113,724

                 See Accompanying Notes to Financial Statements

ING VP
STRATEGIC
ALLOCATION
INCOME
FUND

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                                    Value
------------------------------------------------------------------------------------------
                               SEMICONDUCTORS (CONTINUED)
                7,875    @     Silicon Image, Inc.                           $     47,250
                7,050          Texas Instruments, Inc.                            105,821
                                                                             ------------
                                                                                1,107,125
                                                                             ------------
                               SOFTWARE: 2.57%
                3,400          Automatic Data Processing                          133,450
                6,700    @     BMC Software, Inc.                                 114,637
                1,350    @     Certegy, Inc.                                       33,142
               16,800    @     Compuware Corp.                                     80,640
                3,850    @     Dun & Bradstreet Corp.                             132,786
                2,600    @     Electronic Arts, Inc.                              129,402
                3,300          First Data Corp.                                   116,853
                5,150          Inter-Tel, Inc.                                    107,686
                3,650    @     Mercury Interactive Corp.                          108,223
               26,700    @     Microsoft Corp.                                  1,380,390
               17,250    @     Novell, Inc.                                        57,615
               50,350    @     Oracle Corp.                                       543,780
                7,625    @     ScanSoft, Inc.                                      39,650
               15,550    @     Siebel Systems, Inc.                               116,314
                                                                             ------------
                                                                                3,094,568
                                                                             ------------
                               TELECOMMUNICATIONS: 1.70%
                   50    @     Andrew Corp.                                           514
               18,500    @     CIENA Corp.                                         95,090
               37,050    @     Cisco Systems, Inc.                                485,355
                2,725    @     Commonwealth Telephone Enterprises, Inc.            97,664
               11,550          Motorola, Inc.                                      99,908
                4,250    @     Polycom, Inc.                                       40,460
               25,950          Sprint Corp.-FON Group                             375,756
               22,150          Verizon Communications, Inc.                       858,313
                                                                             ------------
                                                                                2,053,060
                                                                             ------------
                               TOBACCO: 0.36%
               10,750          Philip Morris Cos., Inc.                           435,698
                                                                             ------------
                                                                                  435,698
                                                                             ------------
                               TOYS/GAMES/HOBBIES: 0.13%
                8,050          Mattel, Inc.                                       154,158
                                                                             ------------
                                                                                  154,158
                                                                             ------------
                               TRANSPORTATION: 0.30%
                5,650          United Parcel Service, Inc.                        356,402
                                                                             ------------
                                                                                  356,402
                                                                             ------------
                               Total Common Stock
                                (Cost $46,320,048)                             45,384,037
                                                                             ------------
      Principal
       Amount                                                                    Value
------------------------------------------------------------------------------------------
CORPORATE BONDS: 6.48%
                               AEROSPACE/DEFENSE: 0.35%
     $         65,000          Lockheed Martin Corp.,
                                8.200%, due 12/01/09                         $     80,437
              130,000          Raytheon Co.,
                                6.150%,
                                due 11/01/08                                      140,420
              170,000          United Technologies Corp.,
                                7.125%, due 11/15/10                              199,725
                                                                             ------------
                                                                                  420,582
                                                                             ------------
                               AUTO MANUFACTURERS: 0.11%
              114,000          DaimlerChrysler NA Holding Corp.,
                                7.200%, due 09/01/09                              126,907
                                                                             ------------
                                                                                  126,907
                                                                             ------------

      Principal
       Amount                                                                    Value
------------------------------------------------------------------------------------------
                               BANKS: 0.42%
     $        120,000          Bank of America Corp.,
                                4.875%, due 09/15/12                         $    121,528
               75,000          Bank One Corp.,
                                6.500%, due 02/01/06                               82,905
              120,000          Mellon Bank NA,
                                7.625%, due 09/15/07                              141,316
              135,000          Wachovia Bank,
                                7.875%, due 02/15/10                              162,239
                                                                             ------------
                                                                                  507,988
                                                                             ------------
                               BEVERAGES: 0.41%
               37,000          Anheuser-Busch Cos., Inc.,
                                6.500%, due 02/01/43                               41,741
               98,000          Coors Brewing Co.,
                                6.375%, due 05/15/12                              109,716
              335,000    #     Pepsi Bottling Holdings, Inc.,
                                5.375%, due 02/17/04                              348,802
                                                                             ------------
                                                                                  500,259
                                                                             ------------
                               COSMETICS/PERSONAL CARE: 0.11%
               73,000          Colgate-Palmolive Co.,
                                5.980%, due 04/25/12                               81,478
               42,000          Procter & Gamble Co.,
                                6.875%, due 09/15/09                               49,608
                                                                             ------------
                                                                                  131,086
                                                                             ------------
                               DIVERSIFIED FINANCIAL SERVICES: 2.72%
              145,000          American Express Credit Corp.,
                                4.250%, due 02/07/05                              150,683
              195,000          Associates Corp. of N. America,
                                6.950%, due 11/01/18                              221,510
              145,000          Boeing Capital Corp.,
                                7.100%, due 09/27/05                              157,164
              220,000          Citigroup, Inc.,
                                7.250%, due 10/01/10                              255,778
              390,000          Countrywide Home Loans, Inc.,
                                4.250%, due 12/19/07                              395,156
              114,000          Ford Motor Credit Co.,
                                7.500%, due 03/15/05                              116,368
              124,000          Ford Motor Credit Co.,
                                7.375%, due 10/28/09                              123,061
              112,000          Ford Motor Credit Co.,
                                7.875%, due 06/15/10                              112,858
              225,000          General Electric Capital Corp.,
                                5.000%, due 06/15/07                              238,478
              135,000          General Electric Capital Corp.,
                                5.450%, due 01/15/13                              140,500
               79,000          General Motors Acceptance Corp.,
                                7.625%, due 06/15/04                               82,982
              120,000          General Motors Acceptance Corp.,
                                7.750%, due 01/19/10                              125,797
               27,000          General Motors Acceptance Corp.,
                                8.000%, due 11/01/31                               27,223
              113,000          Goldman Sachs Group, Inc.,
                                6.600%, due 01/15/12                              125,079
              835,000          Household Finance Corp.,
                                5.875%, due 09/25/04                              865,101
               80,000          Household Finance Corp.,
                                7.875%, due 03/01/07                               89,443
               53,000          Textron Financial Corp.,
                                7.125%, due 12/09/04                               56,745
                                                                             ------------
                                                                                3,283,926
                                                                             ------------

                 See Accompanying Notes to Financial Statements

ING VP
STRATEGIC
ALLOCATION
INCOME
FUND

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


      Principal
       Amount                                                                    Value
------------------------------------------------------------------------------------------
                               ELECTRIC: 0.44%
     $         50,000          Boston Edison Co.,
                                4.875%, due 10/15/12                         $     50,486
               30,000          Dominion Resources, Inc.,
                                6.250%, due 06/30/12                               31,928
               69,000          Duke Energy Corp.,
                                7.375%, due 03/01/10                               76,447
              110,000          Florida Power & Light Co.,
                                4.850%, due 02/01/13                              112,592
              123,000          Georgia Power Co.,
                                4.875%, due 07/15/07                              129,754
               73,000    #     Pepco Holdings, Inc.,
                                6.450%, due 08/15/12                               77,441
               49,000          PSEG Power LLC,
                                6.950%, due 06/01/12                               49,854
                                                                             ------------
                                                                                  528,502
                                                                             ------------
                               FOOD: 0.64%
              185,000          Archer-Daniels-Midland Co.,
                                5.935%, due 10/01/32                              185,239
               82,000          ConAgra Foods, Inc.,
                                7.500%, due 09/15/05                               91,966
               97,000          General Mills, Inc.,
                                5.125%, due 02/15/07                              103,151
              105,000          Kellogg Co.,
                                7.450%, due 04/01/31                              128,319
              110,000          Kraft Foods, Inc.,
                                6.500%, due 11/01/31                              121,286
               36,000          Safeway, Inc.,
                                5.800%, due 08/15/12                               37,740
               95,000          Unilever Capital Corp.,
                                6.875%, due 11/01/05                              106,599
                                                                             ------------
                                                                                  774,300
                                                                             ------------
                               INSURANCE: 0.11%
              120,000          Allstate Corp.,
                                7.875%, due 05/01/05                              134,215
                                                                             ------------
                                                                                  134,215
                                                                             ------------
                               MACHINERY -- DIVERSIFIED: 0.04%
               39,000          Dover Corp.,
                                6.450%, due 11/15/05                               43,132
                                                                             ------------
                                                                                   43,132
                                                                             ------------
                               OIL & GAS: 0.27%
               23,000    @@    Canadian Natural Resources Ltd.,
                                5.450%, due 10/01/12                               23,760
              140,000          Conoco Funding Co.,
                                5.450%, due 10/15/06                              151,241
              124,000          Conoco, Inc.,
                                5.900%, due 04/15/04                              129,842
               21,000          Devon Energy Corp.,
                                7.950%, due 04/15/32                               25,326
                                                                             ------------
                                                                                  330,169
                                                                             ------------
                               PHARMACEUTICALS: 0.09%
              101,000          Abbott Laboratories,
                                5.625%, due 07/01/06                              110,504
                                                                             ------------
                                                                                  110,504
                                                                             ------------
                               PIPELINES: 0.09%
               63,000          Duke Energy Field Services LLC,
                                7.875%, due 08/16/10                               66,789
               58,000          Tennessee Gas Pipeline Co.,
                                7.000%, due 10/15/28                               44,796

      Principal
       Amount                                                                    Value
------------------------------------------------------------------------------------------
                                                                             ------------
                                                                             $    111,585
                                                                             ------------
                               REGIONAL (STATE/PROVINCE): 0.26%
     $        121,000    @@    Province of Ontario,
                                6.000%, due 02/21/06                              133,026
              140,000    @@    Province of Quebec,
                                7.500%, due 09/15/29                              175,281
                                                                             ------------
                                                                                  308,307
                                                                             ------------
                               RETAIL: 0.20%
               50,000          May Department Stores Co.,
                                6.900%, due 01/15/32                               52,159
               60,000          Target Corp.,
                                7.000%, due 07/15/31                               68,191
              103,000          Wal-Mart Stores, Inc.,
                                6.875%, due 08/10/09                              121,495
                                                                             ------------
                                                                                  241,845
                                                                             ------------
                               SOVEREIGN: 0.04%
               44,000    @@    Mexico Government Intl. Bond,
                                8.000%, due 09/24/22                               45,650
                                                                             ------------
                                                                                   45,650
                                                                             ------------
                               TELECOMMUNICATIONS: 0.18%
              190,000          Verizon Global Funding Corp.,
                                7.375%, due 09/01/12                              219,067
                                                                             ------------
                                                                                  219,067
                                                                             ------------
                               Total Corporate Bonds
                                (Cost $7,281,604)                               7,818,024
                                                                             ------------
U.S. TREASURY OBLIGATIONS: 25.69%
                               U.S. TREASURY BONDS: 5.84%
              904,000          5.250%, due 02/15/29                               944,928
               53,000          5.375%, due 02/15/31                                57,795
            3,050,000          6.125%, due 08/15/29                             3,581,606
              180,000          6.250%, due 05/15/30                               215,459
            1,600,000          8.125%, due 05/15/21                             2,249,314
                                                                             ------------
                                                                                7,049,102
                                                                             ------------
                               U.S. TREASURY NOTES: 19.85%
            3,773,000          1.875%, due 09/30/04                             3,800,562
            4,000,000          3.000%, due 01/31/04                             4,075,628
              125,000          3.000%, due 02/29/04                               127,529
              494,000          3.000%, due 11/15/07                               500,098
               42,000          3.375%, due 04/30/04                                43,150
            2,708,000          4.000%, due 11/15/12                             2,747,141
            1,491,000          4.625%, due 05/15/06                             1,608,534
            1,010,000          4.750%, due 01/31/03                             1,010,182
               38,000          4.750%, due 02/15/04                                39,499
              361,000          5.000%, due 02/15/11                               396,762
              155,000          5.000%, due 08/15/11                               170,016
              750,000          5.625%, due 05/15/08                               851,133
              509,000          5.750%, due 08/15/10                               585,390
              987,000          5.875%, due 11/15/04                             1,066,307
            4,000,000          6.000%, due 08/15/04                             4,296,252
            1,035,000          6.000%, due 08/15/09                             1,203,673
              472,000          6.500%, due 08/15/05                               528,087
              743,000          6.500%, due 02/15/10                               888,350
                                                                             ------------
                                                                               23,938,293
                                                                             ------------
                               Total U.S. Treasury Obligations
                                (Cost $29,158,122)                             30,987,395
                                                                             ------------

                 See Accompanying Notes to Financial Statements

ING VP
STRATEGIC
ALLOCATION
INCOME
FUND

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


      Principal
       Amount                                                                    Value
------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 19.18%
                               FEDERAL HOME LOAN MORTGAGE CORPORATION: 2.43%
     $        595,882          6.000%, due 06/01/28                          $    618,957
            1,970,000          7.000%, due 02/15/33                             2,070,963
              224,888          7.500%, due 12/01/11                               240,026
                                                                             ------------
                                                                                2,929,946
                                                                             ------------
                               FEDERAL NATIONAL MORTGAGE ASSOCIATION: 11.72%
            1,210,000          5.500%, due 01/25/18                             1,253,863
            1,900,000          6.000%, due 02/25/18                             1,986,093
            2,940,000          6.000%, due 02/25/33                             3,039,225
              579,980          6.500%, due 11/01/13                               614,629
              777,499          6.500%, due 02/01/28                               811,081
            4,360,000          6.500%, due 02/25/33                             4,539,850
              660,000          7.000%, due 02/25/33                               694,238
              131,180          7.500%, due 07/01/11                               140,161
              211,475          7.500%, due 11/01/30                               224,664
              765,681          8.500%, due 09/01/26                               833,045
                                                                             ------------
                                                                               14,136,849
                                                                             ------------
                               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 5.03%
              700,000          6.000%, due 02/15/33                               728,218
              447,258          6.500%, due 01/15/29                               470,146
            1,000,000          6.500%, due 02/15/33                             1,049,062
              148,117          7.000%, due 04/15/27                               157,569
              190,864          7.000%, due 01/15/28                               202,739
              138,694          7.000%, due 01/15/28                               147,323
              348,815          7.000%, due 02/15/28                               370,518
              137,921          7.000%, due 02/15/28                               146,502
              209,685          7.000%, due 02/15/28                               222,732
              454,324          7.000%, due 02/15/28                               482,592
              272,806          7.000%, due 07/15/28                               289,780
              370,000          7.000%, due 02/15/33                               392,085
            1,097,996          7.500%, due 12/15/23                             1,180,542
              211,538          8.000%, due 07/15/24                               231,209
                                                                             ------------
                                                                                6,071,017
                                                                             ------------
                               Total U.S. Government Agency Obligations
                                (Cost $22,624,199)                             23,137,812
                                                                             ------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 3.58%
                               CREDIT CARD ABS: 0.80%
              855,000          Chemical Master Credit Card Trust 1,
                                7.090%, due 02/15/09                              960,955
                                                                             ------------
                               DIVERSIFIED FINANCIAL SERVICES: 2.78%
            3,300,000          Core Investment Grade Bond Trust I,
                                4.727%, due 11/30/07                            3,356,579
                                                                             ------------
                               Total Collateralized Mortgage Obligations
                                (Cost $4,189,999)                               4,317,534
                                                                             ------------
                               Total Long-Term Investments
                                (Cost $109,573,972)                           111,644,802
                                                                             ------------
SHORT-TERM INVESTMENTS: 20.47%
                        COMMERCIAL PAPER: 13.76%
            1,000,000   Bristol-Myers Squibb Co.,
                         1.400%, due 01/15/03                                     999,495
            1,200,000   CIT Group, Inc.,
                         1.380%, due 01/14/03                                   1,199,448
            1,200,000   CIT Group, Inc.,
                         1.400%, due 01/14/03                                   1,199,440
              500,000   Dexia Delaware, Inc.,
                         1.350%, due 01/08/03                                     499,888
            1,200,000   Edison Asset Securities LLC,
                         1.350%, due 01/17/03                                   1,199,325

      Principal
       Amount                                                                    Value
------------------------------------------------------------------------------------------
     $      1,100,000   Enterprise Funding Corp.,
                         1.340%, due 01/07/03                                $  1,099,795
            1,300,000   HBOS Treasury Services,
                         1.340%, due 01/14/03                                   1,299,419
            1,100,000   Household Finance Corp.,
                         1.560%, due 01/14/03                                   1,099,428
            1,200,000   Household Finance Corp.,
                         1.570%, due 01/13/03                                   1,199,424
            1,000,000   Preferred REC Funding,
                         1.360%, due 01/13/03                                     999,585
            1,200,000   Salomon Smith Barney Holdings,
                         1.330%, due 01/14/03                                   1,199,468
            1,200,000   Salomon Smith Barney Holdings,
                         1.340%, due 01/14/03                                   1,199,464
            1,100,000   Svenska Handelsbaken,
                         1.350%, due 01/13/03                                   1,099,546
            1,200,000   Toyota Motor Credit Corp.,
                         1.320%, due 01/13/03                                   1,199,516
            1,100,000   Windmill Funding Corp.,
                         1.350%, due 01/14/03                                   1,099,505
                                                                             ------------
                                                                               16,592,746
                                                                             ------------
                        REPURCHASE AGREEMENT: 6.71%
            8,097,000   State Street Repurchase Agreement dated 12/31/02,
                        1.200% due 01/02/03, $8,097,540 to be received upon
                        repurchase (Collateralized by $8,110,000 FHLB,
                        3.125% Market Value $8,262,760 due 11/14/03)            8,097,000
                                                                             ------------
                        Total Short-Term Investments
                         (Cost $24,689,746)                                    24,689,746
                                                                             ------------

                         TOTAL INVESTMENTS IN SECURITIES             113.03%  $136,334,548
                          (COST $134,263,718)*
                         OTHER ASSETS AND LIABILITIES-NET            -13.03%   (15,719,695)
                                                                     -------  ------------
                         NET ASSETS                                  100.00%  $120,614,853
                                                                     =======  ============

 @    Non-income producing security
 @@   Foreign Issuer
 ADR  American Depository Receipt
 #    Securities with purchases pursuant to Rule 144A, under the
      Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These
      securities have been determined to be liquid under the
      guidelines established by the Portfolio's Board of
      Directors.
 A    Related Party
 **   Less than one share
 *    Cost for federal income tax purposes is $135,940,247. Net
      unrealized appreciation consists of:

                        Gross Unrealized Appreciation                               $ 3,321,501
                        Gross Unrealized Depreciation                                (2,927,200)
                                                                                    -----------
                        Net Unrealized Appreciation                                 $ 7,394,301
                                                                                    ===========

                 See Accompanying Notes to Financial Statements

                          TAX INFORMATION (Unaudited)
--------------------------------------------------------------------------------


Dividends paid during the year ended December 31, 2002 were as follows:

FUND NAME                      TYPE   PER SHARE AMOUNT
---------                      ----   ----------------
VP Index Plus LargeCap
Class R                        NII        $0.0287
Class S                        NII        $0.0177
VP Index Plus MidCap
Class R                        NII        $0.0468
Class S                        NII        $0.0361
VP Index Plus SmallCap
Class R                        NII        $0.0147
Class R                        STCG       $0.0331
Class R                        LTCG       $0.0858
Class S                        NII        $0.0049
Class S                        STCG       $0.0331
Class S                        LTCG       $0.0858
VP Strategic Allocation Growth
Class R                        NII        $0.2048
VP Strategic Allocation
 Balanced
Class R                        NII        $0.2945
VP Strategic Allocation Income
Class R                        NII        $0.3903

------------------

NII -- Net investment income

STCG -- Short term capital gain

LTCG -- Long term capital gain

Of the ordinary distributions made during the fiscal year ended December 31, 2002, the following percentages qualify for the dividend received deduction available to corporate shareholders; 5.15%, 5.26%, 14.42%, 58.22%, 31.94% and 15.26% for the Index Plus Large Cap Portfolio, Index Plus Mid Cap Portfolio, Index Plus Small Cap Portfolio, Strategic Allocation Growth Portfolio, Strategic Allocation Balanced Portfolio and Strategic Allocation Income Portfolio, respectively.

The above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains for Securities and Exchange Commission (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their Investments in the Portfolios. In January 2003, shareholders, excluding corporate shareholders, received an IRS 1099-DIV regarding the federal tax status of the dividends and distributions received by them in calendar 2002.

                  TRUSTEE AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------


The business and affairs of the Series are managed under the direction of the Series' Board of Trustees. Information pertaining to the Trustees and Officers of the Series is set forth below:

                                 POSITION(S)     TERM OF OFFICE
                                    HELD          AND LENGTH OF           PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE             WITH FUND        TIME SERVED           DURING THE PAST FIVE YEARS
---------------------            -----------     --------------          --------------------------
NON-INTERESTED TRUSTEES:

Albert E. DePrince, Jr.         Trustee          June 1998 to     Director, Business and Economic Research
7337 E. Doubletree Ranch Rd.                     Present          Center, 1999 to present, and Professor
Scottsdale, AZ 85258                                              of Economics and Finance, Middle
Born: 1941                                                        Tennessee State University, 1991 to
                                                                  present.

Maria T. Fighetti               Trustee          April 1994 to    Associate Commissioner for Contract
7337 E. Doubletree Ranch Rd.                     Present          Management, Health Services, New York
Scottsdale, AZ 85258                                              City Department of Mental Health, Mental
Born: 1943                                                        Retardation and Alcohol Services, 1996
                                                                  to October 2002.

David L. Grove                  Trustee          June 1991 to     Private Investor; Economic/Financial
7337 E. Doubletree Ranch Rd.                     Present          Consultant, December 1985 to present.
Scottsdale, AZ 85258
Born: 1918

Sidney Koch                     Trustee          April 1994 to    Financial Adviser, self-employed,
7337 E. Doubletree Ranch Rd.                     Present          January 1993 to present.
Scottsdale, AZ 85258
Born: 1935

Corine T. Norgaard              Trustee          June 1991 to     Dean of the Barney School of Business,
7337 E. Doubletree Ranch Rd.                     Present          University of Hartford
Scottsdale, AZ 85258                                              (West Hartford, CT), August 1996
Born: 1937                                                        to present.

Edward T. O'Dell                Trustee          June 2002 to     Formerly, Partner/Chairman of Financial
7337 E. Doubletree Ranch Rd.                     Present          Service Group, Goodwin Proctor LLP
Scottsdale, AZ 85258                                              (January 1970 to September 2000);
Born: 1935                                                        Chairman, Committee I -- International
                                                                  Bar Association (1995 to 1999).
INTERESTED TRUSTEES:

J. Scott Fox(1)                 Trustee          Since 1997       Chief Executive Officer (July 2001 to
7337 E. Doubletree Ranch Rd.                                      present), President (April 2001 to
Scottsdale, AZ 85258                                              present), Director, Chief Operating
Born: 1955                                                        Officer (April 1994 to present), Chief
                                                                  Financial Officer (April 1994 to July
                                                                  2001), Managing Director (April 1994 to
                                                                  April 2001), Aeltus Investment
                                                                  Management, Inc.; Executive Vice
                                                                  President (April 2001 to present),
                                                                  Director, Chief Operating Officer
                                                                  (February 1995 to present), Chief
                                                                  Financial Officer, Managing Director
                                                                  (February 1995 to April 2001), Aeltus
                                                                  Capital, Inc.; Senior Vice President --
                                                                  Operations, Aetna Life Insurance and
                                                                  Annuity Company, March 1997 to December
                                                                  1997.

                                NUMBER OF
                               PORTFOLIOS
                                 IN FUND
                                 COMPLEX          OTHER DIRECTORSHIPS
                               OVERSEEN BY              HELD BY
NAME, ADDRESS AND AGE            TRUSTEE                TRUSTEE
---------------------          -----------        -------------------
NON-INTERESTED TRUSTEES:
Albert E. DePrince, Jr.           54         --
7337 E. Doubletree Ranch Rd.
Scottsdale, AZ 85258
Born: 1941
Maria T. Fighetti                 54         --
7337 E. Doubletree Ranch Rd.
Scottsdale, AZ 85258
Born: 1943
David L. Grove                    54         --
7337 E. Doubletree Ranch Rd.
Scottsdale, AZ 85258
Born: 1918
Sidney Koch                       54         --
7337 E. Doubletree Ranch Rd.
Scottsdale, AZ 85258
Born: 1935
Corine T. Norgaard                54         --
7337 E. Doubletree Ranch Rd.
Scottsdale, AZ 85258
Born: 1937
Edward T. O'Dell                  54         --
7337 E. Doubletree Ranch Rd.
Scottsdale, AZ 85258
Born: 1935
INTERESTED TRUSTEES:
J. Scott Fox(1)                   54         Mr. Fox serves as Director of
7337 E. Doubletree Ranch Rd.                 the Board of IPC Financial
Scottsdale, AZ 85258                         Network, Inc. (January 2001 to
Born: 1955                                   present).

                  TRUSTEE AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------


                                 POSITION(S)     TERM OF OFFICE
                                    HELD          AND LENGTH OF           PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE             WITH FUND        TIME SERVED           DURING THE PAST FIVE YEARS
---------------------            -----------     --------------          --------------------------
INTERESTED TRUSTEES:
Thomas J. McInerney(2)          Trustee          February 2001    Chief Executive Officer, ING U.S.
7337 E. Doubletree Ranch Rd.                     to Present       Financial Services (October 2001 to
Scottsdale, AZ 85258                                              present); President, Chief Executive
Born: 1956                                                        Officer, and Director of Northern Life
                                                                  Insurance Company (2001 to present); and
                                                                  President and Director of Aetna Life
                                                                  Insurance and Annuity Company (1997 to
                                                                  present), Aetna Retirement Holdings,
                                                                  Inc. (1997 to present), Aetna Investment
                                                                  Adviser Holding Co. (2000 to present),
                                                                  and Aetna Retail Holding Company (2000
                                                                  to present). Mr. McInerney was formerly
                                                                  General Manager and Chief Executive
                                                                  Officer of ING Worksite Division (since
                                                                  December 2000 to October 2001);
                                                                  President of Aetna Financial Services
                                                                  (August 1997 to December 2000); Head of
                                                                  National Accounts and Core Sales and
                                                                  Marketing for Aetna U.S. Healthcare
                                                                  (April 1996 to March 1997); Head of
                                                                  Corporate Strategies for Aetna Inc.
                                                                  (July 1995 to April 1996); and has held
                                                                  a variety of line and corporate staff
                                                                  positions since 1978.

                                NUMBER OF
                               PORTFOLIOS
                                 IN FUND
                                 COMPLEX          OTHER DIRECTORSHIPS
                               OVERSEEN BY              HELD BY
NAME, ADDRESS AND AGE            TRUSTEE                TRUSTEE
---------------------          -----------        -------------------
INTERESTED TRUSTEES:
Thomas J. McInerney(2)            158        Mr. McInerney serves as a
7337 E. Doubletree Ranch Rd.                 Director/ Trustee of Aeltus
Scottsdale, AZ 85258                         Investment Management, Inc.
Born: 1956                                   (1997 to present); each of the
                                             Aetna Funds (April 2002 to
                                             present); Ameribest Life
                                             Insurance Co. (2001 to
                                             present); Equitable Life
                                             Insurance Co. (2001 to
                                             present); First Columbine Life
                                             Insurance Co. (2001 to
                                             present); Golden American Life
                                             Insurance Co. (2001 to
                                             present); Life Insurance
                                             Company of Georgia (2001 to
                                             present); Midwestern United
                                             Life Insurance Co. (2001 to
                                             present); ReliaStar Life
                                             Insurance Co. (2001 to
                                             present); Security Life of
                                             Denver (2001 to present);
                                             Security Connecticut Life
                                             Insurance Co. (2001 to
                                             present); Southland Life
                                             Insurance Co. (2001 to
                                             present); USG Annuity and Life
                                             Company (2001 to present);
                                             United Life and Annuity
                                             Insurance Co. Inc. (2001 to
                                             present); and the GCG Trust
                                             (February 2002 to present).
                                             Mr. McInerney is a member of
                                             the Board of the National
                                             Commission on Retirement
                                             Policy, the Governor's Council
                                             on Economic Competitiveness
                                             and Technology of Connecticut,
                                             the Board of Directors of the
                                             Connecticut Business and
                                             Industry Association, the
                                             Board of Trustees of the
                                             Bushnell, the Board for the
                                             Connecticut Forum, and the
                                             Board of the Metro Hartford
                                             Chamber of Commerce, and is
                                             Chairman of Concerned Citizens
                                             for Effective Government.

---------------

(1) Mr. Fox is an "interested person" as defined by the Investment Company Act of 1940, as amended ("1940 Act"), because of his relationship with Aeltus Investment Management, Inc., an affiliate of ING Investments, LLC.

(2) Mr. McInerney is an "interested person", as defined by the 1940 Act, because of his affiliation with ING U.S. Worksite Financial Services, an affiliate of ING Investments, LLC.

                  TRUSTEE AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------


                                                    TERM OF OFFICE
                                POSITION(S) HELD     AND LENGTH OF           PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE              WITH FUND          TIME SERVED           DURING THE PAST FIVE YEARS
---------------------           ----------------    --------------          --------------------------
OFFICERS:

James M. Hennessy              President, Chief     March 2002 to    President and Chief Executive Officer of
7337 E. Doubletree Ranch Rd.   Executive Officer,   Present          ING Capital Corporation, LLC, ING Funds
Scottsdale, AZ 85258           and Chief                             Services, LLC, ING Advisors, Inc., ING
Born: 1949                     Operating Officer                     Investments, LLC, Lexington Funds
                                                                     Distributor, Inc., Express America T.C.
                                                                     Inc. and EAMC Liquidation Corp. (since
                                                                     December 2001); Executive Vice President
                                                                     and Chief Operating Officer of ING Funds
                                                                     Distributor, LLC (since June 2000).
                                                                     Formerly, Executive Vice President and
                                                                     Chief Operating Officer of ING
                                                                     Quantitative Management, Inc. (October
                                                                     2001 to September 2002); Senior
                                                                     Executive Vice President (June 2000 to
                                                                     December 2000) and Secretary (April 1995
                                                                     to December 2000) of ING Capital
                                                                     Corporation, LLC, ING Funds Services,
                                                                     LLC, ING Investments, LLC, ING Advisors,
                                                                     Inc., Express America T.C. Inc., and
                                                                     EAMC Liquidation Corp.; and Executive
                                                                     Vice President, ING Capital Corporation,
                                                                     LLC and its affiliates (May 1998 to June
                                                                     2000) and Senior Vice President, ING
                                                                     Capital Corporation, LLC and its
                                                                     affiliates (April 1995 to April 1998).

Stanley D. Vyner               Executive Vice       March 2002 to    Executive Vice President of ING
7337 E. Doubletree Ranch Rd    President            Present          Advisors, Inc. and ING Investments, LLC
Scottsdale, AZ 85258                                                 (since July 2000) and Chief Investment
Born: 1950                                                           Officer of the International Portfolios,
                                                                     ING Investments, LLC (since July 1996).
                                                                     Formerly, President and Chief Executive
                                                                     Officer of ING Investments, LLC (August
                                                                     1996 to August 2000).

Mary Lisanti                   Executive Vice       March 2002 to    Executive Vice President of ING
7337 E. Doubletree Ranch Rd.   President            Present          Investments, LLC and ING Advisors, Inc.
Scottsdale, AZ 85258                                                 (since November 1999); Chief Investment
Born: 1956                                                           Officer of the Domestic Equity
                                                                     Portfolios, ING Investments, LLC (since
                                                                     1999). Formerly, Executive Vice
                                                                     President of ING Quantitative
                                                                     Management, Inc. (July 2000 to September
                                                                     2002); Executive Vice President and
                                                                     Chief Investment Officer for the
                                                                     Domestic Equity Portfolios of Northstar
                                                                     Investment Management Corporation, whose
                                                                     name changed to Pilgrim Advisors, Inc.
                                                                     and subsequently became part of ING
                                                                     Investments, LLC (May 1998 to October
                                                                     1999); Portfolio Manager with Strong
                                                                     Capital Management (May 1996 to 1998); a
                                                                     Managing Director and Head of Small and
                                                                     Mid-Capitalization Equity Strategies at
                                                                     Bankers Trust Corp. (1993 to 1996).

Michael J. Roland              Executive Vice       March 2002 to    Executive Vice President, Chief
7337 E. Doubletree Ranch Rd.   President,           Present          Financial Officer and Treasurer of ING
Scottsdale, AZ 85258           Assistant                             Funds Services, LLC, ING Funds
Born: 1958                     Secretary and                         Distributor, LLC, ING Advisors, Inc.,
                               Principal                             ING Investments, LLC (December 2001 to
                               Financial Officer                     present), Lexington Funds Distributor,
                                                                     Inc., Express America T.C. Inc. and EAMC
                                                                     Liquidation Corp. (since December 2001).
                                                                     Formerly, Executive Vice President,
                                                                     Chief Financial Officer and Treasurer of
                                                                     ING Quantitative Management, Inc.
                                                                     (December 2001 to October 2002); Senior
                                                                     Vice President, ING Funds Services, LLC,
                                                                     ING Investments, LLC, and ING Funds
                                                                     Distributor, LLC (June 1998 to December
                                                                     2001) and Chief Financial Officer of
                                                                     Endeavor Group (April 1997 to June
                                                                     1998).

Robert S. Naka                 Senior Vice          March 2002 to    Senior Vice President and Assistant
7337 E. Doubletree Ranch Rd.   President and        Present          Secretary of ING Funds Services, LLC,
Scottsdale, AZ 85258           Assistant                             ING Funds Distributor, LLC, ING
Born: 1963                     Secretary                             Advisors, Inc., ING Investments, LLC
                                                                     (October 2001 to present) and Lexington
                                                                     Funds Distributor, Inc. (since December
                                                                     2001). Formerly, Senior Vice President
                                                                     and Assistant Secretary for ING
                                                                     Quantitative Management, Inc. (October
                                                                     2001 to October 2002); Vice President,
                                                                     ING Investments, LLC (April 1997 to
                                                                     October 1999), ING Funds Services, LLC
                                                                     (February 1997 to August 1999) and
                                                                     Assistant Vice President, ING Funds
                                                                     Services, LLC (August 1995 to February
                                                                     1997).

Robyn L. Ichilov               Vice President and   March 2002 to    Vice President of ING Funds Services,
7337 E. Doubletree Ranch Rd.   Treasurer            Present          LLC (since October 2001) and ING
Scottsdale, AZ 85258                                                 Investments, LLC (since August 1997);
Born: 1967                                                           Accounting Manager, ING Investments, LLC
                                                                     (since November 1995).

Kimberly A. Anderson           Vice President and   March 2002 to    Vice President and Assistant Secretary
7337 E. Doubletree Ranch Rd.   Secretary            Present          of ING Funds Services, LLC, ING Funds
Scottsdale, AZ 85258                                                 Distributor, LLC, ING Advisors, Inc.,
Born: 1964                                                           ING Investments, LLC (since October
                                                                     2001) and Lexington Funds Distributor,
                                                                     Inc. since December 2001). Formerly,
                                                                     Vice President for ING Quantitative
                                                                     Management, Inc. (October 2001 to
                                                                     October 2002); Assistant Vice President
                                                                     of ING Funds Services, LLC (November
                                                                     1999 to January 2001) and has held
                                                                     various other positions with ING Funds
                                                                     Services, LLC for more than the last
                                                                     five years.

Todd Modic                     Assistant Vice       March 2002 to    Director of Financial Reporting of ING
7337 E. Doubletree Ranch Rd.   President            Present          Investments, LLC (since March 2001).
Scottsdale, AZ 85258                                                 Formerly, Director of Financial
Born: 1967                                                           Reporting, Axient Communications, Inc.
                                                                     (May 2000 to January 2001) and Director
                                                                     of Finance, Rural/Metro Corporation
                                                                     (March 1995 to May 2000).

                  TRUSTEE AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------


                                                    TERM OF OFFICE
                                POSITION(S) HELD     AND LENGTH OF           PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE              WITH FUND          TIME SERVED           DURING THE PAST FIVE YEARS
---------------------           ----------------    --------------          --------------------------
OFFICERS:
Maria M. Anderson              Assistant Vice       March 2002 to    Assistant Vice President of ING Funds
7337 E. Doubletree Ranch Rd.   President            Present          Services, LLC (since October 2001).
Scottsdale, AZ 85258                                                 Formerly, Manager of Fund Accounting and
Born: 1958                                                           Fund Compliance, ING Investments, LLC
                                                                     (September 1999 to November 2001);
                                                                     Section Manager of Fund Accounting,
                                                                     Stein Roe Mutual Funds (July 1998 to
                                                                     August 1999); and Financial Reporting
                                                                     Analyst, Stein Roe Mutual Funds (August
                                                                     1997 to July 1998).

      INVESTMENT MANAGER

      ING Investments, LLC
      7337 E. Doubletree Ranch Road
      Scottsdale, Arizona 85258

      ADMINISTRATOR

      ING Funds Services, LLC
      7337 E. Doubletree Ranch Road
      Scottsdale, Arizona 85258

      DISTRIBUTOR

      ING Funds Distributor, LLC
      7337 E. Doubletree Ranch Road
      Scottsdale, Arizona 85258
      1-800-992-0180

      TRANSFER AGENT

      DST Systems, Inc.
      P.O. Box 419368
      Kansas City, Missouri 64141-6368

      CUSTODIAN

      State Street Bank & Trust
      801 Pennsylvania Avenue
      Kansas City, Missouri 64105

      LEGAL COUNSEL

      Dechert
      1775 Eye Street, N.W.
      Washington, D.C. 20006

      INDEPENDENT AUDITORS

      KPMG LLP
      99 High Street
      Boston, MA 02110-2371

      Contact your investment professional, or call (800) 992-0180 for a current ING Funds prospectus. The prospectuses contain more complete information on all charges, fees, risks and expenses. Please read the prospectus carefully before investing or sending money.

[ING FUNDS LOGO]

                                                  VPIPSAAR1202-021803

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEMS 4-8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a)   Not applicable.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

(a) The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.CERT.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.


                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) ING Strategic Allocation Portfolios, Inc.
             -----------------------------------------




By   /s/ James M. Hennessy
   -------------------------------------------------------------
            James M. Hennessy
            President and Chief Executive Officer

Date  March 3, 2003
    ----------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.





By   /s/ James M. Hennessy
   -------------------------------------------------------------
            James M. Hennessy
            President and Chief Executive Officer

Date  March 3, 2003
    ------------------------------------------------------------


By   /s/ Michael J. Roland
   -------------------------------------------------------------
            Michael J. Roland
            Executive Vice President and Chief Financial Officer

Date  March 3, 2003
    ------------------------------------------------------------